File Nos. 333-136513
811-21939

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-effective Amendment No.
Post-Effective Amendment No. 5
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 5

HORACE MANN LIFE INSURANCE GROUP ANNUITY SEPARATE ACCOUNT
(Exact Name of Registrant)

Horace Mann Life Insurance Company
(Name of Depositor)
One Horace Mann Plaza, Springfield, Illinois 62715
(Address of Depositor’s Principal Executive Offices)
(217) 789-2500
(Depositor’s Telephone Number)
Ann M. Caparros
One Horace Mann Plaza
Springfield, Illinois 62715
(Name and Address of Agent for Service)
Copies of Communications to:
Stephen E. Roth
Sutherland LLP
1275 Pennsylvania Avenue, NW
Washington, DC 20004-1415
It is proposed that this filing will become effective:
☐ Immediately upon filing pursuant to paragraph (b) of Rule 485
☑ On May 1, 2009 pursuant to paragraph (b) of Rule 485
☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐ On May 1, 2009 pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Chicago Public Schools Capital Premier Series 1

Qualified Variable Deferred Group Annuity Contract

Horace Mann Life Insurance Group Annuity Separate Account

May 1, 2009

Qualified Variable Deferred Group Annuity Contract Issued By Horace Mann Life Insurance Group Annuity Separate Account Flexible Premium Contract for Chicago Public School Participants

This Prospectus offers a Variable, qualified group annuity contract (“Group Contract”) to certain Chicago Public School employees (“Participants”). The Group Contract and Certificates thereunder are issued by Horace Mann Life Insurance Company (“HMLIC”), and are issued in connection with retirement plans or arrangements that may qualify for special tax treatment under the Internal Revenue Code of 1986, as amended (“IRC”).

Participants may allocate Net Purchase Payments and account value to the fixed account or to the Horace Mann Life Insurance Group Annuity Separate Account (“the Separate Account”) that invests through each of its Subaccounts (sometimes referred to as “Variable investment options”) in a corresponding Underlying Fund. The Underlying Funds are:

Large Company Stock Funds
Large Core
BlackRock Index Equity Portfolio (Service Class)
Large Growth
AllianceBernstein VPS Large Cap Growth Portfolio
Large Value
Davis Value Portfolio

Mid-Size Company Stock Funds
Mid Core
Fidelity VIP Mid Cap Portfolio (SC 2)
Mid Growth
Lord Abbett Series Fund — Growth Opportunities Portfolio
Mid Value
Ariel Appreciation Fund®

Small Company Stock Funds
Small Core
Neuberger Berman Genesis Fund (Advisor Class)
Small Growth
Wilshire VIT Small Cap Growth Fund
Small Value
Ariel Fund®

International Stock Funds
Goldman Sachs VIT International Equity Fund
Templeton Foreign Smaller Companies Fund (Class A)

Technology Funds
T. Rowe Price Science and Technology Fund — Advisor Class

Balanced Fund
Putnam VT The George Putnam Fund of Boston (IB Shares)

Bond Funds
BlackRock Low Duration Bond Portfolio (Service Class)
BlackRock Liquidity Temp Fund (Service Class)
BlackRock Total Return II Portfolio (Service Class)

This Prospectus sets forth the information an investor should know, and should be kept for future reference. Additional information about the Horace Mann Life Insurance Group Annuity Separate Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information (“SAI”), dated May 1, 2009. The SAI is incorporated by reference and is available upon request and without charge. You can obtain the SAI by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 61708-4657, by sending a facsimile transmission to (877) 832-3275, or by telephoning (800) 999-1030 (toll free). The table of contents of the SAI appears at the end of this prospectus.

The Securities and Exchange Commission maintains a website (www.sec.gov) that contains the SAI, material incorporated by reference, and other information that the Horace Mann Life Insurance Group Annuity Separate Account files electronically with the Securities and Exchange Commission.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

ANNUITIES OFFERED BY HMLIC ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. THEY ARE NOT DEPOSITS OF, OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK. THEY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

Horace Mann Investors, Inc., the distributor of the Certificates, is a member of the Securities Investor Protection Corporation (SIPC). Visit www.sipc.org, call 1-202-371-8300 or write to SIPC at 805 15th Street, N.W. Suite 800, Washington, D.C. 20005-2215 for information about SIPC, including the SIPC brochure.

The date of this Prospectus is May 1, 2009.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OF, OR SOLICITATION OF AN OFFER TO ACQUIRE, ANY INTEREST OR PARTICIPATION IN THE GROUP CONTRACT OFFERED BY THIS PROSPECTUS IN ANY STATE TO ANYONE TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER OR SOLICITATION IN SUCH STATE.

Definitions

Accumulation Unit: A unit of measurement used to determine the value of a Participant’s interest in a Subaccount before Annuity Payments begin.

Accumulation Unit Value: The value of an Accumulation Unit on any Valuation Date.

Annuitant: The natural person whose life determines the Annuity Payments made under a Certificate.

Annuity Date: The date Annuity Payments begin. The criteria for determining Annuity Dates are set forth in the Group Contract.

In addition, Qualified Plans often place certain limitations upon election of an Annuity Date. Generally, distributions under Qualified Plans must begin by April 1 following the calendar year in which the Participant reaches age 70 1/2. See “Taxation of Contract Benefits.”

Annuity Payments: A series of payments that may be: for life; for life with a guaranteed number of payments; for the joint lifetimes of the Annuitant and another person, and thereafter, during the lifetime of the survivor; or for some fixed period. A fixed annuity payout arrangement provides a series of payments that will be equal in amount throughout the annuity period except in the case of certain joint and survivor Annuity Payment Options. A fixed annuity payout arrangement does not participate in the investment experience of any Subaccount. A Variable annuity payout arrangement provides a series of payments that vary in amount.

Annuity Period: The period during which Annuity Payments are made to the Annuitant or the last surviving joint Annuitant, if any.

Annuity Unit: A unit of measurement used in determining the amount of a Variable Annuity Payment during the Annuity Period.

Annuity Unit Value: The value of an Annuity Unit on any Valuation Date.

Certificate: A document issued to employees of the Chicago Public Schools who are Participants under the Group Contract that summarizes the provisions of the Group Contract and sets forth the Participant’s rights and benefits thereunder.

Certificate Year: A year measured from the date a Certificate was issued to a Participant and each anniversary of that date.

FINRA — The Financial Industry Regulatory Authority was created in July 2007 through the consolidation of NASD and the member regulation, enforcement and arbitration functions of the New York Stock Exchange.

Fixed Account Value: The dollar value of the fixed account under a Certificate before Annuity Payments begin.

Group Contract: This Prospectus offers a Variable flexible premium group annuity contract to retirement plans of the Chicago Public Schools.

HMLIC, We, Us, Our: Horace Mann Life Insurance Company.

Home Office: The mailing address and telephone number of Our Home Office are P.O. Box 4657, Springfield, Illinois 62708-4657; (800) 999-1030. Our street address is 1 Horace Mann Plaza, Springfield, Illinois 62715-0001.

Mutual Fund(s): Open-end management investment companies. These companies are generally registered under the Investment Company Act of 1940.

Net Purchase Payment: The balance of each purchase payment received by HMLIC after deducting any applicable premium taxes.

Participant, You, Your: A person to whom a Certificate showing participation under the Group Contract has been issued.

Qualified Plan: The term “Qualified Plan” in this Prospectus will be used to describe the following annuity contracts: Internal Revenue Code (IRC) Section 403(b) tax sheltered annuity (“403(b) contract”) and IRC Section 457(b) eligible governmental plan annuity (“457(b) contract”).

Separate Account: The Horace Mann Life Insurance Group Annuity Separate Account, a segregated Variable investment account consisting of Subaccounts each of which invests in a corresponding Underlying Fund.

Subaccount: A division of the Separate Account that invests in shares of a corresponding Underlying Fund.

Total Accumulation Value: The sum of the Fixed Account Value and the Variable Account Value before Annuity Payments begin.

Underlying Funds: All Mutual Funds listed in this document that are available for investment through the Separate Account.

Valuation Date: Any day on which the New York Stock Exchange (“NYSE”) is open for trading and on which the net asset value for each share of the Underlying Funds is determined except for the day after Thanksgiving. The Valuation Date ends at 3:00 p.m. Central Time or the close of the NYSE, if earlier. . We deem receipt of any Net Purchase Payment or request to occur on a particular Valuation Date if We receive the Net Purchase Payment or request (in either case, with all required information and documentation) at Our Home Office before 3:00 p.m. Central time on that day. If received after 3:00 p.m. Central Time, We deem receipt to occur on the following Valuation Date.

Valuation Period: The period from the end of a Valuation Date to the end of the next Valuation Date, excluding the day the period begins and including the day it ends

Variable: The values vary based on the investment performance of the Subaccount(s) selected.

Variable Account: Your portion of the Separate Account set up to receive Net Purchase Payments and transfers allocated to it.

Variable Account Value: The dollar value of the Separate Account investment options under the Group Contract before the time Annuity Payments begin.

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Summary

This summary is intended to provide a brief overview of the more significant aspects of the Group Contract and the Certificates thereunder. More detailed information about the material rights and features under the Contract can be found in this Prospectus, and in the related Statement of Additional Information. This Prospectus is intended to serve as a disclosure document that focuses on the Variable portion of the Group Contract and Your Certificate. For information regarding the fixed portion, refer to the Group Contract and Your Certificate.

Detailed information about the Underlying Funds is contained in the prospectus and the statement of additional information of each Underlying Fund.

The expenses for the Underlying Funds, including advisory and management fees, are found in each Underlying Fund’s prospectus.

What is “the Separate Account”?

The Horace Mann Life Insurance Group Annuity Separate Account segregates assets dedicated to the Variable portion of the Group Contract offered herein. The Separate Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust. The Separate Account consists of Subaccounts, each investing in shares of a corresponding Underlying Fund.

Who may purchase the Contract offered by this Prospectus?

We issue the Group Contract exclusively to retirement plans of the Chicago Public Schools. Employees of the Chicago Public Schools may purchase Certificates under the Group Contract.

The Group Contract offered by this Prospectus is a Qualified Plan. Purchasing a Certificate as an investment vehicle for a qualified plan does not provide any additional tax advantage beyond that already available through the qualified plan.

The Group Contract and the Certificates thereunder are offered and sold by HMLIC through PEB Financial Services, located at 20 E Jackson St., Suite 200, Chicago, IL 60605. Individuals at PEB are registered representatives with and offer securities through Linsco/Private Ledger (“LPL”), a member of FINRA and SIPC. HMLIC has entered into a distribution agreement with LPL.

What are my investment choices?

(a)	Separate Account

Includes Subaccounts, each of which invests in one of the following Underlying Funds:

Large Company Stock Funds
Large Core
BlackRock Index Equity Portfolio (Service Class)

Large Growth
AllianceBernstein VPS Large Cap Growth Portfolio

Large Value
Davis Value Portfolio

Mid-Size Company Stock Funds
Mid Core
Fidelity VIP Mid Cap Portfolio (SC 2)

Mid Growth
Lord Abbett Series Fund — Growth Opportunities Portfolio

Mid Value
Ariel Appreciation Fund®

Small Company Stock Funds
Small Core
Neuberger Berman Genesis Fund (Advisor Class)

Small Growth
Wilshire VIT Small Cap Growth Fund

Small Value
Ariel Fund®

International Stock Funds
Goldman Sachs VIT International Equity Fund
Templeton Foreign Smaller Companies Fund (Class A)

Technology Funds
T. Rowe Price Science and Technology Fund — Advisor Class

Balanced Fund
Putnam VT The George Putnam Fund of Boston (IB Shares)

Bond Funds
Black Rock Low Duration Bond Portfolio (Service Class)
Black Rock Liquidity Temp Fund (Service Class)
Black Rock Total Return II Portfolio (Service Class)

(b)	Fixed Account — You also may direct Your Net Purchase Payments (or transfer any of Your Variable Account Value) to the fixed account and receive a guaranteed minimum interest rate. (See Your Certificate.)

When can I transfer between accounts?

At any time before the Annuity Date for Your Certificate, You may transfer amounts from one Subaccount to another, and to and from the fixed account of the Group Contract. The dollar cost averaging program permits You to systematically transfer (on a quarterly, semiannual, or annual basis) a fixed

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dollar amount between the fixed account and Subaccounts and within the Subaccounts. The dollar cost averaging program is only available before the Annuity Date. Transfers from the fixed account of the Group Contract into a Subaccount are subject to certain restrictions. For complete details see “Transfers.”

May I withdraw all or part of my account value before the Annuity Date?

Subject to the restrictions imposed by Your retirement plan and/or the IRC, You may at any time before the Annuity Date surrender Your Certificate in whole, or withdraw it in part, for cash. Each surrender or partial withdrawal from the Variable Account Value is processed on the basis of the value of an Accumulation Unit of the Subaccount(s) from which the value is being surrendered or withdrawn. Restrictions on surrenders and withdrawals from the fixed account are addressed in Your Certificate.

What are the charges or deductions?

Your Certificate may be subject to deductions for applicable state or local government premium taxes. Premium taxes presently range from 0% to 3.5%. The State of Illinois does not currently assess premium taxes.

A mortality and expense risk fee (“M&E Fee”) is deducted from the Variable Account Value. This fee is computed on a daily basis and will not exceed an annual rate of 0.80% of the daily net assets of the Variable Account Value.

We do not deduct an annual maintenance fee, and no deduction for sales expense is charged on purchase payments, surrenders or withdrawals.

What are the federal income tax consequences of investing in the Group Contract?

Amounts contributed through salary reduction or employer contributions are not taxed at the time of contribution. Earnings are also not taxed as they accumulate in an annuity contract. Your Certificate benefits generally will be taxable as ordinary income when received in accordance with Section 72 of the IRC.

The IRC provides an additional penalty tax for premature distributions under various retirement plans. Values may not be withdrawn from 403(b) contracts or 457(b) contracts, except as permitted by the IRC. See “Tax Consequences.” Certificates might not be suitable for short-term investment. See “Surrender or Withdrawal Before Commencement of Annuity Period.”

If I receive my Certificate and am dissatisfied, may I return it?

A Participant generally may return a Certificate to HMLIC within 30 days of receipt of the Certificate. HMLIC will refund the Variable Account Value and all contributions made to the fixed account.

When can I begin receiving Annuity Payments, and what options are available?

Payments will begin on the Annuity Date set by the terms of Your Certificate. Variable Annuity Payments are made in monthly installments. Various Annuity Payment options are available under Your Certificate.

Annuity Payments may be fixed or Variable or a combination of fixed and Variable. The following options are available for receiving Annuity Payments: Life Annuity with or without Certain Period, Joint and Survivor Life Annuity, Income for Fixed Period, Income for Fixed Amount, and Interest Annuity Payments.

The IRC may restrict or penalize certain early distributions from Qualified Plans, and the IRC also generally requires that distributions from Qualified Plans begin by April 1 following the calendar year in which the Contract Owner reaches age 70 1/2 or retires. See “Taxation of Contract Benefits.”

What was the status of the Group Contract and the Separate Account before October 16, 2006?

When it began issuing certificates under a group annuity contract to the Chicago Public Schools 403(b) Tax Deferred Compensation Plan (“403(b) Plan”), HMLIC had not registered that group annuity contract under the Securities Act of 1933, nor had it registered the Separate Account as a unit investment trust under the Investment Company Act of 1940. At that time, the Company believed, in good faith, that such registration was not required because the 403(b) Plan is a “governmental plan” that might be exempted from registration. The Company subsequently determined, however, that the 403(b) Plan is a type of “governmental plan” funded by an annuity contract that may not be exempted from registration as a security, and the Company then registered the Separate Account under the Investment Company Act of 1940 (effective August 11, 2006) and the group annuity contract under the Securities Act of 1933, with a prospectus effective on October 16, 2006). See “Status of the Group Contract and the Separate Account Before October 16, 2006.”

This issue did not arise in connection with certificates issued under the group annuity contract to the Chicago Public Schools 457(b) Tax Deferred Compensation Plan.

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Fee Tables and Example

The following tables describe the fees and expenses that You may pay when buying, owning and surrendering a Certificate. The first table describes the fees and expenses that You will pay at the time that You buy a Certificate, surrender a Certificate or transfer account value between investment options.

Participant Transaction Expenses(1)

Contingent Deferred Sales Charge	None

The following table describes the fees and expenses that You will pay periodically during the time that You own a Certificate, not including Underlying Fund fees and expenses.

Periodic Fees and Expenses

Annual Maintenance Fee	None
Loan Interest Spread(2)	2.0%
Separate Account Annual Expenses (as a percentage of average Variable Account Value)
Mortality and Expense Risk Fee	0.80%
Total Separate Account Annual Expenses	0.80%

The next item shows the lowest and highest total operating expenses charged by the Underlying Funds for the fiscal year ended December 31, 2008. More detail concerning each Underlying Fund’s fees and expenses is contained in the prospectus for each Underlying Fund.

Total Annual Underlying Fund Operating Expenses(3)	Lowest	Highest

(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.31%	1.89%

The Underlying Funds may impose a redemption fee on certain transactions and these are not reflected above. Please see “Transactions — Market Timing” for a discussion of these fees.

Example

This Example is intended to help You compare the cost of investing in the Certificate with the cost of investing in other Variable annuity contracts. These costs include Participant transaction expenses, periodic fees and expenses, Separate Account annual expenses, and Underlying Fund fees and expenses.

The Example assumes that You invest $10,000 in the Certificate for the time periods indicated. The Example also assumes that Your investment has a 5% return each year and assumes the highest fees and expenses of any of the Underlying funds as of December 31, 2008. Although Your actual costs may be higher or lower, based on these assumptions Your costs — if You surrender Your Certificate at the end of the applicable period, if You annuitize at the end of the applicable time period, or if You do not surrender Your Certificate — would be:

1 Year	3 Years	5 Years	10 Years

$270	$828	$1,411	$2,987

Please remember that the Example is simply an illustration and does not represent past or future expenses. Your actual expenses may be higher or lower than those shown. Similarly, Your rate of return may be more or less than the 5% assumed in the Example.

For information concerning compensation paid for the sale of the Group Contract and Certificates thereunder, see “Other Information — Distribution of the Contract.”

(1)	Any premium taxes relating to a Certificate will be deducted from the premium or deducted from the amount applied to purchase Annuity Payments, when applicable. Such premium taxes and the time of deduction of those taxes will be determined by the Participant’s current place of residence. Premium taxes currently range from 0% to 3.5%.

(2)	“Loan Interest Spread” is the difference between the annual interest rate charged to the customer on the outstanding loan balance and the annual interest rate earned by the customer on the outstanding loan balance. While a loan is outstanding, loan interest is payable in arrears, no less frequently than quarterly, with equal installment payments due on the last day of each quarter. See “Loans” for more details on how the interest is calculated.

(3)	The portfolio expenses used to prepare this table were provided to HMLIC by the Underlying Funds. HMLIC has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2008. Current or future expenses may be greater or less than those shown.

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Condensed Financial Information

When HMLIC began issuing certificates under a group variable annuity contract funded through the Separate Account to the Chicago Public Schools 403(b) Tax Deferred Compensation Plan, it had not registered that group annuity contract under the Securities Act of 1933 (“1933 Act”), nor had it registered the Separate Account as a unit investment trust under the Investment Company Act of 1940 (“1940 Act”). Condensed financial information for the Subaccounts of the Separate Account before it was registered under the 1940 Act, and before the Group Contract was registered under the 1933 Act, is provided in an appendix to this prospectus. The appendix also includes the condensed financial information for the period after October 16, 2006 (when the Group contract was registered).

Financial statements of the Separate Account and of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a facsimile transmission request to (217) 527-2307, or by telephoning (217) 789-2500 or (800) 999-1030 (toll-free).

Horace Mann Life Insurance Company,
The Fixed Account,
The Separate Account and
The Underlying Funds

Horace Mann Life Insurance Company

HMLIC, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001 (Our Home Office), is an Illinois stock life insurance company organized in 1949. HMLIC is licensed to do business in 48 states and in the District of Columbia. HMLIC writes individual and group life insurance and annuity contracts on a nonparticipating basis. HMLIC is an indirect wholly- owned subsidiary of Horace Mann Educators Corporation (“HMEC”), a publicly held insurance holding company traded on the NYSE.

The Fixed Account

The fixed account is part of HMLIC’s general account. We use general account assets to support Our insurance and annuity obligations other than those funded by separate accounts. Subject to applicable law, HMLIC has sole discretion over the investment of the assets of the fixed account. HMLIC bears the full investment risk for all amounts contributed to the fixed account. HMLIC guarantees that the amounts allocated to the fixed account under the Group Contract will be credited interest daily at an annual effective interest rate as specified in Your Certificate. We will determine any interest rate credited in excess of the guaranteed rate at Our sole discretion.

The fixed account has not been registered with the Securities and Exchange Commission, and the staff of the Securities and Exchange Commission has not reviewed the disclosure in this prospectus relating to the fixed account.

The Separate Account

On March 1, 2002, HMLIC established the Separate Account under Illinois law. On August 11, 2006, HMLIC registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the 1940 Act (“1940 Act”). The Separate Account is divided into Subaccounts. HMLIC uses the assets of each Subaccount to buy shares of the Underlying Funds based on Participant instructions.

The Separate Account and each of its Subaccounts are administered and accounted for as a part of the business of HMLIC. The income gains and losses, whether or not realized, of each Subaccount are credited to or charged against the amounts allocated to that Subaccount in accordance with the terms of the Group Contract, without regard to other income, gains or losses of the remaining Subaccounts or of HMLIC. The assets of the Separate Account may not be charged with liabilities arising out of any other business of HMLIC. All obligations arising under the Group Contract and the Certificates thereunder, including the promise to make Annuity Payments, are general corporate obligations of HMLIC. Accordingly, all of HMLIC’s assets are available to meet its obligations and expenses under the Group Contract and the Certificates thereunder. While HMLIC is obligated to make payments under the Group Contract and the Certificates thereunder, the amounts of Variable Annuity Payments are not guaranteed.

Status of the Group Contract and the Separate Account Before October 16, 2006. In 2002, HMLIC became one of a limited number of investment providers under the Chicago Public Schools 403(b) Tax Deferred Compensation Plan. In that same year, HMLIC established the Separate Account through which it funded a group annuity contract that was issued to the 403(b) Plan. HMLIC did not register that group contract under the 1933 Act, nor did it register the Separate Account under the 1940 Act. At that time, the Company believed, in good faith, that such registration was not required on the basis that the 403(b) Plan is a “governmental plan” that might be exempted from registration. The Company subsequently determined, however, that the 403(b) Plan is a type of “governmental plan” funded by an annuity contract not exempted from registration as a security, and the Company then registered the Separate Account under the 1940 Act (effective August 11, 2006) and the group contract under the 1933 Act, (effective October 16, 2006).

Unless an exemption can be relied upon, the 1933 Act requires that the offer or sale of a security be made pursuant to an effective registration statement, and the rules of the SEC do not provide for retroactive registration of the group contract. The 1933 Act provides certain remedies for persons who are issued unregistered securities, including the right to bring an action at law or in equity in any court of competent jurisdiction to recover consideration paid for such securities, with interest thereon, less the amount of any income received thereon, upon the tender of the security, or for damages if the person no longer owns the security. The 1933 Act does, however, place restrictions on the timeframe in which such an action may be brought to enforce any liability created by the alleged violation.

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The Underlying Funds

Each of the Underlying Funds is registered with the Securities and Exchange Commission (“SEC”) as a diversified open-end management investment company under the 1940 Act. This registration does not involve supervision of the management of investment practices or policies of the Underlying Funds by the SEC.

The Underlying Funds are listed below along with their primary investment objectives and adviser for each Underlying Fund. There is no assurance that any of the Underlying Funds will achieve its objective. Detailed information on the Underlying Funds can be found in the current prospectus for each Underlying Fund.

Prospectuses for the Underlying Funds should be read carefully in conjunction with this Prospectus before investing. A copy of each prospectus may be obtained without charge from PEB Financial Services by calling (312) 922-3264 or writing to 20 E. Jackson St Suite 200, Chicago, IL 60605. Prospectuses may also be obtained through HMLIC by calling (800) 999-1030 (toll-free), sending a facsimile transmission to (877) 832-3785 or writing to P.O. Box 4657, Springfield, IL 62708-4657.

Name	Objective	Investment Type	Adviser

BlackRock Index Equity Portfolio (Service Class)	The fund’s investment goal is to approximate the investment performance of the S&P 500® index, in terms of its total investment return.	Large core	The BlackRock Index Equity Portfolio is advised by BlackRock Advisors, Inc.

AllianceBernstein VPS Large Cap Growth Portfolio	Long-term capital growth	Large growth	The AllianceBernstein Large Cap Growth Portfolio is a series of the AllianceBernstein Variable Products Series Fund and is advised by AllianceBernstein LP

Davis Value Portfolio	Long-term capital growth	Large value	The Davis Value Portfolio is a series of the Davis Variable Account Fund and is advised by Davis Selected Advisers, L.P.

Fidelity VIP Mid Cap Portfolio SC 2	Seeks long-term growth of Capital.	Mid core	The Fidelity VIP Mid Cap Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Lord Abbett Series Fund Growth Opportunities Portfolio	Capital Appreciation	Mid growth	The Lord Abbett Series Fund-Growth Opportunities Portfolio is advised by Lord, Abbett & Co. LLC

Ariel Appreciation Fund®	Long-term capital appreciation	Mid value	Ariel Appreciation Fund® is advised by Ariel Investments, LLC

Neuberger Berman Genesis Fund-Advisor Class	Capital growth	Small core	Neuberger Berman Genesis Fund-Advisor Class is advised by Neuberger Berman Management Inc. and subadvised by Neuberger Berman, LLC

Wilshire VIT Small Cap Growth Fund	Long-term capital growth	Small growth	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated

Ariel Fund®	Long-term capital appreciation	Small value	Ariel Fund® is advised by Ariel Investments, LLC

Goldman Sachs VIT International Equity Fund	Long term capital appreciation	International	The Goldman Sachs VIT International Equity Fund is a series of the Goldman Sachs Variable Insurance Trust and is advised by Goldman Sachs Asset Management, L.P.

Templeton Foreign Smaller Companies Fund (Class A)	The Fund’s investment goal is long-term capital growth.	International	The Templeton Foreign Smaller Companies Fund is advised by Franklin Advisers Inc.

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Name	Objective	Investment Type	Adviser

T. Rowe Price Science and Technology Fund-Advisor Class	Long term capital appreciation	Technology	The T. Rowe Price Science & Technology Fund-Advisor Class is advised by T. Rowe Price Associates

Putnam VT The George Putnam Fund of Boston (IB Shares)	Seeks to provide a balanced investment composed of a well-diversified portfolio of stocks and bonds that produce both capital growth and current income.	Balanced	The Putnam VT The George Putnam Fund of Boston is advised by Putnam Investment Management, LLC

BlackRock Low Duration Bond Portfolio (Service Class)	The fund seeks to realize a rate of return that exceeds the total return of the Merrill Lynch 1-3 Year Treasury Index (the benchmark).	Bond	The BlackRock Low Duration Bond Portfolio is advised by BlackRock Advisors, Inc.

BlackRock Liquidity Temp Fund (Service Class)	The fund seeks as high a level of current income as is consistent with liquidity and stability of principal.	Bond	The BlackRock Liquidity Temp Fund is advised by BlackRock Institutional Management Corp.

BlackRock Total Return II Portfolio (Service Class)	The fund seeks to realize a total return that exceeds that of the Lehman Brothers U.S. Aggregate Index (the benchmark).	Bond	The BlackRock Core Bond Total Return Portfolio is advised by BlackRock Advisors, Inc.

The Underlying Funds may sell shares to separate accounts established by other insurance companies to support variable annuity contracts, variable life insurance contracts, or qualified retirement plans, or to certain pension and retirement plans qualifying under Section 401 of the IRC. It is possible that, in the future, material conflicts could arise as a result of such “mixed and shared” investing.

The investment objectives and policies of certain Underlying Funds are similar to the investment objectives and policies of other mutual funds that may be managed by the same investment adviser or manager. The investment results of the Underlying Funds may differ from the results of these other mutual funds. There can be no guarantee, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other mutual fund, even if the other mutual fund has the same investment adviser or manager.

Selection of Underlying Funds — In consultation with the Board of Education of the City of Chicago (“Plan Sponsor”), We select the Underlying Funds offered through the Separate Account based on several criteria, including asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualifications of each investment firm. Another factor We consider during the selection process is whether the Underlying Fund, its adviser or sub-adviser or an affiliate will make payments to Us or Our affiliates. (For additional information on these arrangements, see “Payments We Receive.”) We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability for new Net Purchase Payments and/or transfers of account value if We determine, in consultation with the Plan Sponsor, that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Participants. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund. You bear the risk of any decline in Your Variable Account Value resulting from the performance of the Underlying Funds You have chosen.

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Separate Account Pricing Agreement. Effective April 15, 2005 HMLIC entered into an agreement with State Street Bank and Trust Company (“State Street”), a national banking association located at 801 Pennsylvania Avenue, Kansas City, MO 64105, to calculate the daily Accumulation Unit Value for each Subaccount and to maintain certain required accounting records.

Payments We Receive — As described above, an Underlying Fund or an investment adviser or sub-adviser of an Underlying Fund (or its affiliates) may make payments to Us and/or certain of Our affiliates. For certain Underlying Funds, some or all such payments may be made from 12b-1 fees or service fees that are deducted from the Underlying Fund assets. Other payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Participants, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the prospectuses for the Underlying Funds for more information). The amount of payments We (or our affiliates) receive generally is based on a percentage of assets of the Underlying Fund attributable to the Group Contract and certain other variable insurance products that We issue. These percentages differ and some Underlying Funds or their advisers or sub-advisers (or their affiliates) may pay Us more than others. These percentages currently range up to 0.50%. These payments may be used for any corporate purpose, including payment of expenses that We and/or Our affiliates incur in promoting, marketing and administering the Certificates, and that We, in the role as an intermediary, incur in promoting, marketing and administering the Underlying Funds. We and Our affiliates may profit from these payments.

Addition, Deletion, or Substitution of Underlying Funds — We do not guarantee that each Underlying Fund will always be available for investment through the Group Contract. We reserve the right, subject to compliance with applicable law and concurrence of the Plan Sponsor, to add new underlying funds or classes of underlying funds, to close existing Underlying Funds or classes of Underlying Funds, or to substitute shares of a different underlying fund for Underlying Fund shares that are held by a Subaccount. New or substitute underlying funds may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will not add, delete or substitute any shares attributable to Your interest in a Subaccount without the concurrence of the Plan Sponsor, and without notice to You and the prior approval of the SEC and any state governmental agency, to the extent required by the 1940 Act or other applicable law.

With the concurrence of the Plan Sponsor, We also may establish or add new Subaccounts, remove existing Subaccounts, or combine Subaccounts. We also reserve the right to deregister the Separate Account, or to operate the Separate Account in another form permitted by law.

Voting Rights — We are the legal owner of the Underlying Fund shares held in the Separate Account and have the right to vote on all matters submitted to Underlying Fund shareholders. Nevertheless, unless otherwise restricted by the retirement plan under which the Group Contract is issued, each Participant has the right to instruct HMLIC with respect to voting his or her interest in the shares of the Underlying Funds held by the Separate Account at all shareholder meetings.

Before a vote of Underlying Fund shareholders, Participants will receive various materials, such as proxy materials and voting instruction forms, that relate to voting Underlying Fund shares. The number of votes that may be cast by a Participant is based on the number of units owned as of the record date of the shareholder meeting.

We will vote all of the shares We own, including those for which We have received no instructions and those attributable to investment by HMLIC, in proportion to the vote by Participants who have Separate Account units, as long as such action is required by law. Therefore, the outcome of the vote could be decided by a few Participants who provide timely voting instructions. Should federal securities laws, regulations, or interpretations change, We may elect to vote Underlying Fund shares in Our own right. If required by state insurance officials, or if permitted under federal regulation, We may disregard certain Participant voting instructions under certain circumstances.

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The Certificates

Participants’ Rights

The Group Contract (and the Certificates thereunder) may be issued under a retirement plan on a qualified basis as defined in the IRC. Qualified Contracts are subject to certain tax restrictions. See “Tax Consequences.”

To participate in a Qualified Plan, a Participant may be required to forego certain rights granted by the Group Contract (and the Certificates thereunder) and should refer to the provisions of his or her Certificate, the provisions of the plan or trust instrument, and/or applicable provisions of the IRC.

Unless otherwise provided by law, and subject to the terms of any governing plan or trust, the Participant may exercise all privileges of ownership, as defined in the Certificate, without the consent of any other person. No designation or change in designation of a beneficiary will take effect unless We receive written request therefor at Our Home Office. The request will take effect as of the date We receive it, subject to payment or other action taken by Us before Your request was received. An assignment of ownership of a Qualified Plan is generally prohibited.

This prospectus describes only the variable portions of the Group Contract/Certificate. On the Annuity Date, the Participant has certain rights to acquire fixed annuity options. See Your Certificate for details regarding fixed Annuity Payments.

Purchasing a Certificate

To purchase a Certificate issued under the Group Contract offered by this Prospectus, You must complete an enrollment form bearing all requested signatures and a suitability form unless one is already on file.

Enrollment forms are to be sent to PEB Financial Services. We will issue Your Certificate upon receipt of Your properly completed enrollment form at Our Home Office. Any initial Net Purchase Payment received with a complete enrollment form will be credited within two business days of receipt. We deem receipt to occur on a Valuation Date if We receive Your properly completed enrollment form at Our Home Office before 3:00 p.m. Central Time. If We receive Your properly completed enrollment form at Our Home Office after 3:00 p.m. Central Time, We deem receipt to occur on the following Valuation Date. If an incomplete enrollment form is received, PEB Financial Services and/or HMLIC will promptly request additional information needed to process the enrollment. Any initial purchase payment received will be held in a suspense account, without interest, for a period not exceeding five business days. If the necessary information is not received within these five business days, PEB Financial Services will return the initial purchase payment unless otherwise directed by the applicant.

For a 457(b) Contract, the employer will purchase the Certificate on behalf of the employee but the employee will be required to complete an enrollment form and a suitability form.

Although We do not anticipate delays in Our receipt and processing of enrollment forms or purchase payments, We may experience such delays to the extent registered representatives from PEB Financial Services fail to forward enrollment forms and Net Purchase Payments to Our Home Office on a timely basis.

Right to Cancel

You have the right to cancel Your Certificate for any reason within 30 days after You receive the Certificate. To cancel a Certificate, You must provide written notice of cancellation and return the Certificate to Us at Our Home Office, or to the registered representative who sold it to You, within this “free look period.” HMLIC will refund the Variable Account Value and all contributions made to the fixed account. Upon return of the Certificate, it will be deemed void.

Purchase Payments

Amount and Frequency of Purchase Payments — Net Purchase Payments will be applied at the applicable Accumulation Unit Value next determined following receipt in good form. The minimum purchase payment for Your product is $10. The IRC limits the amounts that may be contributed to Qualified Plans. See “Tax Consequences — Contributions.” Any Net Purchase Payment received and considered to be in good form will be credited on the next Valuation Date following receipt. We deem receipt to occur on a Valuation Date if We receive the Net Purchase Payment at Our Home Office before 3:00 p.m. Central Time. If We receive the Net Purchase Payment at Our Home Office after 3:00 p.m. Central Time, We deem receipt to occur on the following Valuation Date.

Allocation of Purchase Payments — All or part of the Net Purchase Payments made may be allocated to one or more Subaccounts. A request to change the allocation of Net Purchase Payments can be made by written notice submitted to HMLIC, and will be effective on the Valuation Date of receipt of the request by Our Home Office unless a future date is requested.

Accumulation Units and Accumulation Unit Value — Net Purchase Payments allocated to the Separate Account are credited on the basis of Accumulation Unit Value. The number of Accumulation Units purchased by Net Purchase Payments is determined by dividing the dollar amount credited to each Subaccount by the applicable Accumulation Unit Value next determined following receipt of the payment at our Home Office. The value of an Accumulation Unit is affected by the investment experience of the Underlying Fund, expenses, and the deduction of certain charges.

Accumulation Units are valued on each Valuation Date. If We receive Your premium payment before 3:00 p.m. Central Time (or before the close of the New York Stock Exchange, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of that Valuation Day. If We receive Your premium payment at or after 3:00 p.m. Central Time (or at or after the close of the New York Stock Exchange, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of the next Valuation Date.

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Accumulation Units are valued on each Valuation Date. The Accumulation Unit Value of a Subaccount for any Valuation Period is equal to:

•	the net asset value of the corresponding Underlying Fund attributable to the Accumulation Units at the end of the Valuation Period;
•	plus the amount of any income or capital gain distributions made by the Underlying Fund during the Valuation Period;
•	minus the dollar amount of the mortality and expense risk charge We deduct for each day in the Valuation Period;

•	divided by the total number of Accumulation Units outstanding at the end of the Valuation Period.

Transactions

The information in this section of the prospectus sets forth specific information and documentation that must be received by Us at our Home Office in order to process requests for certain types of transactions. In addition to the specific requirements set forth below, Your instructions must be sufficiently clear so that We do not need to exercise any discretion to follow such instructions; and We must receive all of the information and supporting legal documentation We require in order to effect the transaction.

Transfers — Subject to certain restrictions, You may transfer amounts from one Subaccount to another, and to and from the fixed account of the Group Contract, before the Annuity Date. You may transfer account value from one existing investment option into as many as 10 other investment options. The minimum amount that can be transferred is $100 or the entire dollar value of the Subaccount(s), whichever is less.

Transfers from the fixed account are restricted to 20% of the value in the fixed account. Additional transfers of another 20% may be completed, but only after 365 days have elapsed since the last transfer. Please read Your Certificate for more information.

A Participant may elect to transfer funds between Subaccounts and the fixed account by submitting a written request to HMLIC at P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a facsimile transmission request to (877) 832-3785, by calling (800) 999-1030 (toll-free), or by accessing the HMLIC website at www.horacemann.com and looking in the “Account Access”.

Caution: Telephone and computer systems may not always be available. Any telephone or computer systems, whether Yours, Your service provider’s, Your agent’s, or Our’s, can experience outages or slowdowns for a variety of reasons. These outages may delay or prevent Our processing of Your transaction request. If You experience technical difficulties or problems, You should make Your transaction request in writing to Our Home Office. You also should protect Your validating information, because self-service options will be available to anyone who provides Your validating information. We will not be able to verify that the person providing electronic transfer instructions via automated telephone or online systems and providing validating information is You or is authorized by You.

Depending on the means used to request a transfer, the request must: (1) be signed by the Participant, or for telephone and HMLIC website transactions, be made by the Participant, (2) include the name of the Participant and the Certificate number, and (3) specifically state the dollar amount (not available for website transactions), a whole percentage, or the number of Accumulation Units to be transferred. The request also must specify the Subaccounts from which and to which the transfer is to be made. Transfers are effective on the Valuation Date of receipt of the request (in a form acceptable to us) by HMLIC’s Home Office, unless a future date is requested. See “Other Information — Forms Availability.”

Dollar Cost Averaging — Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market cycles. Dollar cost averaging transfers are completed by periodically transferring equal amounts of money. You may preschedule a series of transfers between Variable investment options, or between the fixed account and Variable investment options, to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. HMLIC reserves the right to limit the number of investment options and which investment options are available for the dollar cost averaging program. You may request dollar cost averaging by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), or by telefacsimile (FAX) transmission to (877) 832-3785. This option is only available before the Annuity Date.

The transfers will begin on the Valuation Date of receipt of the request in HMLIC’s Home Office (in a form acceptable to Us), and will continue on this day each period until the program is completed. If the original request is received on the 29th, 30th or 31st of the month, all subsequent transfers will be processed as of the 28th of the month. If You should decide to cancel an existing dollar cost averaging program, You must notify HMLIC’s Home Office either in writing to P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), or by facsimile transmission to (877) 832-3785.

Because the Variable Account Value from which the transfers occur may decrease over time, the dollar cost averaging program may conclude earlier than scheduled. In addition, the last dollar cost averaging transfer may be for less than all prior transfers. Finally, the Variable Account Value in a Subaccount may increase and result in a balance remaining at the end of the period selected.

All requests must identify the Participant’s name and Certificate number, specify the amounts and which of the fixed account and/or the Variable investment options is/are to be utilized, and include proper authorization, such as a signature on a form or validating information if using the telephone.

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Rebalancing — Rebalancing is the periodic adjusting of investment option balances to maintain a pre-established asset allocation strategy. You may request a rebalancing of Your portfolio either once or on a periodic basis. This option is only available before the Annuity Date.

For periodic rebalancing requests, You may select from a quarterly, semiannual or annual period. Rebalancing is continuous for the period(s) selected unless changed or discontinued by the Participant. HMLIC reserves the right to limit the number of investment options and which investment options are available for the rebalancing program. HMLIC also reserves the right to require a minimum account value of no greater than $5,000 before a request for rebalancing is approved. You may request rebalancing by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), or by telefacsimile (FAX) transmission to (877) 832-3785.

Rebalancing will begin on the Valuation Date of receipt of Your written request (in a form acceptable to Us) in HMLIC’s Home Office. For periodic rebalancing requests, subsequent rebalancing of Your portfolio will continue to occur on the same calendar day of each scheduled month. If the original request is received on the 29th, 30th or 31st of the month, all subsequent rebalancing of Your portfolio will be processed as of the 28th of the month. If You should decide to cancel an existing rebalancing program, You must notify HMLIC’s Home Office either in writing to P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), or by facsimile transmission to (877) 832-3785.

All requests must (1) identify the Participant’s name and Certificate number, (2) specify the investment options to be utilized and the percentage to be maintained in each option, and (3) include proper authorization, such as a signature on a form or validating information if using the telephone.

Changes to Purchase Payment Allocations — A Participant may elect to change the allocation of future Net Purchase Payments at any time by mailing a written request to HMLIC at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by facsimile transmission to (877) 832-3785, or by accessing the HMLIC website at www.horacemann.com and looking in the “Account Access” section. Depending on the means used to request a change, the request must (1) be signed by the Participant, or for telephone and HMLIC website transactions, be made by the Participant, (2) include the Participant’s name and Certificate number, and (3) specify the new allocation percentage for the fixed account and/or for each Subaccount (in whole percentages). The percentages must total 100% and each request must be stated in whole percentages. Changes in allocation instructions are effective on the Valuation Date of receipt of the written request at HMLIC’s Home Office unless a future date is requested. See “Other Information — Forms Availability.”

Market Timing — The Group Contract (and the Certificates thereunder) and the Subaccounts are not designed for “market timing” through frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. HMLIC discourages and does not accommodate frequent transfers among the Subaccounts or between the Subaccounts and the fixed account. Trading strategies that seek to benefit from short-term price fluctuations or price irregularities cause disruption to the Underlying Funds’ investment strategies, with potential resulting harm to performance and increased trading costs or Underlying Fund expenses, and are thereby potentially harmful to Underlying Fund shareholders, generally, and to Participants and their account performance, more specifically.

If We determine, in Our sole discretion, that Your transfer patterns among the Subaccounts reflect a market timing strategy, We will take action to protect the other investors and/or terminate Your Certificate. In making these determinations, We may consider the combined transfer activity of Certificates that We believe are under common ownership, control or direction. When considering whether to take action, HMLIC does not include transfers made pursuant to the dollar cost averaging method or rebalancing.

HMLIC applies its market timing policies and procedures uniformly to all owners of Certificates under a particular Group Contract. Such action will include requiring future transfer requests under a Certificate to be submitted with an original signature via U.S. Mail for a period of time or for the duration of the Certificate. If this restriction is imposed, We will reverse within one business day any transaction inadvertently processed that is not in compliance with the restriction. You will receive written confirmation of any such reversal. If HMLIC determines that You are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Certificate owners, it will notify You in writing of any restrictions.

The detection and deterrence of market timing involves judgments that are inherently subjective. Our ability to detect such activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by others to avoid detection. Our ability to restrict transfers may also be limited by the provisions of the Group Contract (and the Certificates thereunder). Accordingly, there is no assurance that We will deter all market timing activity. Therefore, Participants may be subject to the risks described above.

The Underlying Funds may have their own policies and procedures with respect to frequent purchases and redemptions of their shares, which are described in the Underlying Fund prospectuses. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period of time. Such policies and procedures may be more or less restrictive than HMLIC’s policies and procedures. As a result, We may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, We reserve the right to defer or restrict transfers at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions as a result of the frequent trading policies and procedures of the Underlying Funds.

HMLIC also reserves the right to administer redemption fees imposed by one or more of the Underlying Funds. These

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fees will be assessed against the redeeming Participant. The prospectuses of the Underlying Funds include more details on the ability of the Underlying Funds to refuse or restrict purchases or redemptions of their shares. Participants should be aware that We are required to provide to an Underlying Fund, promptly upon request, certain information about the trading activity of individual Participants, and to restrict or prohibit further purchases or transfers by specific Participants identified by the underlying fund as violating the frequent trading policies established for that Underlying Fund.

Surrender or Withdrawal Before Commencement of Annuity Period — Values may not be withdrawn from a 403(b) contract or a 457(b) contract except under certain circumstances. (See “Tax Consequences.”) However, if not restricted by the IRC or applicable retirement plan under which the Group Contract and the Certificates thereunder are issued, a Participant may surrender a Certificate in whole or withdraw part of the account value for cash before Annuity Payments begin.

The surrender or partial withdrawal value (rollover, exchange, etc.) is determined on the basis of the Accumulation Unit Value next computed following the receipt of a valid request for surrender or partial withdrawal in HMLIC’s Home Office. A surrender or partial withdrawal may result in adverse federal income tax consequences to the Participant. These consequences include current taxation of payments received, and may include a penalty tax resulting from premature distribution. (See “Tax Consequences.”)

A Participant eligible to surrender or request a partial withdrawal may elect to do so by submitting a signed, HMLIC form to HMLIC’s Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. A Participant may request a HMLIC withdrawal/surrender form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657, by calling 800-999-1030 or by accessing our website at www.horacemann.com. Depending on the volume of transaction requests received at Our Home Office, We may take up to 5 business days following Our receipt of a request for a withdrawal/surrender form to mail the form. Telefacsimile (FAX) transmissions and photocopies of the withdrawal/surrender request will be accepted only if all withdrawal/surrender proceeds are to be sent to the Participant and the request, if sent by FAX, is sent to (877) 832-3785. Telefacsimile and photocopy transmissions of the withdrawal/surrender request will not be accepted if any proceeds of the withdrawal/surrender are NOT to be sent to the Participant. (See “Tax Consequences” and “Other Information — Forms Availability.”)

Partial withdrawals and surrenders will be processed either (1) on a Valuation Date You specify in a request, provided the specified Valuation Date occurs on or after receipt of the request at Our Home Office, or (2) on the Valuation Date of such receipt of a valid request at Our Home Office.

For Your protection, We will send a confirmation letter on all address changes. If You have requested an address change within 15 days before Your surrender or withdrawal request, We will hold Your request until We have acquired confirmation of the correct address. Upon receipt of Your confirmation of the address, We will consider the surrender or withdrawal request to be received in good form.

If You request a partial withdrawal from Your tax-deferred annuity contract using the hardship withdrawal regulations of the IRC, there may be a suspension of contributions to all other retirement plans of Your employer for six months (or such period of time as is provided in Your retirement plan document). You should consult with Your retirement plan administrator for further guidance before making a hardship withdrawal.

Loans — Loans are available under Your Certificate before the date Annuity Payments begin, and at least 12 months after the loan endorsement has been in force in connection with Your Certificate. Your loan request must be in writing to Our Home Office. We will permit one loan in any continuous 12-month period. In no event will We permit a loan term to extend beyond an Annuitant’s 70th birthday.

When a loan is made, fixed account funds equaling the amount of the loan will be transferred from the fixed account to a loan reserve account. The minimum loan amount is $1,000. The maximum loan amount is $50,000, and cannot exceed half of Your fixed account value. The initial interest rate established for Your loan will be the Adjustable Interest Rate for the calendar quarter in which the loan is effective. The interest rate on Your loan may change annually at Your annual loan anniversary date. The Adjustable Interest Rate is an interest rate established by HMLIC each calendar quarter and will apply for 12 months to new loans made in that quarter and to outstanding loans with loan anniversaries that occur in that quarter. The Adjustable Interest Rate will not exceed the published monthly average from Moody’s Corporate Bond Yield Average, rounded to the lowest 1/2% for the calendar month ending two months before the first day of the calendar quarter. There will be no interest rate change for Your next loan year if the Adjustable Interest Rate for the calendar quarter of Your annual loan anniversary is within 1/2% of Your current loan interest rate. If the Adjustable Interest Rate established for the calendar quarter of Your annual loan anniversary is 1/2% or more lower than Your current loan interest rate, Your loan interest rate will be reduced to the lower rate for Your next loan year. If the Adjustable Interest Rate established for the calendar quarter of Your annual loan anniversary is 1/2% or more higher than Your current loan interest rate, Your loan interest rate may be increased to the higher rate for Your next loan year. HMLIC will send You a written notice of any change in the loan interest rate at least 31 days before the annual loan anniversary. We currently charge a Participant 5.0% interest per year on a loan. Amounts in a loan reserve account will earn interest at an annual rate of at least 3%. The amount of the loan, plus interest, will be amortized and repaid no less frequently than quarterly, with equal installment payments due on the last day of each quarter. Generally, You must repay a loan within 5 years.

While there is an outstanding loan balance, the amount of the loan reserve account will receive the loan reserve account interest rate (the effective annual rate used to determine the amount of loan reserve account interest). In addition, if the loan including any accrued loan interest has not been repaid upon selection of an Annuity Payment option or upon an Annuitant’s death, the annuity value or the death

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benefit will be reduced by the outstanding loan amount (including any accrued loan interest). If You surrender Your Certificate before repaying a loan, Your account value will be reduced by the outstanding loan amount (including any accrued loan interest) minus any income tax required to be withheld.

Payments We Make — HMLIC ordinarily completes a transaction within seven calendar days after receipt of a proper request to transfer, surrender, partially withdraw, or commence Annuity Payments. The value of Your account is determined as of the Valuation Date on which a valid transaction request is received. However, determination of account value and processing the transaction may be deferred for (1) any period during which the NYSE is closed for other than customary weekend or holiday closings or during which trading is restricted by the SEC, (2) any period when the SEC determines that an emergency exists that makes it not reasonably practicable to sell securities or to fairly determine Accumulation Unit Values or Annuity Unit values, or (3) any other period designated by the SEC to protect persons with interests in the Separate Account.

We reserve the right to defer payment of amounts from the fixed account for up to six months after receipt of Your written request, but only after We have made a written request and received written approval of the insurance department of the state in which the Group Contract was delivered. We will pay interest on any payment deferred for 30 days or more at the applicable interest rate.

If You have submitted a check or draft to Our Home Office, We may defer payment of surrenders, withdrawals, death benefit proceeds, or payments under a settlement option until the check or draft has been honored.

If mandated under applicable law, We may be required to reject a premium payment and/or block a Participant’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans (if applicable), or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about a Participant or a Participant’s account to governmental regulators.

Confirmations — HMLIC mails written confirmations of purchase payments to Participants on a quarterly basis within five business days following the end of each calendar quarter. Written confirmations of transfers, changes in allocations, partial withdrawals and surrenders are mailed to Participants within seven calendar days of the date the transaction occurred.

If a Participant believes that the confirmation statement contains an error, the Participant should notify HMLIC as soon as possible after receipt of the confirmation statement. Notice may be provided by writing to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a facsimile transmission to (877) 832-3785, or by telephoning (800) 999-1030 (toll-free).

Deductions and Expenses

We assess certain charges and make certain deductions under the Group Contract and the Certificates thereunder. These charges and deductions compensate Us for: services and benefits We provide, costs and expenses We incur, and risks We assume.

Services and Benefits We Provide:

•	the death benefit, and cash benefits under the Group Contract and the Certificates thereunder
•	Investment Options, including Net Purchase Payment allocations
•	administration of elective options
•	the distribution of reports to Participants and the Plan Sponsor
•	Annuity Payment options

Costs and Expenses We Incur:

•	costs associated with processing enrollment forms and with issuing and administering the Group Contract and the Certificates thereunder
•	overhead and other expenses for providing services and benefits, sales and marketing expenses, including compensation paid in connection with the sale of Certificates. Sales commissions typically range from 1% to 3% of purchase payments received.
•	other costs of doing business, such as collecting purchase payments, maintaining records, effecting transactions, and paying federal, state and local premium and other taxes, and fees

Risks We Assume:

•	that the costs of providing the services and benefits under the Group Contract and the Certificates thereunder exceed the charges We deduct.

Mortality and Expense Risk Fee — For assuming mortality and expense risks, HMLIC applies an asset-based charge to the Variable Account Value. The mortality and expense risk fee is assessed at an annual rate of 0.80% of the daily net assets of the Variable Account Value (0.45% for mortality risk, and 0.35% for expense risk). However, HMLIC reserves the right to change the fee (subject to the 0.80% ceiling) in the future. The fee is computed on a daily basis.

If this charge, combined with any other charges under the Group Contract and the Certificates thereunder, does not cover Our total costs for services rendered and expenses incurred, We absorb the loss. Conversely, if the fees and charges more than cover Our actual costs, the excess is added to Our surplus. We expect to profit from this charge.

Loan Interest Spread — We charge You an effective annual interest rate of 5.0% on a loan. We also credit the amount in the loan reserve account with an effective guaranteed annual interest rate no less than 3.0%.

Operating Expenses of the Underlying Funds — There are deductions from and expenses paid out of the assets of the Underlying Funds that are described in each Underlying Fund’s prospectus.

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Death Benefit Proceeds

If a Participant dies before the Annuity Date and has not surrendered his/her Certificate, the death benefit will be paid to the beneficiary designated by the Participant. The death benefit is determined for each beneficiary as of the date proof of death is received by HMLIC from such beneficiary. Proof of death includes a certified death certificate and a completed claimant’s statement and any additional forms, documentation, and written payment instructions necessary to process a death benefit claim, in a form satisfactory to us.

Upon receipt of such proof of death, the beneficiary will receive the greater of:

•	the total value of the Participant’s account, less any applicable premium tax; or
•	the sum of all contributions under a Participant’s account, less any applicable premium tax, any outstanding loan balance, and any withdrawals.

All or part of the death benefit proceeds may be paid to the beneficiary under one of the Annuity Payment options described under “Annuity Payment Options.” If the form of Annuity Payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to a payee designated by the beneficiary or, if no subsequent payee has been designated, to the beneficiary’s estate. Any part of a Participant’s interest payable to a minor child will be paid to the child’s legal guardian for the benefit of the child.

Annuity Payments

Qualified Plans often place certain limitations upon election of an Annuity Date. Generally, distributions under Qualified Plans must begin by April 1 following the calendar year in which the Participant reaches age 70 1/2 or retires. (See “Taxation of Contract Benefits.”)

The Group Contract and the Certificates thereunder provide for fixed or Variable Annuity Payment options, or a combination of both. A Participant may elect to have Annuity Payments made under any one or more of the options described below, or in any other payment options that HMLIC may make available in response to a Participant’s request. To begin receiving Annuity Payments, You must submit a properly completed request form to Our Home Office. If We do not receive Your written election of an Annuity Payment option at Our Home Office at least 30 days before the anticipated Annuity Date, the Annuity Payment option will be the life annuity with payments guaranteed for 10 years, which is payable on a Variable basis for any account value in a Subaccount.

We will process the request so that the Annuity Payments begin as prescribed in Your Certificate. We may issue a supplemental annuity contract for each Annuity Payment option chosen. If You elect a fixed payment option, We will transfer Your Variable Account Value to the fixed account on the date We receive Your request in Our Home Office; if You elect a Variable payment option, We will transfer Your Fixed Account Value to Your Variable Account on the date We receive Your request at Our Home Office. Your Net Purchase Payment allocation(s) will be changed to the fixed account or the Variable Account, depending on the type of payment option elected. Not all Subaccount(s) may be available for Annuity Payments. Generally, at the time an Annuity Payment option is selected, a Participant must elect whether to withhold for federal and state income taxes. (See “Other Information — Forms Availability” and “Tax Consequences.”)

In general, the longer Annuity Payments are guaranteed, the lower the amount of each payment. Fixed Annuity Payments remain level throughout the payout period, except in the case of certain joint and survivor Annuity Payment options, and are paid in monthly, quarterly, semiannual, or annual installments (“payment periods”). Variable Annuity Payments will vary in amount and are paid only on a monthly basis. If the annuitized value to be applied under any one fixed or Variable Annuity Payment option is less than $2,000, or if, at the Annuity Date, the option chosen would provide Annuity Payments of less than $20 per month, then We will pay the Participant’s account value to the payee in a lump sum.

Annuity Payment Options

On the Annuity Date, the Participant has certain rights to acquire Variable and/or fixed annuity payout options. The following Annuity Payment options are available on a Variable basis unless otherwise stated. See Your Certificate for details regarding fixed Annuity Payments.

Life Annuity with or without Period Certain — This option guarantees Annuity Payments for the lifetime of the Annuitant. We will pay an income (on a fixed or Variable basis, as elected by the Participant) based on the attained age of the Annuitant for the period certain elected; thereafter We will pay income for the remaining lifetime of the Annuitant. If no period certain is requested, We will pay an income (on a fixed or Variable basis, as elected by the Participant) during the lifetime of the Annuitant.

If a certain period is selected (5, 10, 15 or 20 years) and the Annuitant dies before the end of the period, Annuity Payments are guaranteed to the beneficiary until the end of the period selected. If no beneficiary is living at the time of the Annuitant’s death, the present value, if any, of the remaining certain period payments will be paid in a single sum to the estate of the Annuitant. Under the life without period certain option, it is possible that only one Annuity Payment will be made if the Annuitant’s death occurred before the due date of the second Annuity Payment.

This option usually provides the largest Annuity Payments. The Annuitant cannot make unscheduled withdrawals or change to another option after the first Annuity Payment has been made.

Joint and Survivor Life Annuity — This option provides lifetime Annuity Payments during the lifetimes of two Annuitants. The income (payable on a fixed or Variable basis, as elected by the Participant) will be based on the ages of the two Annuitants. After one Annuitant dies, the Annuity Payments will continue during the lifetime of the survivor based on the survivor percentage elected (100%, 50%, or 66.66%.). The Annuity Payments cease after the last payment paid before the survivor’s death. It is possible for only one payment to be made under this option if both Annuitants die before the due date of the second payment. The Annuitants

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cannot make unscheduled withdrawals or change to another income option after the first Annuity Payment has been made.

Income for Fixed Period — This option provides Annuity Payments for a fixed period not less than one year nor exceeding 30 years; however, payments may not extend beyond the life expectancy of the Annuitant as defined by the IRC. Upon the Annuitant’s death, the beneficiary will be paid the remaining Annuity Payments due, if any. If no beneficiary is living at the time of the Annuitant’s death, the present value, if any, of the remaining Annuity Payments will be paid in a lump sum to the estate of the Annuitant. The Annuitant has the right to change to another income option or make unscheduled withdrawals (subject to any applicable surrender penalties) from the remaining present value. Any change or withdrawal a Participant makes may affect any subsequent Annuity Payments, and may have tax consequences. This option is available on a fixed payment basis only.

Income for Fixed Amount — This option provides payments of a fixed amount until the account value, with interest, has been paid; payments may not extend beyond the life expectancy of the Annuitant, as defined by the IRC. Upon the Annuitant’s death, the beneficiary will be paid the remaining Annuity Payments due, if any. If no beneficiary is living at the time of the Annuitant’s death, the present value, if any, of the remaining Annuity Payments will be paid in a lump sum to the estate of the Annuitant. The Annuitant has the right to change to another income option or make unscheduled withdrawals (subject to any applicable surrender penalties), from the remaining present value, subject to IRC requirements. This option is available on a fixed payment basis only.

Interest Annuity Payments — This option provides Annuity Payments based on interest earned from the proceeds of Your Certificate, at a rate determined by HMLIC, but never less than the annual guaranteed annuity income option interest rate set forth in Your Certificate. Interest will be credited at the end of each payment period. Once the Annuitant reaches age 70 1/2, interest Annuity Payments may continue, however, the total annual distribution must meet the minimum mandatory distribution requirements of the IRC. The Annuitant may elect another Annuity Payment option at the end of any payment period. Subject to IRC requirements, the Annuitant may withdraw the account value in whole or in part upon written request. The request must be made before the end of the period that the Annuitant agreed to receive Annuity Payments. (See “Tax Consequences — Required Minimum Distributions.”) Upon the Annuitant’s death, the beneficiary will be paid the remaining Certificate value. If no beneficiary is living at the time of the Participant’s death, the Certificate value will be paid in a lump sum to the estate of the Participant. Distributions of both principal and interest must begin no later than the date specified by the IRC. This option is available on a fixed payment basis only.

Other Income Options — If the Annuitant does not wish to elect one or more Annuity Payment options, the Annuitant may (1) receive the proceeds in a lump sum, (2) leave the Certificate with HMLIC and receive the value under the minimum required distribution requirements of IRC Section 401(a)(9), see “Tax Consequences — Required Minimum Distributions,” or (3) elect any other option that HMLIC makes available.

Amount of Fixed and Variable Annuity Payments

In general, the dollar amount of Annuity Payments under a Certificate depends on Total Accumulation Value. The value of each Subaccount is determined by multiplying the number of Accumulation Units credited to each Subaccount in which You invest under the Certificate by its respective Accumulation Unit Value. Your Total Accumulation Value may be more or less than the amount of Net Purchase Payments allocated to Your Certificate.

Fixed Annuity Payments — The amount of each payment under a fixed Annuity Payment option is determined from the annuity income option tables in Your Certificate, less any deductions We may make for premium taxes. These tables show the monthly payment for each $1,000 of account value allocated to provide a fixed Annuity Payment. These payments will not change as a result of mortality or expense experience. Higher Annuity Payments may be made at the sole discretion of HMLIC.

Variable Annuity Payments — The account value applied to purchase Variable Annuity Payments will be allocated to the Subaccount(s) a Participant instructs. Not all Subaccounts may be available for Annuity Payments. The dollar amount of Your Variable Annuity Payments will depend on: (1) the amount that is used to purchase Variable Annuity Payments on the Annuity Date; (2) the assumed interest rate for the Group Contract (and the Certificates thereunder); and (3) the performance of the Subaccounts You have selected.

The amount of the first monthly Variable Annuity Payment is determined from the annuity income option tables in Your Certificate. The tables show the amount of the Annuity Payment for each $1,000 of account value allocated to provide Annuity Payments. The annuity income option tables vary with the form of Annuity Payment option selected and adjusted age of the Annuitant(s).

The first monthly Variable Annuity Payment is used to calculate the number of Annuity Units for each subsequent monthly Annuity Payment. The number of Annuity Units remains constant over the payment period except when a joint and survivor option other than the 100% option is chosen; in those cases upon the death of either Annuitant, the number of Annuity Units will be reduced to correspond to the survivor percentage elected.

The amount of each monthly Annuity Payment following the first Variable Annuity Payment may vary from month to month. Annuity Payments are determined each month by multiplying the Annuity Units by the applicable Annuity Unit Value on the date of payment.

Assumed Interest Rate — The assumed interest rate for the Certificates is 3%.

Annuity Unit Value — The Annuity Unit Value for each Underlying Fund was established at $10.00 on March 1, 2005.

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•	The current Annuity Unit Value is equal to the prior Annuity Unit Value on the Valuation Date when payments were last determined, multiplied by the applicable net investment factor. The net investment factor reflects the investment performance of the Subaccount during the current month, including the value of any dividends and distributions during the current month. This factor is computed by dividing (1) the net asset value of a share of the Underlying Fund on the current Valuation Date, plus any dividends or other distributions by (2) the net asset value of a share of the Underlying Fund on the Valuation Date of the preceding Valuation Period, and multiplying this result by the investment multiplier. The investment multiplier is one divided by the sum of one plus the assumed interest rate and the mortality and expense risk fee, adjusted to a monthly rate.
•	If the net investment factor equals one, then monthly payments from that Subaccount will remain level. If the net investment factor is greater than one, the monthly payments from that Subaccount will increase. Conversely, if the net investment factor is less than one, the payments from that Subaccount will decrease.

Not all Subaccount may be available for Annuity Payments.

Misstatement of Age

If the age of the Annuitant has been misstated, We will adjust the amount of any Annuity Payment to reflect the correct age. If the Annuity Payments were too large because of a misstatement of age, We will deduct the difference with interest, at an interest rate of 6%, from future payments until totally repaid. If the Annuity Payments were too small, We will add the difference with interest, at an interest rate of 6%, to the next payment.

Modification of the Group Contract

The Group Contract provides that it may be modified by agreement between the Plan Sponsor and HMLIC, or by HMLIC alone to maintain continued compliance with applicable state and federal laws. Participants will be notified of any modification. Only officers designated by HMLIC can modify the terms of the Group Contract.

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Tax Consequences

Other Considerations — This discussion of the federal income tax consequences is only a brief summary and is not intended as tax advice. The rules governing the provisions of annuity contracts and Qualified Plans are extremely complex, often difficult to comprehend and may be changed at any time. This discussion does not address special rules, prior tax laws, or state tax laws. A Participant or a prospective Participant considering purchase of an annuity contract under a Qualified Plan should first consult with a qualified and competent tax adviser before taking any action that could have tax consequences.

In addition, a prospective Participant considering purchase of an annuity for a qualified retirement plan should understand that purchasing an annuity as an investment vehicle for the qualified plan does not provide any additional tax advantage beyond that already available through the qualified plan.

Separate Account — The operations of the Separate Account form part of the operations of HMLIC. The IRC provides, however, that no federal income tax will be payable by HMLIC on the investment income and capital gains of the Separate Account if certain conditions are met. Provided the investments of the Underlying Funds continue to meet the diversification requirements of IRC Section 817(h), the Participant will not pay federal income tax on the investment income and capital gains under a Certificate until Annuity Payments begin or a surrender or withdrawal is made.

Certificate Transactions — A transfer or assignment of ownership of a certificate under a group contract that is a Qualified Plan is generally prohibited, and the tax consequences of doing so are not discussed herein. The designation of an Annuitant, the selection of certain maturity dates, or the exchange of a Certificate may result in certain tax consequences to a Participant that also are not discussed herein. A Participant contemplating any such transfer, assignment, exchange or transaction should consult a tax advisor as to the tax consequences.

Participants

Contribution Limitations and General Requirements for Qualified Plans — The tax rules applicable to Participants in a Qualified Plan vary according to the type of plan and the terms and conditions of the specific plan. The information provided here regarding the tax consequences of Qualified Plans is intended to be only general in nature. You should consult with Your tax adviser for the application of these rules to Your specific facts before purchasing a Certificate as an investment vehicle for a Qualified Plan.

Contributions under Qualified Plans may be excludable from income if made through a salary reduction agreement. Salary reduction contributions are subject to limitations imposed by the IRC. Any contributions allowed to be made by the employer other than through salary reduction agreements are generally subject to additional limitations and are not discussed here. Further, contributions and investment earnings credited to a Participant’s account are generally not taxable until such amounts are distributed as defined by the IRC. Purchasing a Certificate as an investment vehicle for a Qualified Plan does not provide any tax advantage in addition to that already available through the Qualified Plan.

Section 403(b) Tax-Deferred Annuity — A Section 403(b) tax-deferred (or tax-sheltered) annuity contract is available for employees of public schools and certain organizations tax-exempt under Section 501(c)(3). Salary reduction contributions are limited to the lesser of $16,500 (in 2009) or 100% of compensation. A special catch-up contribution is available to certain participants who have 15 years of service with his or her employer. Additional catch-up amounts, $5,500 in 2009, may be contributed if the Participant is age 50 or older. Both the maximum salary reduction contribution and the additional catch-up amount if the Participant is age 50 or older are indexed for inflation after 2009. Employer contributions are allowed with additional limitations under the Qualified Plan rules. Contributions may be subject to FICA (Social Security and Medicare) tax. Contributions and earnings are not included in the annuitant’s income until distributed. Distributions from Section 403(b) annuities generally cannot be made until the annuitant attains age 59 1/2. However, exceptions to this rule include severance from employment, death, disability and hardship and, generally, the balance in the annuity contract as of December 31, 1988. Section 403(b) annuity contract accumulations may be eligible for a tax-free rollover to an eligible retirement plan. Section 403(b) annuities are subject to the required minimum distribution rules.

Section 457(b) Eligible Governmental Plan — A Section 457(b) deferred compensation plan is available for employees of eligible state or local governments. Salary reduction amounts are limited to the lesser of $16,500 (in 2009) or 100% of includable compensation. Additional catch-up amounts may be contributed if the Participant is age 50 or older, $5,500 for 2009. Both the maximum salary reduction amount and the additional amount if the Participant is age 50 or older are indexed for inflation after 2009. An additional special catch-up contribution is allowed in the three years of employment before attaining normal retirement age. Contributions and earnings generally are not included in an annuitant’s income until distributed. Distributions are not generally allowed until the Participant reaches age 70 1/2 except for severance from employment, or for an unforeseeable emergency. Section 457(b) annuity contract accumulations can be rolled over or transferred to other Section 457(b) eligible governmental plan contracts or to an eligible retirement plan. Section 457(b) annuity contracts are subject to the required minimum distribution rules.

Designated Roth Accounts — Section 403(b) and 401(k) plans are allowed to establish Designated Roth accounts within their plans. If this feature is included in the Plan, the Participant can designate some or all of his/her salary reduction contributions as Designated Roth contributions. As a result, the Designated Roth contribution will be includible in the Participant’s income in the year of the contribution and be subject to all wage withholding requirements.

The Designated Roth contribution combined with other salary reduction contributions are subject to the limits discussed above. Designated Roth contributions are also subject to the same distribution restrictions as all other contributions to the Plan.

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Rollovers — A rollover (or direct rollover) is a tax-free distribution (of cash or other assets) from one eligible retirement plan followed by a contribution to another eligible retirement plan. Distributions that include amounts already included in income (after-tax) can be rolled over but must occur via a direct rollover with separate accounting in the new retirement plan. A direct rollover is a transaction in which no payment or distribution of funds is made to the Participant or other payee. Transfers and distributions that are properly rolled over are not includable in income until they are ultimately paid out of the new contract. For Section 403(b) and 457(b) annuities only amounts eligible for distribution can be rolled over.

Amounts under a Section 403(b) tax-deferred annuity can be rolled over to a traditional IRA, a Section 401 plan, a Section 403(b) tax-deferred annuity or an eligible Section 457(b) governmental plan (provided it agrees to separate accounting).

If the beneficiary is not the spouse, the beneficiary may make a direct rollover to an individual retirement account which is subject to the inherited IRA minimum distribution rules.

In addition to the tax-free rollovers discussed above, a taxable rollover of distributions from 403(b) tax deferred annuities and 457(b) eligible governmental plans can be made to a Roth IRA, subject to restrictions related to Your income, marital status as well as any restrictions in Your employer’s Plan.

Transfers and Exchanges — For Qualified Plans with the exception of Section 403(b) tax deferred annuities, a trustee-to-trustee or issuer-to-issuer transfer is a tax-free transfer from one Qualified Plan to a similar Qualified Plan that does not involve a distribution. Amounts that are properly transferred are not includable in income until they are ultimately paid out of the Certificate.

For a Section 403(b) tax deferred annuity a transfer is the movement of all or some portion of the balance in the 403(b) annuity from one employer’s 403(b) plan to another employer’s 403(b) plan and an exchange is the movement of all or some portion of the balance in a 403(b) annuity between investment providers in the same employer’s 403(b) plan. You should consult with your tax advisor for additional guidance on transfers and exchanges.

Taxation of Contract Benefits — Amounts contributed as salary reductions, excluding amounts in Designated Roth accounts, and nonelective employer contributions are not taxed at the time of contribution. Earnings on these amounts are also not taxed as they accumulate. Benefits from Certificates containing only pre-tax contributions and related earnings will be taxed as ordinary income when received. Benefits from Certificates containing both pre-tax and post-tax contributions and related earnings will be taxed as ordinary income and on a prorata basis in accordance with the IRC Section 72 rules regarding Qualified Plans. Benefits from Certificates containing and attributable to amounts from Designated Roth accounts will only be taxed to the extent there are earnings and the distribution is not a qualified distribution as discussed below.

Loans, if not made within certain terms of the IRC, will be treated as distributions. Loans from Section 403(b) and 457(b) plans generally will not be treated as distributions if the terms require repayment within five years (except loans to acquire a home), the loans have substantially level payments over the term of the loan, the loans do not exceed $50,000, and the loans are evidenced by a legally enforceable agreement.

Salary reduction contributions designated as Roth amounts are taxed at the time of contribution and not at the time of distribution. Earnings related to amounts from Designated Roth accounts are taxed as ordinary income at the time of the distribution unless the distribution is considered a qualified distribution. If the distribution is not qualified, a portion of each distribution will include a pro-rata portion of earnings under the IRC Section 72 rules for Qualified Plans. If the distribution is qualified, the earnings are tax free. A distribution from a Designated Roth is considered qualified if it is made more than 5 years after establishment of the Designated Roth and made on or after the Participant attains age 59 1/2, dies or becomes disabled.

Additional Taxes

Premature Distribution Tax — An additional tax (penalty tax) will apply to premature distributions from a qualified plan. A premature distribution is generally any distribution made before the Participant reaches age 59 1/2. The penalty tax is 10% of the amount of the payment that is includable in income. The penalty tax does not apply to distributions from Section 457(b) plans. Depending on the type of qualified plan, certain payments may be exempt from the penalty tax, such as payments: (1) made after age 59 1/2; (2) made as the result of death or disability; (3) that are part of a series of substantially equal periodic payments over the life or life expectancy of the Participant or the joint lives or joint life expectancy of the Participant and beneficiary; (4) made after separation from service and attainment of age 55; (5) made for medical care; (6) made under a qualified domestic relations order (QDRO); (7) made to correct excess contributions or salary reductions and 8) in limited circumstances, to a reservist called to active duty after September 11, 2001.

Required Minimum Distribution Excise Tax — If the amount distributed from a Qualified Plan is less than the required minimum distribution for the year (discussed below), the Participant is generally subject to a non-deductible excise tax of 50% on the difference between the required minimum distribution and the amount actually distributed.

Required Minimum Distributions — The Participant of a Qualified Plan is generally required to take certain required minimum distributions during the Participant’s life and the beneficiary designated by the Participant is required to take the balance of the account value within certain specified periods following the Participant’s death.

The Participant must take the first required distribution by the required beginning date and subsequent required distributions by December 31 of each year thereafter. Payments must be made over the life or life expectancy of the Participant or the joint lives or joint life expectancy of the Participant and the beneficiary. The amount of the required minimum distribution depends upon the Participant account value and the applicable life expectancy. The required beginning date for Section 401(a) plans, Section 403(b) annuities and Section 457(b) plans is the later of April 1 of

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the calendar year following the calendar year in which the Participant attains age 70 1/2 or retires.

Upon the death of the Participant, the beneficiary must take distributions under one of the following two rules.

1.	If the Participant dies on or after the required beginning date and has designated a beneficiary, any remaining balance will continue to be distributed at least as rapidly as was payable under required minimum distributions.

2.	If the Participant dies before the required beginning date, the balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the Participant’s death. If the beneficiary is the spouse, the spouse may defer payments until the end of the calendar year in which the Participant would have reached age 70 1/2 or roll over the Certificate to a traditional IRA or any other eligible retirement plan. If the beneficiary is not the spouse, the beneficiary may make a direct rollover to an individual retirement account which is subject to the inherited IRA minimum distribution rules.

Required minimum distributions for 2009 have been suspended by the Worker, Retiree, and Employer Recovery Act of 2008. However, 2008 required minimum distributions delayed until 2009 are still required to be distributed by April 1, 2009.

Withholding — Mandatory federal income tax is generally required to be withheld at the rate of 20% on taxable eligible rollover distributions from qualified plans. Eligible rollover distributions are distributions other than a direct rollover or direct transfer to an eligible retirement plan, periodic payments over a Participant’s life expectancy or the joint life expectancy of the Participant and the beneficiary, periodic payments over a period of ten years or more, required minimum distributions, and hardship distributions.

For all amounts not subject to the mandatory 20% withholding, federal income tax is generally required to be withheld unless the Participant elects not to have federal income tax withheld. For periodic payments (Annuity Payments), the withholding is calculated like wage withholding. For all other payments, withholding is at a rate of 10%. For periodic payments, HMLIC will notify the Participant at least annually of his or her right to revoke the election not to have federal income tax withheld. State and/or local tax withholding may also apply.

Federal Estate Taxes — While no attempt is being made to discuss the federal estate tax implications of the Group Contract (and the Certificates thereunder), purchasers of annuity contracts should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-Skipping Transfer Tax — Under certain circumstances, the IRC may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Participant. Regulations issued under the IRC may require HMLIC to deduct the tax from Your Certificate or from any applicable payment, and pay the tax directly to the Internal Revenue Service.

Annuity Purchases by Nonresident Aliens and Foreign Corporations — The discussion above provides general information regarding federal income tax consequences to Participants who are U.S. citizens or residents. Participants who are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, Participants may be subject to state and/or municipal taxes and taxes that may be imposed by the Participant’s country of citizenship or residence. Prospective Participants are advised to consult with a qualified tax adviser regarding federal, state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits — We may benefit from any foreign tax credits attributable to taxes paid by certain Underlying Funds to foreign jurisdictions to the extent permitted under federal tax law.

Possible Tax Law Changes

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Group Contract (and the Certificates thereunder) could change by legislation, regulation or otherwise. Consult a tax advisor with respect to legislative or regulatory developments and their effect on Your Certificate.

We have the right to modify the Group Contract (and the Certificates thereunder) in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that Participants currently receive. We make no guarantee regarding the tax status of any Group Contract (or Certificate thereunder) and do not intend the above discussion as tax advice.

Other Information

Distribution of the Contract — Horace Mann Investors, Inc. (“HM Investors”), located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, serves as principal underwriter of the Group Contract funded through the Separate Account. HM Investors is a member of FINRA and is a wholly owned subsidiary of Horace Mann Educators Corporation.

The Certificates are sold by HMLIC through PEB Financial Services (“PEB”), which is located at 20 E Jackson St. Suite 200, Chicago, Illinois 60605, and Linsco/Private Ledger (“LPL”), a broker dealer. Individuals at PEB are registered representatives with and offer securities through LPL. LPL is a member of FINRA. HMLIC and HM Investors have entered into a distribution agreement with LPL. Sales commissions are paid by HMLIC to LPL and range from

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1.00% to 3.00% of premium payments received. No specific charge is assessed directly to Participants or the Separate Account to cover the commissions. We do intend to recover the amount of the commissions we pay, however, through the fees and charges collected under the Group Contract and other corporate revenue.

Association Endorsements and Relationships — HMLIC or an affiliate has relationships with certain national, State and local education associations or educator groups. Certain associations endorse or sponsor various insurance products of HMLIC or an affiliate. Neither HMLIC nor any of its affiliates pays any consideration solely in exchange for product endorsements or sponsorships. HMLIC or an affiliate does pay various associations or groups for certain special functions, advertising, and similar services, including but not limited to the following:

•	Providing HMLIC and/or an affiliate with access to and opportunities to market its products to association members;
•	Allowing HMLIC or an affiliate to sponsor and promote scholarship and awards programs;
•	Allowing HMLIC or an affiliate to sponsor and/or attend (and market its products at) association meetings, conferences, or conventions; and
•	Allowing HMLIC or an affiliate to conduct workshops for association members.

Legal Proceedings — HMLIC, like other life insurance companies, is involved on occasion in lawsuits. Although the outcome of any litigation cannot be predicted with certainty, HMLIC believes that no pending or threatened lawsuits are likely to have a material adverse effect on the Separate Account, on the ability of HM Investors to perform under its principal underwriting agreement or of PEB Financial Services to perform under its distribution agreement, or on HMLIC’s ability to meet its obligations under the Group Contract.

Registration Statement — A registration statement has been filed with the SEC under the Securities Act of 1933 with respect to the Group Contract and Certificates thereunder. This prospectus summarizes the material rights granted under and features of the Group Contract and Certificates thereunder. For a complete statement of the terms thereof, reference is made to the Group Contract, the Certificates thereunder, and such instruments as filed. This prospectus does not contain all information set forth in the registration statement, its amendments and exhibits.

Communications to Participants — To ensure receipt of communications, Participants must notify PEB Financial Services or HMLIC of address changes. Notice of a change in address may be sent to PEB Financial Services at 20 E Jackson St, Suite 200, Chicago, Illinois 60605 or by calling (312) 922-3264. Notices may also be sent to HMLIC by writing to Annuity Client Services, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a facsimile transmission to (877) 832-3785, or by calling (800) 999-1030 (toll-free).

HMLIC will attempt to locate Participants for whom no current address is on file. In the event HMLIC is unable to locate a Participant, HMLIC may be forced to surrender the Certificate and forward the proceeds to the Participant’s last known state of residence in accordance with the state’s abandoned property laws.

Participant Inquiries — Inquiries concerning Your Certificate may be made to PEB Financial Services by calling (312) 922-3264, or by calling HMLIC toll- free at (800) 999-1030. Written questions should be sent to either PEB Financial Services at 20 E Jackson St, Suite 200, Chicago, Illinois 60605 or to Horace Mann Life Insurance Company, Annuity Client Services, P.O. Box 4657, Springfield, Illinois 62708-4657 or by accessing HMLIC’s website at www.horacemann.com and sending a message through the “Message Center” in the “Account Access” section.

Forms Availability — Specific forms are available to aid the Participant in effecting many transactions allowed under a Certificate. These forms may be obtained by calling PEB Financial Services at (312) 922-3264.

Investor Information from FINRA Program — Information about HM Investors, PEB Financial Services, LPL and Your registered representative is available from FINRA at www. finra.org or by calling (800) 289-9999 (toll-free).

Table of contents for the Statement of Additional Information

A copy of the Statement of Additional Information that provides more detailed information about the Separate Account is available, without charge, upon request. The Table of Contents of this Statement of Additional Information follows:

General Information and History	1
Underwriter	1
Independent Registered Public Accounting Firm	2
Financial Statements	2

To receive, without charge, a copy of the Statement of Additional Information for the Separate Account, please complete the following request form and mail it to the address indicated below, or send it by facsimile transmission to (877) 832-3785, or telephone or (800) 999-1030 (toll free) to request a copy.

Horace Mann Life Insurance Company
P.O. Box 4657
Springfield, Illinois 62708-4657

Please provide free of charge the following information:

  Statement of Additional Information dated May 1, 2009 for the Horace Mann Life Insurance Group Annuity Separate Account.

Please mail the above document to:
Name:
Address:
City/State/Zip:

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Appendix: Accumulation Unit Values

The Accumulation Unit Values (“AUVs”) and the number of accumulation units outstanding for each Subaccount from the date of Subaccount inception are shown in the following tables. The values shown assume that the charge structure for the Group Contract (and the Certificates thereunder) was in effect since the later of the date (1) the Separate Account was established, although not registered, or (2) of Subaccount inception. The T. Rowe Price Science and Technology Fund — Advisor Class was added to the Separate Account on April 15, 2003. The Goldman Sachs VIT International Equity Fund and the Lord Abbett Series Fund — Growth Opportunities Portfolio were added to the Separate Account on June 1, 2004. All other Underlying Funds not specified above were added to the Separate Account when it was established on May 1, 2002.

		Accumulation		Number of
		Unit Value	Accumulation Unit	Accumulation Units
		Beginning of	Value End of	Outstanding End of
Subaccount	Year Ended	Period	Period	Period

BlackRock Index Equity Portfolio (Service Class	12/31/08	$29.11	$18.14	84,479
	12/31/07	27.84	29.11	77,765
	12/31/06	24.32	27.84	78,040
	12/31/05	23.47	24.32	86,251
	12/31/04	21.45	23.47	75,307
	12/31/03	16.85	21.45	55,283
	12/31/02	20.83	16.85	22,928

AllianceBernstein Large Cap Growth Portfolio	12/31/08	$28.60	$17.08	31,137
	12/31/07	25.37	28.60	23,259
	12/31/06	25.74	25.37	20,479
	12/31/05	22.59	25.74	11,263
	12/31/04	21.02	22.59	8,343
	12/31/03	17.17	21.02	6,224
	12/31/02	21.85	17.17	2,770

Davis Value Portfolio	12/31/08	$15.16	$8.98	252,182
	12/31/07	14.60	15.16	238,604
	12/31/06	12.80	14.60	233,061
	12/31/05	11.79	12.80	211,112
	12/31/04	10.58	11.79	167,666
	12/31/03	8.22	10.58	111,303
	12/31/02	9.67	8.22	48,594

Fidelity VIP Mid Cap Portfolio (SC 2)	12/31/08	$43.82	$26.27	101,534
	12/31/07	38.29	43.82	104,709
	12/31/06	34.34	38.29	106,467
	12/31/05	29.33	34.34	95,985
	12/31/04	23.72	29.33	68,164
	12/31/03	17.29	23.72	45,872
	12/31/02	20.08	17.29	19,707

Lord Abbett Series Fund Growth Opportunities Portfolio	12/31/08	$17.70	$10.85	32,030
	12/31/07	14.71	17.70	29,057
	12/31/06	13.75	14.71	26,617
	12/31/05	13.24	13.75	24,491
	12/31/04	12.08	13.24	577

Ariel Appreciation Fund®	12/31/08	$52.93	$31.13	56,874
	12/31/07	54.09	52.93	56,709
	12/31/06	49.14	54.09	61,053
	12/31/05	48.13	49.14	64,179
	12/31/04	42.90	48.13	49,674
	12/31/03	33.01	42.90	35,282
	12/31/02	39.74	33.01	15,557

23

		Accumulation		Number of
		Unit Value	Accumulation Unit	Accumulation Units
		Beginning of	Value End of	Outstanding End of
Subaccount	Year Ended	Period	Period	Period

Neuberger Berman Genesis Fund (Advisor Class)	12/31/08	$37.23	$24.75	55,197
	12/31/07	30.88	37.23	48,605
	12/31/06	29.11	30.88	48,338
	12/31/05	25.59	29.11	43,252
	12/31/04	21.53	25.29	37,835
	12/31/03	16.52	21.53	25,844
	12/31/02	11.05	16.52	10,403

Wilshire VIT Small Cap Growth Fund	12/31/08	$15.50	$8.24	13,316
	12/31/07	13.72	15.50	10,822
	12/31/06	12.42	13.72	15,167
	12/31/05	12.07	12.42	11,469
	12/31/04	11.65	12.07	12,222
	12/31/03	7.38	11.65	7,471
	12/31/02	10.49	7.38	1,843

Ariel Fund®	12/31/08	$58.47	$30.03	70,893
	12/31/07	60.00	58.47	70,139
	12/31/06	54.99	60.00	72,179
	12/31/05	54.73	54.99	74,373
	12/31/04	45.23	54.73	3,433
	12/31/03	35.60	45.23	36,247
	12/31/02	41.93	35.60	16,275

Goldman Sachs VIT International Equity Fund	12/31/08	$15.65	$8.39	104,994
	12/31/07	14.62	15.65	89,524
	12/31/06	12.07	14.62	80,164
	12/31/05	10.70	12.07	60,321
	12/31/04	9.23	10.70	845

Templeton Foreign Smaller Companies Fund (Class A)	12/31/08	$31.37	$14.88	25,802
	12/31/07	29.25	31.37	19,831
	12/31/06	23.80	29.25	14,443
	12/31/05	21.57	23.80	6,593
	12/31/04	18.14	21.57	2,811
	12/31/03	12.50	18.14	540
	12/31/02	14.87	12.50	184

T. Rowe Price Science and Technology Fund — Advisor Class	12/31/08	$22.55	$12.57	15,780
	12/31/07	20.34	22.55	15,771
	12/31/06	19.14	20.34	12,385
	12/31/05	18.84	19.14	8,862
	12/31/04	18.70	18.84	8,953
	12/31/03	13.08	18.70	5,958

Putnam VT The George Putnam Fund of Boston (IB Shares)	12/31/08	$13.79	$8.15	117,689
	12/31/07	13.74	13.79	124,000
	12/31/06	12.34	13.74	121,666
	12/31/05	11.94	12.34	117,786
	12/31/04	11.09	11.94	74.967
	12/31/03	9.53	11.09	37,348
	12/31/02	10.53	9.53	17,529

24

		Accumulation		Number of
		Unit Value	Accumulation Unit	Accumulation Units
		Beginning of	Value End of	Outstanding End of
Subaccount	Year Ended	Period	Period	Period

BlackRock Low Duration Bond Portfolio (Service Class)	12/31/08	$11.36	$10.22	46,963
	12/31/07	10.87	11.36	42,787
	12/31/06	10.57	10.87	34,801
	12/31/05	10.52	10.57	36,313
	12/31/04	10.49	10.52	24,392
	12/31/03	10.39	10.49	20,775
	12/31/02	2.91	10.39	11.389

BlackRock Liquidity Temp Fund (Service Class)	12/31/08	$1.12	$1.14	2,135,538
	12/31/07	1.07	1.12	2,293,021
	12/31/06	1.03	1.07	1,616,500
	12/31/05	1.02	1.03	1,412,385
	12/31/04	1.01	1.02	581,242
	12/31/03	1.00	1.01	368,799
	12/31/02	1.00	1.00	179,507

BlackRock Total Return II Portfolio (Service Class)	12/31/08	$12.01	$10.94	79,561
	12/31/07	11.46	12.01	73,894
	12/31/06	11.11	11.46	73,112
	12/31/05	10.97	11.11	61,698
	12/31/04	10.62	10.97	43,388
	12/31/03	10.24	10.62	19.708
	12/31/02	9.73	10.24	8,261

25

May 1, 2009
STATEMENT OF ADDITIONAL INFORMATION
HORACE MANN LIFE INSURANCE GROUP ANNUITY
SEPARATE ACCOUNT
Flexible Premium
Variable Deferred Group Annuity Contract
Horace Mann Life Insurance Company
This Statement of Additional Information is not a prospectus, and should be read in conjunction with the prospectus for the variable deferred group annuity contract (the Group Contract) dated May 1, 2009. Copies of the prospectus for the Group Contract (and the Certificates thereunder) may be obtained by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a facsimile transmission to (877) 832-3785, or by telephoning toll-free (800) 999-1030. The prospectus for the Group Contract (and the Certificates thereunder) sets forth information that a prospective investor should know before investing in a Certificate. Capitalized terms that are used, but not defined, in this Statement of Additional Information have the same meanings as in the prospectus for the Group Contract (and the Certificates thereunder).
May 1, 2009

TOPIC	PAGE
General Information and History	1
Underwriter	1
Independent Registered Public Accounting Firm	2
Financial Statements	2
EX-99.9
EX-99.10
GENERAL INFORMATION AND HISTORY
          Horace Mann Life Insurance Company (“HMLIC”) sponsors the Horace Mann Life Insurance Group Annuity Separate Account (the “Separate Account”). HMLIC is a wholly- owned subsidiary of Allegiance Life Insurance Company, which engages in the business of insurance. HMLIC is an indirect, wholly- owned subsidiary of Horace Mann Educators Corporation (“HMEC”), a publicly- held insurance holding company traded on the New York Stock Exchange.
          HMLIC established the Separate Account under Illinois law on March 1, 2002. HMLIC created the Separate Account and began issuing certificates under a group variable annuity contract funded through the Separate Account as an investment vehicle for the Chicago Public Schools 403(b) Tax Deferred Compensation Plan, without registering the group contract under the Securities Act of 1933, or the Separate Account under the Investment Company Act of 1940. At that time, HMLIC believed that such registration was not required for a “governmental plan” such as the Plan. HMLIC determined in late 2006 that the Plan was a type of “governmental plan” that may not be exempted from registration, and thereafter began taking steps to respond to the deficiency. HMLIC registered the Separate Account under the Investment Company Act of 1940 (effective August 11, 2006) and the group contract under the Securities Act of 1933 (effective October 16, 2006).
UNDERWRITER
Horace Mann Investors, Inc. (“HM Investors”), a broker/dealer registered with the Securities and Exchange Commission and a member of FINRA, serves as principal underwriter of the Group Contract funded through the Separate Account. HM Investors is located at One Horace Mann Plaza, Springfield, Illinois 62715-0001. HM Investors is an affiliate of HMLIC and a wholly owned subsidiary of HMEC.
HMLIC offers and sells the Certificates under the Group Contract on a continuous basis through PEB Financial Services (“PEB”). Individuals at PEB are registered representatives with and offer securities through Linsco/Private Ledger (“LPL”). LPL is a member of FINRA. HMLIC pays commissions to LPL for sales of the Certificates under the Group Contract by LPL registered representatives.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The financial statements of the Separate Account as of December 31, 2008, and for the periods disclosed in the financial statements, and those financial statements and schedules of Horace Mann Life Insurance Company as of December 31, 2008 and 2007, and for each of the three years in the period ended December 31, 2008, appearing herein have been audited by KPMG LLP, independent registered public accounting firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing. The principal business address of KPMG LLP is 303 East Wacker Drive, Chicago, Illinois 60601.
The KPMG LLP report dated April 29, 2009, of HMLIC includes explanatory language that states that HMLIC prepared the statutory financial statements using statutory accounting practices prescribed or permitted by the Illinois Department of Financial and Professional Regulation—Division of Insurance, which practices differ from accounting principles generally accepted in the United States of America. Accordingly, the KPMG LLP audit report states that the statutory financial statements are not presented fairly in conformity with accounting principles generally accepted in the United States of America, and further states that those statements are presented fairly, in all material respects, in conformity with statutory accounting practices.
FINANCIAL STATEMENTS
Audited financial statements of HMLIC and the Separate Account are included herein. The financial statements for HMLIC should be considered only as bearing upon the ability of HMLIC to meet its obligations under the Group Contract and Certificates thereunder.

Report of Independent Registered Public Accounting Firm
The Contract Owners
Horace Mann Life Insurance Company Group Annuity Separate Account
     and
The Board of Directors and Stockholder
Horace Mann Life Insurance Company:
We have audited the accompanying statements of net assets for each of the sub-accounts, listed in Note 1, comprising the Horace Mann Life Insurance Company Group Annuity Separate Account (the Account) as of December 31, 2008, and the related statements of operations for the year then ended, the statement of changes in net assets for each of the years or periods in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement and financial highlight presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the third party administrator of the underlying sub-accounts. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the respective sub-accounts for the Horace Mann Life Insurance Company Group Annuity Separate Account as of December 31, 2008, and the results of its operations for the year then ended, the changes in net assets for each of the years or periods in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
KPMG LLP
Chicago, Illinois
April 29, 2009

HORACE MANN LIFE INSURANCE COMPANY	2008 ANNUAL REPORT
GROUP ANNUITY SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2008

	ACCOUNT DIVISION
							BLACKROCK
	ALLIANCEBERNSTEIN		ARIEL	BLACKROCK	BLACKROCK	BLACKROCK	LOW DURATION	DAVIS
	VPS LARGE CAP	ARIEL	APPRECIATION	TOTAL RETURN II	INDEX EQUITY	LIQUIDITY	BOND	VALUE
	GROWTH PORTFOLIO	FUND	FUND	PORTFOLIO	PORTFOLIO	TEMP FUND	PORTFOLIO	PORTFOLIO

ASSETS
Investments at market value	$531,831	$2,128,579	$1,770,587	$870,560	$1,532,667	$2,440,936	$479,747	$2,264,415

TOTAL ASSETS	$531,831	$2,128,579	$1,770,587	$870,560	$1,532,667	$2,440,936	$479,747	$2,264,415

NET ASSETS
Net Assets (Indefinite units authorized)
Active Contract Owners	$531,831	$2,128,579	$1,770,587	$870,560	$1,532,667	$2,440,936	$479,747	$2,264,415

TOTAL NET ASSETS	$531,831	$2,128,579	$1,770,587	$870,560	$1,532,667	$2,440,936	$479,747	$2,264,415

INVESTMENTS
Cost of investments	$752,077	$4,312,331	$3,333,994	$954,370	$2,215,887	$2,440,921	$545,901	$3,566,214
Unrealized appreciation (depreciation) on investments	$(220,246)	$(2,183,752)	$(1,563,407)	$(83,810)	$(683,220)	$15	$(66,154)	$(1,301,799)

Number of shares in underlying mutual funds	29,497	90,194	81,294	104,384	89,058	2,440,921	55,592	274,143

Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .008	31,137	70,893	56,874	79,561	84,479	2,135,538	46,963	252,182

Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .008	$17.08	$30.03	$31.13	$10.94	$18.14	$1.14	$10.22	$8.98
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY SEPARATE ACCOUNT	2008 ANNUAL REPORT
Statements of Net Assets
December 31, 2008

	ACCOUNT DIVISION
		GOLDMAN SACHS VIT	LORD ABBETT	NEUBERGER	PUTNAM VT
	FIDELITY VIP	INTERNATIONAL	SERIES FUND	BERMAN	THE GEORGE PUTNAM	TEMPLETON	T. ROWE PRICE	WILSHIRE VIT
	MID CAP	EQUITY	GROWTH	GENESIS	FUND	FOREIGN SMALLER	SCIENCE & TECHNOLOGY	SMALL CAP GROWTH
	PORTFOLIO	FUND	OPPORTUNITIES	FUND	OF BOSTON	COMPANIES FUND	FUND	FUND

ASSETS
Investments at market value	$2,666,782	$881,255	$347,531	$1,366,202	$958,673	$383,838	$198,346	$109,753

TOTAL ASSETS	$2,666,782	$881,255	$347,531	$1,366,202	$958,673	$383,838	$198,346	$109,753

NET ASSETS
Net Assets (Indefinite units authorized)
Active Contract Owners	$2,666,782	$881,255	$347,531	$1,366,202	$958,673	$383,838	$198,346	$109,753

TOTAL NET ASSETS	$2,666,782	$881,255	$347,531	$1,366,202	$958,673	$383,838	$198,346	$109,753

INVESTMENTS
Cost of investments	$4,486,896	$1,651,316	$512,726	$2,091,845	$1,733,183	$862,657	$320,341	$169,400
Unrealized appreciation (depreciation) on investments	$(1,820,114)	$(770,061)	$(165,195)	$(725,643)	$(774,510)	$(478,819)	$(121,995)	$(59,647)

Number of shares in underlying mutual funds	147,174	137,481	35,175	75,398	166,726	49,464	15,083	12,630

								.
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .008	101,534	104,994	32,030	55,197	117,689	25,802	15,780	13,316

Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .008	$26.27	$8.39	$10.85	$24.75	$8.15	$14.88	$12.57	$8.24
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY	2008 ANNUAL REPORT
GROUP ANNUITY SEPARATE ACCOUNT
Statements of Operations
For The Year Ended December 31, 2008

	ACCOUNT DIVISION
							BLACKROCK
	ALLIANCEBERNSTEIN		ARIEL	BLACKROCK	BLACKROCK	BLACKROCK	LOW DURATION	DAVIS
	VPS LARGE CAP	ARIEL	APPRECIATION	TOTAL RETURN II	INDEX EQUITY	LIQUIDITY	BOND	VALUE
	GROWTH PORTFOLIO	FUND	FUND	PORTFOLIO	PORTFOLIO	TEMP FUND	PORTFOLIO	PORTFOLIO

INVESTMENT INCOME

Dividend income distribution	$—	$34,100	$14,980	$49,204	$41,343	$69,598	$22,875	$33,577

Net investment income	—	34,100	14,980	49,204	41,343	69,598	22,875	33,577

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Capital gain distribution	—	—	213,066	3,636	—	—	—	60,129

Net realized gain (loss) on investments	(11,590)	(358,180)	(182,063)	(40,994)	(3,027)	—	(2,404)	(13,071)

Net unrealized appreciation (depreciation) on investments	(292,799)	(1,661,768)	(1,243,161)	(99,421)	(919,341)	—	(70,252)	(1,589,877)

Net gain (loss) on investments	(304,389)	(2,019,948)	(1,212,158)	(136,779)	(922,368)	—	(72,656)	(1,542,819)

EXPENSES
Mortality and expense risk charge (Note 1)	(4,584)	(24,329)	(18,556)	(7,453)	(15,113)	(18,871)	(3,963)	(23,336)

Total Expenses	(4,584)	(24,329)	(18,556)	(7,453)	(15,113)	(18,871)	(3,963)	(23,336)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS	$(308,973)	$(2,010,177)	$(1,215,734)	$(95,028)	$(896,138)	$50,727	$(53,744)	$(1,532,578)
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY	2008 ANNUAL REPORT
GROUP ANNUITY SEPARATE ACCOUNT
Statements of Operations
For The Year Ended December 31, 2008

	ACCOUNT DIVISION
		GOLDMAN SACHS VIT	LORD ABBETT	NEUBERGER	PUTNAM VT
	FIDELITY VIP	INTERNATIONAL	SERIES FUND	BERMAN	THE GEORGE PUTNAM	TEMPLETON	T. ROWE PRICE	WILSHIRE VIT
	MID CAP	EQUITY	GROWTH	GENESIS	FUND	FOREIGN SMALLER	SCIENCE & TECHNOLOGY	SMALL CAP GROWTH
	PORTFOLIO	FUND	OPPORTUNITIES	FUND	OF BOSTON	COMPANIES FUND	FUND	FUND

INVESTMENT INCOME

Dividend income distribution	$9,309	$39,539	$—	$—	$67,325	$20,490	$—	$—

Net investment income	9,309	39,539	—	—	67,325	20,490	—	—

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Capital gain distribution	644,273	77,040	6,930	80,118	122,183	51,269	—	—

Net realized gain (loss) on investments	(256,468)	(1,399)	(6,641)	(56,578)	(145,964)	(53,606)	5,183	157

Net unrealized appreciation (depreciation) on investments	(2,157,934)	(814,543)	(212,471)	(713,321)	(690,057)	(400,226)	(156,912)	(85,814)

Net gain (loss) on investments	(1,770,129)	(738,902)	(212,182)	(689,781)	(713,838)	(402,563)	(151,729)	(85,657)

EXPENSES
Mortality and expense risk charge (Note 1)	(28,465)	(9,004)	(3,429)	(13,351)	(10,669)	(4,155)	(2,288)	(1,057)

Total Expenses	(28,465)	(9,004)	(3,429)	(13,351)	(10,669)	(4,155)	(2,288)	(1,057)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS	$(1,789,285)	$(708,367)	$(215,611)	$(703,132)	$(657,182)	$(386,228)	$(154,017)	$(86,714)
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY SEPARATE ACCOUNT	2008 ANNUAL REPORT
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

ACCOUNT DIVISION
							BLACKROCK
	ALLIANCEBERNSTEIN		ARIEL	BLACKROCK	BLACKROCK	BLACKROCK	LOW DURATION	DAVIS
	VPS LARGE CAP	ARIEL	APPRECIATION	TOTAL RETURN II	INDEX EQUITY	LIQUIDITY	BOND	VALUE
	GROWTH PORTFOLIO	FUND	FUND	PORTFOLIO	PORTFOLIO	TEMP FUND	PORTFOLIO	PORTFOLIO

OPERATIONS
Net investment income	$—	$34,100	$14,980	$49,204	$41,343	$69,598	$22,875	$33,577
Capital gain distribution	—	—	213,066	3,636	—	—	—	60,129
Net realized gain (loss) on investments	(11,590)	(358,180)	(182,063)	(40,994)	(3,027)	—	(2,404)	(13,071)
Net unrealized appreciation (depreciation) on investments	(292,799)	(1,661,768)	(1,243,161)	(99,421)	(919,341)	—	(70,252)	(1,589,877)
Mortality and expense risk charge (Note 1)	(4,584)	(24,329)	(18,556)	(7,453)	(15,113)	(18,871)	(3,963)	(23,336)

Net increase (decrease) in net assets resulting from operations	(308,973)	(2,010,177)	(1,215,734)	(95,028)	(896,138)	50,727	(53,744)	(1,532,578)

CONTRACT OWNERS’ TRANSACTIONS
Gross stipulated payments received	218,467	889,779	649,181	385,238	505,288	1,292,822	90,415	779,839
Net transfer from (to) fixed accumulation account	(6,779)	(215,998)	(141,489)	(57,117)	(126,697)	(127,899)	(8,700)	(99,785)
Transfers from (to) other Divisions	4,402	(187,666)	(102,911)	98,211	(23,274)	434,625	20,354	(88,595)
Payments to contract owners	(40,482)	(448,151)	(420,312)	(348,384)	(190,467)	(1,777,037)	(54,711)	(411,898)

Net increase (decrease) in net assets resulting from contract owners’ transactions	175,608	37,964	(15,531)	77,948	164,850	(177,489)	47,358	179,561

TOTAL INCREASE (DECREASE) IN NET ASSETS	(133,365)	(1,972,213)	(1,231,265)	(17,080)	(731,288)	(126,762)	(6,386)	(1,353,017)

Net Assets:
Beginning of period	665,196	4,100,792	3,001,852	887,640	2,263,955	2,567,698	486,133	3,617,432

End of period	$531,831	$2,128,579	$1,770,587	$870,560	$1,532,667	$2,440,936	$479,747	$2,264,415

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY SEPARATE ACCOUNT	2008 ANNUAL REPORT
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

ACCOUNT DIVISION
		GOLDMAN SACHS VIT	LORD ABBETT	NEUBERGER	PUTNAM VT
	FIDELITY	INTERNATIONAL	SERIES FUND	BERMAN	THE GEORGE PUTNAM	TEMPLETON	T. ROWE PRICE	WILSHIRE VIT
	VIP MID CAP	EQUITY	GROWTH	GENESIS	FUND	FOREIGN SMALLER	SCIENCE & TECHNOLOGY	SMALL CAP EQUITY
	PORTFOLIO	FUND	OPPORTUNITIES	FUND	OF BOSTON	COMPANIES FUND	FUND	FUND

OPERATIONS
Net investment income	$9,309	$39,539	$—	$—	$67,325	$20,490	$—	$—
Capital gain distribution	644,273	77,040	6,930	80,118	122,183	51,269	—	—
Net realized gain (loss) on investments	(256,468)	(1,399)	(6,641)	(56,578)	(145,964)	(53,606)	5,183	157
Net unrealized appreciation (depreciation) on investments	(2,157,934)	(814,543)	(212,471)	(713,321)	(690,057)	(400,226)	(156,912)	(85,814)
Mortality and expense risk charge (Note 1)	(28,465)	(9,004)	(3,429)	(13,351)	(10,669)	(4,155)	(2,288)	(1,057)

Net increase (decrease) in net assets resulting from operations	(1,789,285)	(708,367)	(215,611)	(703,132)	(657,182)	(386,228)	(154,017)	(86,714)

CONTRACT OWNERS’ TRANSACTIONS
Gross stipulated payments received	979,703	387,335	111,030	411,952	377,044	230,528	89,224	31,342
Net transfer from (to) fixed accumulation account	(212,658)	(11,056)	(22,630)	(99,594)	(108,324)	(50,892)	(2,614)	(639)
Transfers from (to) other Divisions	(187,989)	(21,744)	(21,760)	129,006	(50,584)	11,517	(13,592)	—
Payments to contract owners	(711,371)	(166,124)	(17,947)	(181,442)	(312,241)	(43,176)	(76,300)	(2,007)

Net increase (decrease) in net assets resulting from contract owners’ transactions	(132,315)	188,411	48,693	259,922	(94,105)	147,977	(3,282)	28,696

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,921,600)	(519,956)	(166,918)	(443,210)	(751,287)	(238,251)	(157,299)	(58,018)

Net Assets:
Beginning of period	4,588,382	1,401,211	514,449	1,809,412	1,709,960	622,089	355,645	167,771

End of period	$2,666,782	$881,255	$347,531	$1,366,202	$958,673	$383,838	$198,346	$109,753

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY SEPARATE ACCOUNT	2007 ANNUAL REPORT
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

ACCOUNT DIVISION
							BLACKROCK
	ALLIANCEBERNSTEIN		ARIEL	BLACKROCK	BLACKROCK	BLACKROCK	LOW DURATION	DAVIS
	VPS LARGE CAP	ARIEL	APPRECIATION	TOTAL RETURN II	INDEX EQUITY	LIQUIDITY	BOND	VALUE
	GROWTH	FUND	FUND	PORTFOLIO	PORTFOLIO	TEMP FUND	PORTFOLIO	PORTFOLIO

OPERATIONS
Net investment income	$—	$13,086	$15,845	$38,798	$45,031	$104,203	$18,602	$41,803
Capital gain distribution	—	363,270	290,749	—	—	—	—	144,252
Net realized gain (loss) on investments	21,745	49,569	81,506	(8,859)	151,872	—	43	218,859
Net unrealized appreciation (depreciation) on investments	51,294	(478,235)	(417,127)	17,731	(75,365)	—	3,997	(237,991)
Mortality and expense risk charge (Note 1)	(4,632)	(36,617)	(27,007)	(7,113)	(18,417)	(16,386)	(3,513)	(28,715)

Net increase (decrease) in net assets resulting from operations	68,407	(88,927)	(56,034)	40,557	103,121	87,817	19,129	138,208

CONTRACT OWNERS’ TRANSACTIONS
Gross stipulated payments received	175,084	1,207,041	923,985	375,737	631,946	2,288,113	169,923	967,231
Net transfer from (to) fixed accumulation account	(29,179)	(149,992)	(67,914)	(11,817)	(31,483)	(26,211)	(7,229)	(85,424)
Transfers from (to) other Divisions	20,618	(83,567)	(92,487)	54,244	(13,466)	(122,084)	73,149	25,879
Payments to contract owners	(89,343)	(1,113,508)	(1,008,164)	(408,999)	(598,624)	(1,394,438)	(147,059)	(832,241)

Net increase (decrease) in net assets resulting from contract owners’ transactions	77,180	(140,026)	(244,580)	9,165	(11,627)	745,380	88,784	75,445

TOTAL INCREASE (DECREASE) IN NET ASSETS	145,587	(228,953)	(300,614)	49,722	91,494	833,197	107,913	213,653

Net Assets:
Beginning of period	519,609	4,329,745	3,302,466	837,918	2,172,461	1,734,501	378,220	3,403,779

End of period	$665,196	$4,100,792	$3,001,852	$887,640	$2,263,955	$2,567,698	$486,133	$3,617,432

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY SEPARATE ACCOUNT	2007 ANNUAL REPORT
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

ACCOUNT DIVISION
		GOLDMAN SACHS VIT	LORD ABBETT	NEUBERGER	PUTNAM VT
	FIDELITY	INTERNATIONAL	SERIES FUND	BERMAN	THE GEORGE PUTNAM	TEMPLETON	T. ROWE PRICE	WILSHIRE VIT
	VIP MID CAP	EQUITY	GROWTH	GENESIS	FUND	FOREIGN SMALLER	SCIENCE & TECHNOLOGY	SMALL CAP GROWTH
	PORTFOLIO	FUND	OPPORTUNITIES	FUND	OF BOSTON	COMPANIES FUND	FUND	FUND

OPERATIONS
Net investment income	$21,882	$18,719	$—	$3,604	$51,556	$8,526	$—	$—
Capital gain distribution	394,630	147,190	42,955	262,283	163,283	67,460	—	—
Net realized gain (loss) on investments	273,449	91,260	9,648	108,715	4,694	19,525	16,811	27,598
Net unrealized appreciation (depreciation) on investments	(51,608)	(156,457)	28,902	(40,977)	(199,678)	(63,150)	12,099	(3,463)
Mortality and expense risk charge (Note 1)	(36,311)	(10,560)	(3,472)	(13,629)	(13,917)	(4,433)	(2,518)	(1,449)

Net increase (decrease) in net assets resulting from operations	602,042	90,152	78,033	319,996	5,938	27,928	26,392	22,686

CONTRACT OWNERS’ TRANSACTIONS
Gross stipulated payments received	1,152,249	456,851	86,609	495,637	536,324	219,872	66,904	37,448
Net transfer from (to) fixed accumulation account	(175,431)	(39,419)	(4,193)	(8,808)	(54,870)	(12,818)	(50,834)	5,920
Transfers from (to) other Divisions	(56,495)	(31,629)	28,731	6,601	66,136	67,271	90,418	(33,321)
Payments to contract owners	(1,011,176)	(246,938)	(66,379)	(496,821)	(515,667)	(102,619)	(29,169)	(73,020)

Net increase (decrease) in net assets resulting from contract owners’ transactions	(90,853)	138,865	44,768	(3,391)	31,923	171,706	77,319	(62,973)

TOTAL INCREASE (DECREASE) IN NET ASSETS	511,189	229,017	122,801	316,605	37,861	199,634	103,711	(40,287)

Net Assets:
Beginning of period	4,077,193	1,172,194	391,648	1,492,807	1,672,099	422,455	251,934	208,058

End of period	$4,588,382	$1,401,211	$514,449	$1,809,412	$1,709,960	$622,089	$355,645	$167,771

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY SEPARATE ACCOUNT	2008 ANNUAL REPORT
Notes to the Financial Statements
December 31, 2008 and 2007
1. NATURE OF SEPARATE ACCOUNT — Horace Mann Life Insurance Company — Group Annuity Separate Account (the Separate Account), a unit investment trust registered under the Investment Company Act of 1940, was established by Horace Mann Life Insurance Company (HMLIC) to fund variable annuity contracts. All assets are invested in shares of AllianceBernstein VPS Large Cap Growth Portfolio, Ariel Fund, Ariel Appreciation Fund, BlackRock Total Return II Portfolio, BlackRock Index Equity Portfolio, BlackRock Low Duration Bond Portfolio, BlackRock Liquidity Temp Fund, Davis Value Portfolio, Fidelity VIP Mid Cap Portfolio, Gold Sachs VIT International Equity Fund, Lord Abbett Series Fund Growth Opportunities, Neuberger Berman Genesis Fund, Putnam VIT The George Putnam Fund of Boston, Templeton Foreign Smaller Companies Fund, T. Rowe Price Science & Technology Fund, and Wilshire VIT Small Cap Growth Fund. The funds collectively are referred to as the “Funds”.
Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from HMLIC’s other assets and liabilities. The portion of the Separate Accounts assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business HMLIC may conduct.
2. SIGNIFICANT ACCOUNTING POLICIES — Effective January 1, 2008, the Separate Account adopted SFAS No. 157, “Fair Value Measurements”, which provides a framework for measuring fair value in accordance with GAAP. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between between market participants on the measurement date. SFAS No. 157 also establishes a fair value hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Adoption of SFAS No. 157 had no financial impact on the company.
The carrying amount of the assets approximate fair value. The fair value of the financial assets were measured using the accumulated unit value method (Level 2 inputs — inputs that are observable or can be corroborated by observable market data for the assets). Transactions are recorded on a trade date basis. Income from dividends, and gains from realized gain distribution, are recorded on the ex-distribution date.
The Investment income of the Separate Account is included in the tax return of HMLIC; however, no tax accrues on income attributable to tax-deferred annuities which comprise the majority of the Account contracts. Income attributable to non tax-deferred annuities is not significant.
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.
3. EXPENSES AND RELATED PARTY TRANSACTIONS — Certain specified amounts, as described in the annuity contracts, are paid to HMLIC to cover death benefits, surrender charges and expenses.
For assuming mortality and expense risks, HMLIC applies an asset-based charge to the Variable Account Value. The mortality and expense risk fee is assessed at an annual rate of 0.80% of the daily net assets of the Variable Account Value (0.45% for mortality risk, and 0.35% for expense risk). However, HMLIC reserves the right to change the fee (subject to the 0.80% ceiling) in the future. The fee is computed on a daily basis.
There are no annual maintenance charges and no sales expense charged on purchase payments, surrenders or withdrawals.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY SEPARATE ACCOUNT	2008 ANNUAL REPORT
Notes to the Financial Statements (Continued)
December 31, 2008
4. PURCHASE AND SALES OF SEPARATE ACCOUNT FUND SHARES — During the year ended December 31, 2008 purchases and proceeds from sales of fund shares were as follows:

ACCOUNT DIVISION
							BLACKROCK
	ALLIANCEBERNSTEIN		ARIEL	BLACKROCK	BLACKROCK	BLACKROCK	LOW DURATION	DAVIS
	VPS LARGE CAP	ARIEL	APPRECIATION	TOTAL RETURN II	INDEX EQUITY	LIQUIDITY	BOND	VALUE
	GROWTH PORTFOLIO	FUND	FUND	PORTFOLIO	FUND	TEMP FUND	PORTFOLIO	PORTFOLIO

Purchases	$263,532	$934,458	$877,228	$557,465	$549,631	$1,856,836	$155,065	$916,398

Sales	$104,099	$1,244,902	$865,333	$475,125	$361,578	$1,983,598	$91,198	$679,537

		GOLDMAN SACHS VIT	LORD ABBETT	NEUBERGER	PUTNAM VT
	FIDELITY VIP	INTERNATIONAL	SERIES FUND	BERMAN	THE GEORGE PUTNAM	TEMPLETON	T. ROWE PRICE	WILSHIRE VIT
	MID CAP	EQUITY	GROWTH	GENESIS	FUND	FOREIGN SMALLER	SCIENCE & TECHNOLOGY	SMALL CAP EQUITY
	PORTFOLIO	FUND	OPPORTUNITIES	FUND	OF BOSTON	COMPANY	FUND	FUND

Purchases	$1,687,521	$518,743	$122,435	$692,271	$577,951	$325,997	$91,598	$31,342

Sales	$1,451,186	$224,156	$76,882	$422,160	$639,181	$164,022	$91,984	$3,546

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY SEPARATE ACCOUNT	2008 ANNUAL REPORT
Notes to the Financial Statements (Continued)
December 31, 2008 and 2007
5. CHANGE IN CONTRACT OWNERS’ ACCOUNT UNITS

ACCOUNT DIVISION
							BLACKROCK
	ALLIANCEBERNSTEIN		ARIEL	BLACKROCK	BLACKROCK	BLACKROCK	LOW DURATION	DAVIS	FIDELITY VIP
	VPS LARGE CAP	ARIEL	APPRECIATION	TOTAL RETURN II	INDEX EQUITY	LIQUIDITY	BOND	VALUE	MID CAP
	GROWTH PORTFOLIO	FUND	FUND	PORTFOLIO	FUND	TEMP FUND	PORTFOLIO	PORTFOLIO	PORTFOLIO

Account units outstanding at 01/01/2007	20,479	72,179	61,053	73,112	78,040	1,616,500	34,801	233,061	106,467

Consideration received	6,494	19,163	16,511	32,311	21,735	2,075,377	15,425	64,154	27,450

Net transfers	(334)	(3,703)	(2,890)	3,594	(1,685)	(132,796)	5,849	(3,984)	(5,565)

Payments to contract owners	(3,380)	(17,500)	(17,965)	(35,123)	(20,325)	(1,266,060)	(13,288)	(54,627)	(23,643)

Account units outstanding at 12/31/2007	23,259	70,139	56,709	73,894	77,765	2,293,021	42,787	238,604	104,709

Consideration received	9,593	19,672	14,969	33,171	21,308	1,141,835	8,182	62,612	26,924

Net transfers	41	(8,891)	(5,686)	3,251	(6,855)	271,727	882	(16,950)	(11,368)

Payments to contract owners	(1,756)	(10,027)	(9,118)	(30,755)	(7,739)	(1,571,045)	(4,888)	(32,084)	(18,731)

Account units outstanding at 12/31/2008	31,137	70,893	56,874	79,561	84,479	2,135,538	46,963	252,182	101,534

HORACE MANN LIFE INSURANCE COMPANY	2008 ANNUAL REPORT
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
December 31, 2008 and 2007
5. CHANGE IN CONTRACT OWNERS’ ACCOUNT UNITS

ACCOUNT DIVISION
	GOLDMAN SACHS VIT	LORD ABBETT	NEUBERGER	PUTNAM VT
	INTERNATIONAL	SERIES FUND	BERMAN	THE GEORGE PUTNAM	TEMPLETON	T. ROWE PRICE	WILSHIRE VIT
	EQUITY	GROWTH	GENESIS	FUND	FOREIGN SMALLER	SCIENCE & TECHNOLOGY	SMALL CAP EQUITY
	FUND	OPPORTUNITIES	FUND	OF BOSTON	COMPANY	FUND	FUND

Account units outstanding at 01/01/2007	80,164	26,617	48,338	121,666	14,443	12,385	15,167

Consideration received	30,087	5,331	14,548	38,099	6,834	3,030	2,493

Net transfers	(4,551)	1,319	(120)	681	1,663	1,628	(1,609)

Payments to contract owners	(16,176)	(4,210)	(14,161)	(36,446)	(3,109)	(1,272)	(5,229)

Account units outstanding at 12/31/2007	89,524	29,057	48,605	124,000	19,831	15,771	10,822

Consideration received	31,961	7,664	12,203	32,382	9,619	4,744	2,740

Net transfers	(3,129)	(3,569)	(354)	(13,691)	(1,841)	(1,054)	(62)

Payments to contract owners	(13,362)	(1,122)	(5,257)	(25,002)	(1,807)	(3,681)	(184)

Account units outstanding at 12/31/2008	104,994	32,030	55,197	117,689	25,802	15,780	13,316

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY SEPARATE ACCOUNT	2008 ANNUAL REPORT
Notes to the Financial Statements (Continued)
December 31, 2008
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2008

				Expense as a	Investment
		Unit	Net	% of Average	Income	Total
Account Division	Units	Value	Assets	Net Assets *	Ratio ***	Return **

AllianceBernstein VPS Large Growth Portfolio	31,137	17.08	531,831	0.80%	0.00%	(40.28%)
Ariel Fund	70,893	30.03	2,128,579	0.80%	1.09%	(48.64%)
Ariel Appreciation Fund	56,874	31.13	1,770,587	0.80%	0.63%	(41.19%)
BlackRock Total Return II Portfolio	79,561	10.94	870,560	0.80%	5.60%	(8.91%)
BlackRock Index Equity Fund	84,479	18.14	1,532,667	0.80%	2.18%	(37.68%)
BlackRock Liquidity Temp Fund	2,135,538	1.14	2,440,936	0.80%	2.78%	1.79%
BlackRock Low Duration Bond Portfolio	46,963	10.22	479,747	0.80%	4.74%	(10.04%)
Davis Value Portfolio	252,182	8.98	2,264,415	0.80%	1.14%	(40.77%)
Fidelity VIP Mid Cap Portfolio	101,534	26.27	2,666,782	0.80%	0.26%	(40.05%)
Goldman Sachs VIT International Equity Fund	104,994	8.39	881,255	0.80%	3.46%	(46.39%)
Lord Abbett Series Fund Growth Opportunities	32,030	10.85	347,531	0.80%	0.00%	(38.70%)
Neuberger Berman Genesis Fund	55,197	24.75	1,366,202	0.80%	0.00%	(33.52%)
Putnam VT The George Putnam Fund of Boston	117,689	8.15	958,673	0.80%	5.05%	(40.90%)
Templeton Foreign Smaller Company	25,802	14.88	383,838	0.80%	4.07%	(52.57%)
T.Rowe Price Science & Technology Fund	15,780	12.57	198,346	0.80%	0.00%	(44.26%)
Wilshire VIT Small Cap Fund — HM Shares	13,316	8.24	109,753	0.80%	0.00%	(46.84%)

*	These ratios represent the annualized contract expenses of the active contract owners of the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

**	These amounts represent the total return for the period indicated, including changes in the fair value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

***	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY SEPARATE ACCOUNT	2008 ANNUAL REPORT

Notes to the Financial Statements (Continued)
December 31, 2008
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2007

				Expense as a	Investment
		Unit	Net	% of Average	Income	Total
Account Division	Units	Value	Assets	Net Assets *	Ratio ***	Return **

AllianceBernstein VPS Large Growth Portfolio	23,259	28.60	665,196	0.80%	0.00%	12.73%
Ariel Fund	70,139	58.47	4,100,792	0.80%	0.31%	(2.53%)
Ariel Appreciation Fund	56,709	52.93	3,001,852	0.80%	0.50%	(2.14%)
BlackRock Total Return II Portfolio	73,894	12.01	887,640	0.80%	4.50%	4.80%
BlackRock Index Equity Fund	77,765	29.11	2,263,955	0.80%	2.03%	4.56%
BlackRock Liquidity Temp Fund	2,293,021	1.12	2,567,698	0.80%	4.84%	4.67%
BlackRock Low Duration Bond Portfolio	42,787	11.36	486,133	0.80%	4.30%	4.51%
Davis Value Portfolio	238,604	15.16	3,617,432	0.80%	1.19%	3.84%
Fidelity VIP Mid Cap Portfolio	104,709	43.82	4,588,382	0.80%	0.51%	14.41%
Goldman Sachs VIT International Equity Fund	89,524	15.65	1,401,211	0.80%	1.45%	7.05%
Lord Abbett Series Fund Growth Opportunities	29,057	17.70	514,449	0.80%	0.00%	20.33%
Neuberger Berman Genesis Fund	48,605	37.23	1,809,412	0.80%	0.22%	20.56%
George Putnam Fund of Boston	124,000	13.79	1,709,960	0.80%	3.05%	0.36%
Templeton Foreign Smaller Company	19,831	31.37	622,089	0.80%	1.63%	7.25%
T.Rowe Price Science & Technology Fund	15,771	22.55	355,645	0.80%	0.00%	10.87%
Wilshire VIT Small Cap Fund — HM Shares	10,822	15.50	167,771	0.80%	0.00%	12.97%

*	These ratios represent the annualized contract expenses of the active contract owners of the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

**	These amounts represent the total return for the period indicated, including changes in the fair value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

***	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY SEPARATE ACCOUNT	2008 ANNUAL REPORT

Notes to the Financial Statements (Continued)
December 31, 2008
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2006

				Expense as a	Investment
		Unit	Net	% of Average	Income	Total
Account Division	Units	Value	Assets	Net Assets *	Ratio ***	Return **

AllianceBernstein VPS Large Growth Portfolio	20,479	25.37	519,609	0.80%	0.00%	(1.44%)
Ariel Fund	72,179	59.99	4,329,745	0.80%	0.00%	9.49%
Ariel Appreciation Fund	61,053	54.09	3,302,466	0.80%	0.05%	10.07%
BlackRock Core Bond Total Return Portfolio	73,112	11.46	837,918	0.80%	4.06%	3.15%
BlackRock Index Equity Fund	78,040	27.84	2,172,461	0.80%	1.29%	14.47%
BlackRock Liquidity Temp Fund	1,616,500	1.07	1,734,501	0.80%	4.65%	3.88%
BlackRock Low Duration Bond Portfolio	34,801	10.87	378,220	0.80%	3.94%	2.84%
Davis Value Portfolio	233,061	14.60	3,403,779	0.80%	0.81%	14.06%
Fidelity VIP Mid Cap Portfolio	106,467	38.30	4,077,193	0.80%	0.17%	11.53%
Goldman Sachs VIT International Equity Fund	80,164	14.62	1,172,194	0.80%	1.84%	21.13%
Lord Abbett Series Fund Growth Opportunities	26,617	14.71	391,648	0.80%	0.00%	6.98%
Neuberger Berman Genesis Fund	48,338	30.88	1,492,807	0.80%	0.63%	6.08%
George Putnam Fund of Boston	121,666	13.74	1,672,099	0.80%	2.58%	11.35%
Templeton Foreign Smaller Company	14,443	29.25	422,455	0.80%	2.67%	22.90%
T.Rowe Price Science & Technology Fund	12,385	20.34	251,934	0.80%	0.00%	6.27%
Wilshire VIT Small Cap Fund — HM Shares	15,167	13.72	208,058	0.80%	0.00%	10.47%

*	These ratios represent the annualized contract expenses of the active contract owners of the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

**	These amounts represent the total return for the period indicated, including changes in the fair value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

***	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY SEPARATE ACCOUNT	2008 ANNUAL REPORT

Notes to the Financial Statements (Continued)
December 31, 2008
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2005

				Expense as a	Investment
		Unit	Net	% of Average	Income	Total
Account Division	Units	Value	Assets	Net Assets *	Ratio ***	Return **

AllianceBernstein VPS Large Growth Portfolio	11,263	25.74	289,915	0.80%	0.00%	13.94%
Ariel Fund	74,373	54.79	4,075,126	0.80%	0.35%	0.11%
Ariel Appreciation Fund	64,179	49.14	3,154,019	0.80%	0.98%	2.10%
BlackRock Core Bond Total Return Portfolio	61,698	11.11	685,396	0.80%	4.68%	1.28%
BlackRock Index Equity Fund	86,251	24.32	2,097,558	0.80%	1.46%	3.62%
BlackRock Liquidity Temp Fund	1,412,385	1.03	1,456,194	0.80%	3.03%	1.98%
BlackRock Low Duration Bond Portfolio	36,313	10.57	383,774	0.80%	3.01%	0.48%
Davis Value Portfolio	211,112	12.80	2,702,301	0.80%	1.10%	8.57%
Fidelity VIP Mid Cap Portfolio	95,985	34.34	3,296,131	0.80%	0.00%	17.08%
Goldman Sachs VIT International Equity Fund	60,321	12.07	728,094	0.80%	0.58%	12.80%
Lord Abbett Series Fund Growth Opportunities	24,491	13.75	336,643	0.80%	0.00%	3.85%
Neuberger Berman Genesis Fund	43,252	29.11	1,258,891	0.80%	0.00%	15.10%
George Putnam Fund of Boston	117,786	12.34	1,453,889	0.80%	1.98%	3.35%
Templeton Foreign Smaller Company	6,593	23.80	156,918	0.80%	15.76%	10.34%
T.Rowe Price Science & Technology Fund	8,862	19.14	169,636	0.80%	0.00%	1.59%
Wilshire VIT Small Cap Fund — HM Shares	11,469	12.42	142,433	0.80%	0.00%	2.90%

*	These ratios represent the annualized contract expenses of the active contract owners of the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

**	These amounts represent the total return for the period indicated, including changes in the fair value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

***	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY SEPARATE ACCOUNT	2008 ANNUAL REPORT

Notes to the Financial Statements (Continued)
December 31, 2008
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2004

					Investment
		Unit	Net	% of Average	Income	Total
Account Division	Units	Value	Assets	Net Assets *	Ratio ***	Return **

AllianceBernstein VPS Large Growth Portfolio	8,343	22.59	188,480	0.80%	0.00%	7.47%
Ariel Fund	53,433	54.73	2,924,259	0.80%	0.50%	21.00%
Ariel Appreciation Fund	49,674	48.13	2,390,936	0.80%	0.48%	12.19%
BlackRock Core Bond Total Return Portfolio	43,388	10.97	475,843	0.80%	1.85%	3.30%
BlackRock Index Equity Fund	75,307	23.47	1,767,141	0.80%	1.25%	9.42%
BlackRock Liquidity Temp Fund	581,242	1.01	586,222	0.80%	1.05%	0.00%
BlackRock Low Duration Bond Portfolio	24,392	10.52	256,587	0.80%	1.56%	0.29%
Davis Value Portfolio	167,666	11.79	1,976,699	0.80%	0.99%	11.44%
Fidelity VIP Mid Cap Portfolio	68,164	29.33	1,999,261	0.80%	0.00%	23.65%
Goldman Sachs VIT International Equity Fund	845	10.70	9,043	0.80%	1.68%	15.93	% ^
Lord Abbett Series Fund Growth Opportunities	577	13.24	7,639	0.80%	0.05%	9.60	% ^
Neuberger Berman Genesis Fund	37,835	25.29	956,930	0.80%	0.23%	17.46%
George Putnam Fund of Boston	74,967	11.94	895,031	0.80%	1.57%	7.66%
Putnam International Equity Fund	29,209	14.92	435,728	0.80%	1.48%	15.57%
Strong Mid Cap Growth Fund	16,655	16.01	266,729	0.80%	0.00%	18.15%
Templeton Foreign Smaller Company	2,811	21.57	60,638	0.80%	3.81%	18.91%
T.Rowe Price Science & Technology Fund	8,953	18.84	168,711	0.80%	0.00%	0.75%
Wilshire VIT Small Cap Fund — HM Shares	12,222	12.07	147,501	0.80%	0.00%	3.61%

*	These ratios represent the annualized contract expenses of the active contract owners of the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

**	These amounts represent the total return for the period indicated, including changes in the fair value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

***	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

^	These funds began June 1, 2004 and the calculation reflects a seven month return.

HORACE MANN LIFE INSURANCE COMPANY
Statutory Financial Statements and Schedules
December 31, 2008 and 2007
(With Independent Auditors’ Report Thereon)

Independent Auditors’ Report
The Board of Directors
Horace Mann Life Insurance Company:
We have audited the accompanying statutory statements of admitted assets, liabilities, and capital and surplus of Horace Mann Life Insurance Company (the Company) as of December 31, 2008 and 2007, and the related statutory statements of operations, capital and surplus and cash flow for each of the years in the three-year period ended December 31, 2008. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
As described more fully in Notes 1 and 8 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Illinois Department of Financial and Professional Regulation — Division of Insurance, which practices differ from U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory basis of accounting and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.
In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2008 and 2007, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2008.
Also, in our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2008 and 2007, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2008, on the basis of accounting described in Notes 1 and 8.
Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The supplementary information included on the accompanying schedules is presented for purposes of additional analysis and is not a required part of the basic statutory financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic statutory financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.
April 29, 2009

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Admitted Assets,
Liabilities and Capital and Surplus
December 31, 2008 and 2007
(In thousands)

Admitted Assets	2008	2007

Cash and investments:
Bonds	$3,066,172	$2,991,877
Bonds on loan	—	74,599
Preferred stocks	105,579	94,082
Common stocks	14,572	2,379
Mortgage loans on real estate	16,142	16,696
Cash	1,962	11,902
Short-term investments	137,516	31,342
Short-term investments, loaned securities collateral	—	76,848
Contract loans	106,481	99,712
Receivable for securities and other invested assets	16,429	16,435

Total cash and investments	3,464,853	3,415,872

Investment income due and accrued	37,664	36,972

Uncollected premiums and agents’ balances in course of collection	767	764

Deferred premiums and agents’ balances booked but deferred and not yet due	46,064	45,932

Current federal income tax recoverable	9,299	1,495

Deferred tax assets	3,936	4,090

Guaranty funds receivable or on deposit	298	357

Receivable from parent, subs or affiliates	11,477	—

Other assets	1,259	2,188

Variable annuity assets held in separate accounts	965,217	1,562,210

Total admitted assets	$4,540,834	$5,069,880

(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Admitted Assets,
Liabilities and Capital and Surplus
December 31, 2008 and 2007
(In thousands, except share data)

Liabilities and Capital and Surplus	2008	2007

Policy liabilities:
Aggregate reserves:
Life and annuity	$3,125,961	$2,947,947
Accident and health	6,295	6,670
Unpaid benefits:
Life	13,121	8,906
Accident and health	273	243
Policyholder funds on deposit	127,854	137,263
Remittances not allocated	865	1,876

Total policy liabilities	3,274,369	3,102,905

Accrued expenses	2,110	2,240
Asset valuation reserve	92	19,428
Interest maintenance reserve	26,111	30,383
Amounts retained by Company as trustee	12,568	12,124
Payable to parent, subsidiaries and affiliates	30	488
Payable for securities and other liabilities	503	2,068
Escrow for securities lending	—	76,850
Transfer from separate accounts accrued for expense allowances recognized in reserves	(10,599)	(15,427)
Variable annuity liabilities held in separate accounts	965,217	1,562,210

Total liabilities	4,270,401	4,793,269

Capital and surplus:
Capital stock, $1 par value.
Authorized 5,000,000 shares, 2,500,000 shares outstanding	2,500	2,500
Additional paid-in capital and contributed surplus	43,704	43,704
Unassigned surplus	224,229	230,407

Total capital and surplus	270,433	276,611

Total liabilities and capital and surplus	$4,540,834	$5,069,880

See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Operations
Years ended December 31, 2008, 2007, and 2006
(In thousands)

	2008	2007	2006

Revenue:
Premiums, annuity and supplementary contract considerations:
Life	$97,036	$96,757	$98,164
Annuity	311,747	337,148	325,691
Accident and health	3,911	4,105	4,219
Supplementary contracts	6,753	9,044	9,017

Total premiums, annuity and supplementary contract considerations	419,447	447,054	437,091

Net investment income	194,699	185,049	172,468
Amortization of interest maintenance reserve	1,561	2,030	2,471
Commissions and expense allowances on reinsurance ceded	283	309	262
Management fee income from separate accounts	15,694	19,566	17,754
Mutual fund service fee income	1,005	1,302	1,236
Fees from sales of partner products	4,374	4,561	4,524
Other	1,830	1,867	1,605

Total revenue	638,893	661,738	637,411

Benefits and expenses:
Provisions for claims and benefits:
Life	102,026	96,388	95,438
Annuity	398,377	411,731	395,171
Accident and health	1,994	1,492	1,859
Supplementary contracts	17,685	21,215	21,904

Total claims and benefits	520,082	530,826	514,372

Commissions	26,793	28,951	29,448
General and other expenses	59,139	60,525	64,453

Total benefits and expenses	606,014	620,302	608,273

Net gain before dividends to policyholders and federal income tax (benefit) expense	32,879	41,436	29,138
Dividends to policyholders	—	—	—

(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Operations
Years ended December 31, 2008, 2007, and 2006
(In thousands)

	2008	2007	2006

Net gain before federal income tax expense	32,879	41,436	29,138
Federal income tax expense	1,701	10,576	4,488

Net gain from operations	31,178	30,860	24,650
Realized investment gains (losses) net of tax and transfers to interest maintenance reserve	(41,921)	(4,790)	3,765

Net income (loss)	$(10,743)	$26,070	$28,415

See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Capital and Surplus
Years ended December 31, 2008, 2007, and 2006
(In thousands)

	2008	2007	2006

Capital stock	$2,500	$2,500	$2,500

Additional paid-in capital and contributed surplus	43,704	43,704	43,704

Unassigned surplus:
Balance at beginning of year	230,407	205,027	184,516
Net income (loss)	(10,743)	26,070	28,415
Change in net deferred income tax	5,851	(1,225)	(357)
Change in non-admitted assets	(5,778)	1,005	(1,091)
Change in net unrealized capital losses	355	(635)	—
Change in reserves due to changes in valuation basis	11,437	—	—
Change in asset valuation reserve	19,336	165	(6,456)
Dividends to stockholders	(24,000)	—	—
Correction of prior year exhibit 5 reserve error	(2,636)	—	—

Balance at end of year	224,229	230,407	205,027

Total capital and surplus	$270,433	$276,611	$251,231

See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Cash Flow
Years ended December 31, 2008, 2007, and 2006
(In thousands)

	2008	2007	2006

Cash from operations:
Revenue received:
Premiums, considerations and deposits	$420,183	$448,159	$437,456
Investment income	194,115	187,507	172,998
Commissions and expense allowances on reinsurance ceded	283	309	262
Management fee income from Separate Accounts	15,694	19,566	17,754
Mutual fund service fee income	1,005	1,302	1,236
Fees from sales of partner products	4,374	4,561	4,524
Other income	1,830	1,867	1,605

Total revenue received	637,484	663,271	635,835

Benefits and expenses paid:
Claims, benefits and net transfers	321,730	431,713	360,340
Expenses	86,767	87,976	91,254
Federal income taxes	7,294	(1,891)	6,504

Total benefits and expenses paid	415,791	517,798	458,098

Net cash from operations	221,693	145,473	177,737

Cash from investments:
From investments sold or matured:
Bonds	781,014	1,118,259	715,315
Stocks	18,116	36,619	—
Mortgage loans	618	571	542
Net loss on cash, cash equivalents and short-term investments	(1,073)	—	—
Miscellaneous proceeds	866	8,068	7,603

Total investment proceeds	799,541	1,163,517	723,460

Cost of investments acquired:
Bonds	(821,160)	(1,188,564)	(804,135)
Stocks	(47,614)	(97,410)	(37,301)
Other invested assets	—	—	(16,426)
Miscellaneous applications	(13)	(7,767)	(4,426)

Total investments acquired	(868,787)	(1,293,741)	(862,288)

Net increase in contract loans	(6,769)	(7,358)	(7,215)

Total for investments acquired	(875,556)	(1,301,099)	(869,503)

(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Cash Flow
Years ended December 31, 2008, 2007, and 2006
(In thousands)

	2008	2007	2006

Net cash used for investments	(76,015)	(137,582)	(146,043)

Cash from financing and miscellaneous:
Cash provided (applied):
Securities lending	(76,850)	(221,365)	114,631
Net deposits on deposit-type contract funds and other liabilities without life or disability contingencies	(9,463)	(3,653)	(2,593)
Dividends to stockholders	(24,000)	—	—
Other cash (applied) provided	(15,979)	5,830	(5,000)

Net cash (used for) from financing and miscellaneous	(126,292)	(219,188)	107,038

Net change in cash and short-term investments	19,386	(211,297)	138,732
Cash and short-term investments at beginning of year	120,092	331,389	192,657

Cash and short-term investments at end of year	$139,478	$120,092	$331,389

See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
December 31, 2008, 2007, and 2006
(In thousands)
(1)	Background and Significant Accounting Policies
Organization
Horace Mann Life Insurance Company (the Company), an Illinois domiciled company, markets and underwrites tax-qualified retirement annuities, individual life, group disability income, and group life insurance products primarily to K-12 teachers, administrators and other employees of public schools and their families.

The Company is a subsidiary of Horace Mann Educators Corporation (HMEC), which indirectly owns 100% of the outstanding shares. The Company is a wholly owned subsidiary of Allegiance Life Insurance Company (ALIC). Other affiliated companies include Horace Mann Investors, Inc., Horace Mann Insurance Company, Teachers Insurance Company, Horace Mann Property & Casualty Insurance Company, Horace Mann Lloyds, and Horace Mann Service Corporation (HMSC). HMSC performs certain fiscal and administrative services for all the affiliated companies in the group.

During 2008, 2007 and 2006, the Company has not participated in any business combinations nor discontinued any operations.
Basis of Presentation
The accompanying statutory financial statements have been prepared in conformity with the accounting practices prescribed or permitted by the Illinois Department of Financial and Professional Regulation — Division of Insurance and the National Association of Insurance Commissioners (NAIC), which differ materially in some respects from United States (U.S.) generally accepted accounting principles (GAAP) as more fully discussed in note 8. The state of Illinois has adopted the prescribed accounting practices as stated in NAIC SAP without modification. At December 31, 2008 and 2007 the Company has no material statutory accounting practices that differ from those of the state of Illinois or the NAIC accounting practices. The significant statutory accounting practices and the Company’s related accounting policies follow.
Investments
Investments are valued in accordance with the requirements of the NAIC.

Bonds, other than NAIC class 6, not backed by other loans are carried at amortized cost, adjusted for the amortization of premiums, accretion of discounts and any impairment. Premiums and discounts are amortized and accreted over the estimated lives of the related bonds based on the interest yield method. NAIC class 6 bonds are carried at lower of cost or NAIC fair value. Fair value is derived from the NAIC Valuation of Securities Manual for securities listed. Fair value of bonds not listed is determined considering factors including quality of issuer, interest rates, and maturity dates.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Loan-backed securities are stated at either amortized cost or the lower of amortized cost or fair value. Loan backed securities that have been assigned the NAIC category 6 designation are written down to the appropriate NAIC carrying value. The Company used a pricing service in determining the fair value of its loan-backed securities when NAIC fair value was not available. Prepayment assumptions were obtained from broker dealer survey values and are consistent with the current interest rate and economic environment. Significant changes in estimated cash flows from the original purchase assumptions for loan backed and structured securities are accounted for using the retrospective method. The Company had no negative yield situations requiring a change from the retrospective to prospective method.

Common stocks are carried at NAIC fair value. Fair value is derived from the NAIC Valuation of Securities Manual for securities listed.

Preferred stocks are carried at cost, less any impairment adjustments or at the lower of cost or fair value, depending on the NAIC designation of the security.

Hybrid securities are investments structured to have characteristics of both stocks and bonds. Hybrid securities totaled $53,717 and $53,550 at December 31, 2008 and 2007, respectively, all of which were classified as preferred stock on the statutory statements of admitted assets, liabilities, and capital and surplus.

Mortgage loans are carried at the unpaid principal balance less unamortized discount and were issued at a value of no more than 75% of the appraised value of the mortgaged property. No new mortgage loans were issued during 2008, 2007 and 2006. The Company did not reduce interest rates of any outstanding mortgage loans during 2008, 2007 and 2006. During 2008, 2007 and 2006, the Company had no non-performing mortgage loans or loans with past due interest or principal payments.

Contract loans are carried at the unpaid principal balance.

At December 31, 2008 and 2007, the Company had no investments in derivative financial instruments, joint ventures or partnerships, reverse mortgages, repurchase agreements and holds no loans or debt that has been restructured.

The Company has elected to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date.

Cash and short-term securities have a maturity of one year or less at the time of acquisition. Short-term investments are carried at amortized cost which approximates fair value.

Interest income is recognized as earned. Investment income reflects amortization of premiums and accrual of discounts on an effective-yield basis.

Net realized investment gains and losses are determined on the basis of specific identification on the trade date.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
The Company’s methodology of assessing other-than-temporary impairments is based on security-specific facts and circumstances as of the date of the reporting period. Based on these facts, if management believes it is probable that amounts due will not be collected according to the contractual terms of a debt security, or if the Company does not have the intent to sell a debt or equity security with an unrealized loss until it matures or recovers in value, an other-than-temporary impairment is considered to have occurred. As a general rule, if the fair value of a debt security has fallen below 80% of book value, this security will be reviewed for an other-than-temporary impairment. Also as a general rule, if the fair value of an equity security has declined below cost, this security will be reviewed for an other-than-temporary impairment including an assessment of whether recovery in fair value is likely to occur within a reasonable period of time. Additionally, if events become known that call into question whether the security issuer has the ability to honor its contractual commitments, whether or not such security has been trading above an 80% fair value to book value relationship, such security holding will be evaluated to determine whether or not such security has suffered an other-than-temporary decline in value. With respect to fixed income securities involving securitized financial assets, a comparison is made of expected undiscounted cash flows to current book value to determine whether an other-than-temporary impairment has occurred.

A decline in fair value below amortized cost is not assumed to be other-than-temporary for fixed maturity investments with unrealized losses due to changes in interest rates, spread widening or market illiquidity where there exists a reasonable expectation based on the Company’s consideration of all objective information available that the Company will recover all amounts due under the contractual terms of the security and the Company does not have the intent to sell. Management considers the following items: the length of time and the extent to which the fair value has been less than cost, the financial condition and short-term prospects of the issuer including any specific events that may influence the operations of the issuer, and the intent and ability to retain the investment for a period of time sufficient to allow for any anticipated recovery in value. Based on these facts, if management believes it is probable that amounts due will not be collected according to the contractual terms of a debt security, or if the Company has the intent to sell the investment before recovery of the cost of the investment, an other-than-temporary impairment shall be considered to have occurred resulting in a write-down of carrying value, with a realized investment loss charged to operations for the period. For loan-backed securities, the Company analyzes undiscounted cash flows on a quarterly basis to determine if additional other-than-temporary impairment write-downs are necessary.
Asset Valuation Reserve
The Asset Valuation Reserve (AVR) was calculated as prescribed and required by the NAIC. This reserve is maintained for the purpose of stabilizing surplus against the effects of fluctuations in the value of certain bond, stock, mortgage loan and real estate investments. Changes in the AVR reserve are charged or credited to surplus.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
The balance of the AVR by component at December 31, is as follows:

	2008	2007

Bonds, preferred stock and short-term investments	$67	$19,400
Mortgage loans	25	28

Total AVR	$92	$19,428

At December 31, 2008 and 2007 the AVR was held at a level equal to .44% and 88.6%, respectively of the maximum reserve level allowed by the NAIC.
Interest Maintenance Reserve
The Interest Maintenance Reserve (IMR) was calculated as prescribed by the NAIC. This reserve is designed to capture the realized capital gains and losses which result from changes in the overall level of interest rates and amortize them into operations over the approximate remaining life of the investment sold.
Variable Annuities Assets and Liabilities Held in Separate Accounts
Assets held in trust for purchasers of variable annuity contracts and the related liabilities are included in the statutory statements of admitted assets, liabilities and capital and surplus. Variable annuity assets, carried at fair value, and liabilities represent tax-qualified variable annuity funds invested in various mutual funds.

The investment income, gains and losses of these accounts accrue directly to the policyholders and are not included in the operations of the Company.

Reconciliation of transfers to (from) separate account is as follows:

	2008	2007

Transfers to separate account	$135,194	$150,298
Transfers from separate account	(148,406)	(151,196)

Net transfers to separate account	$(13,212)	$(898)

(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Subprime Mortgage Related Risk Exposure
The Company has three securities with direct sub-prime exposure. One security is a collateralized debt obligation with original cost of $4,908, book adjusted carrying value of $329, fair value of $329 and other than temporary impairment losses to date of $4,290. The other two securities are AAA rated home equity asset-backed securities with a book adjusted carrying value of $3,492 and a fair value of $3,607. The characteristics of the Company’s sub-prime mortgage loan, a collateralized debt obligation, include the following: low average Fair Isaac Credit Organization (“FICO”) score (less than 650), high weighted average coupon relative to other mortgage-backed securities of similar loan age and issue date, high prepayment penalties, and a high percentage of hybrid loans or negative amortizing loans.
Aggregate Reserves
Applicable state insurance laws require that the Company set up reserves in accordance with statutory regulations, carried as liabilities to meet future obligations under outstanding policies. These reserves are the amount that, with the additional premiums to be received and interest thereon compounded annually at certain rates, is calculated to be sufficient to meet the various policy and contract obligations as they occur.

Premium deficiency reserves at December 31, 2008 and 2007 were $3,104 and $5,720, respectively.

The Company waives deduction of deferred fractional premiums upon death of insured and returns any portion of the final premiums beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.

The tabular interest, tabular less actual reserve released and tabular cost have been determined by formula as prescribed in the annual statement instructions. Tabular interest on funds not involving life contingencies is determined as the sum of the products of each valuation rate of interest and the mean of the funds subject to such rate held at the beginning and end of the valuation year.

Aggregate reserves for life policies, annuity contracts, and supplementary contracts with life contingencies are based on statutory mortality tables and interest assumptions using either the net level, or commissioners’ reserve valuation method or commissioners’ annuity reserve valuation method. The annuity reserves include the current declared interest rates through the valuation date.
Reserve for Supplementary Contracts Without Life Contingencies
This reserve represents the present value of future payments discounted with interest only. At December 31, 2008 and 2007 this liability was $127,139 and $136,602 respectively, based on average credited interest rates of 3.75% and 3.05% in 2008 and 2007, respectively and is included in “policyholder funds on deposit.”
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Life Premiums
Life premiums are reflected as earned on the coverage anniversary date. Annuity and supplementary contracts with life contingencies premiums are reflected as earned when collected. Accident and health premiums are reported as revenue when due and earned on a pro rata basis over the period covered by the policy.

Deferred life premiums represent modal premiums (other than annual) to be billed in the year subsequent to the commencement of the policy year.

Deferred and uncollected life insurance premiums and annuity considerations as of December 31, 2008, were as follows:

	Gross	Net of Loading

Ordinary new business	$1,835	$1,005
Ordinary renewal	39,364	45,746
Group life	139	139

Total	$41,338	$46,890

Mutual Fund Service Fee Income
The Company has a service agreement where the Company provides certain services to the Wilshire VIT Funds (Funds) necessary to coordinate the Funds activities with those of the separate account of the Company. For these services the Company receives a mutual fund service fee, accrued daily and paid to the Company monthly, based upon the combined assets for the Funds.
Fees From Sales of Partner Products
The Company has programs to offer long-term care policies, variable universal life policies and fixed interest rate universal life insurance with three third-party vendors underwriting such insurance. Under these programs, the third-party vendors underwrite and bear the risk of these insurance policies and the Company receives a commission on the sale of that business.

The Company has entered into a third-party vendor agreement with American Funds Distributors, Inc. (“AFD”) to market their retail mutual funds. In addition to retail mutual funds accounts, the Company’s agents can also offer a 529 college savings program and Coverdell Education Savings Accounts through this marketing alliance. The Company has also expanded its product offerings to include fixed indexed annuities and single premium immediate annuities through additional marketing alliances. These third-party vendors underwrite these accounts or contracts and the Company receives commissions on the sales of these products.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Income Taxes
The Company is included in the consolidated federal income tax return of its parent, ALIC, and its ultimate parent, HMEC and its subsidiaries. The tax sharing agreements between the Company and HMEC, as approved by the Board of Directors of the Company, provide that tax on operating income is charged to the Company as if it were filing a separate federal income tax return. The Company is reimbursed for any losses or tax credits to the extent utilized in the consolidated return. Intercompany tax balances are settled quarterly with a subsequent final annual settlement upon filing the consolidated federal income tax return.

Federal income taxes are charged to operations based on current taxable income. Current year federal income tax expense or benefit is based on financial reporting income or loss adjusted for certain temporary differences, which are the result of dissimilar financial reporting and tax basis accounting methods. A deferred tax asset, for the tax effect of temporary differences between financial reporting and the tax basis of assets, is only reported as an admitted asset to the extent of the sum of federal income taxes paid in prior years that can be recovered through loss carrybacks from temporary differences that reverse within one year; gross deferred tax assets expected to be realized within one year but limited to 10% of adjusted surplus; and gross deferred tax liabilities. The change in net deferred income taxes is included directly in surplus.

The Company records liabilities for potential tax contingencies where it is not probable that the position will be sustainable upon audit by taxing authorities. These liabilities are reevaluated routinely and are adjusted appropriately based upon change in facts or law.

The Company classifies all interest and penalties as income tax expense.
Acquisition Expenses
The cost of acquiring new business, principally commissions, underwriting salaries, and related expenses, is charged to expense as incurred.
Non-admitted Assets
Assets prescribed by the Illinois Insurance Code and the NAIC as “non-admitted” (principally non-admitted deferred tax assets) are charged to unassigned surplus.
Use of Estimates
The preparation of statutory financial statements requires management to make estimates and assumptions that affect (1) the reported amounts of assets and liabilities, (2) disclosure of contingent assets and liabilities at the date of the financial statements, and (3) the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Correction of Immaterial Error
During 2008, the Company discovered that X-factors were incorrectly applied to the mortality tables past the end of the select period for the alternative minimum reserve calculation. As a result, the December 31, 2007 miscellaneous reserve for “Excess of valuation net premiums over corresponding gross premiums” reflected within Aggregate Life and Annuity Reserves was understated by $2,636. Liabilities and Capital and Surplus and Statutory Statements of Capital and Surplus have been adjusted in 2008 to correct this immaterial error.
Actuarial Valuation Basis Changes
Three changes in reserve valuation bases were recorded by the Company during 2008 due to refinements in the reserve calculations. The first change was related to reserves calculated using “Excess of valuation net premiums over corresponding gross premiums”. In accordance with Section 8 of the Standard Valuation Law, deficiency reserves are calculated at the contract level. The 2007 deficiency reserves on supplemental benefits were recalculated by comparing net and gross premiums at the contract level instead of on a benefit level and the resulting decrease in Aggregate Life and Annuity Reserves due to this valuation basis change was $2,343.

The Company also changed the mortality table used for the alternative minimum reserve calculation from the 2001 CSO composite mortality table to the tobacco-distinct 2001 CSO table for plans utilizing X-factors to more closely reflect the risk of the underlying business. The 2007 reserves were recalculated using the tobacco-distinct mortality table and the resulting decrease in Aggregate Life and Annuity Reserves was $1,675.

There was also a change in the valuation basis for Supplementary Contracts with Life Contingencies recorded in Aggregate Life and Annuity reserves. Historically, the Company held the greater of the calculated statutory reserve and the GAAP reserve for the reported statutory reserve on supplemental contracts with life contingencies. Due to refinements in the reserve calculations implemented during 2008, the 2007 reserves were recalculated removing the GAAP reserve constraint and the resulting decrease due to the valuation basis change was $7,419.

Liabilities and Capital and Surplus and Statutory Statements of Capital and Surplus were adjusted in 2008 to reflect these valuation basis changes.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
(2)	Investments
Net Investment Income
The components of net investment income were as follows:

	2008	2007	2006

Interest on bonds	$181,946	$173,074	$165,463
Preferred stock income	7,200	4,094	562
Interest on mortgage loans	1,426	1,475	1,521
Interest on short-term investments	1,330	2,734	1,621
Interest on contract loans	6,130	5,826	5,430
Other investment income	1,121	1,120	843

Gross investment income	199,153	188,323	175,440
Investment expenses	4,454	3,274	2,972

Net investment income	$194,699	$185,049	$172,468

The Company nonadmits investment income due and accrued if amounts are over 90 days past due. The Company had no amounts non-admitted at December 31, 2008 and 2007.
Net Realized Investment Gains (Losses) Net of Tax and Transfers to IMR
Realized investment gains (losses) which result from changes in the overall level of interest rates, excluding securities whose NAIC rating classification at the end of the holding period is different from its NAIC rating classification at the beginning of the holding period by more than one NAIC rating classification, are transferred to IMR. Realized investment gains (losses) on most fixed income securities are transferred on an after tax basis to the IMR and amortized into operations over the average remaining lives of the assets sold.

The IMR at December 31 is as follows:

	2008	2007	2006

Reserve balance, beginning of year	$30,383	$31,014	$29,675
Current year capital (losses) gains, net of tax	(2,711)	1,399	3,810
Amortization of IMR	(1,561)	(2,030)	(2,471)

Reserve balance, end of year	$26,111	$30,383	$31,014

(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Net realized investment gains (losses) reported in the statutory statements of operations net of tax and transfers to IMR were as follows:

	2008	2007	2006

Bonds	$(39,422)	$(2,336)	$9,755
Common stocks	(1,259)	—	—
Preferred stocks	(5,088)	(642)	—
Short-term	(1,074)	—	—

Net realized investment gains (losses)	(46,843)	(2,978)	9,755

Less federal income tax expense	(2,211)	413	2,180
Transferred to IMR	2,711	(1,399)	(3,810)

Net realized investment gains (losses) net of tax and transfers to IMR	$(41,921)	$(4,790)	$3,765

Net realized losses were $41,921 in 2008 compared to net realized losses of $4,790 in 2007. The net losses were realized from recording of other-than-temporary impairment charges and ongoing investment portfolio management activity. The Company recorded other-than-temporary impairment write-downs of $42,333 in 2008 compared to $8,054 in 2007. The 2008 other-than-temporary impairment losses included $36,395 of bonds, $3,605 of preferred stocks, $1,259 of common stocks and $1,074 of the Reserve Fund money market fund. The bond impairments consisted of 29 issues with loss amounts ranging from less than $1 to $7,330. These were primarily comprised of financial institution securities, high yield bonds and CDO holdings. Total losses from Lehman Brothers issues, the largest loss issuer in this category, amounted to $19,725. The preferred stock impairments consisted of 15 issues with loss amounts ranging from less than $1 to $1,234. This category was primarily comprised of financial institution securities and real estate related securities. Total losses from KBC Bank, the largest preferred stock, loss amounted to $1,234. The common stock impairments consisted of 3 issues with loss amounts ranging from less than $12 to $1,044. These securities were in the cable TV industry. Losses realized in 2008 included $1,510 from the sale of securities that had been previously impaired. A gain of $866 was recorded due to recovery from litigation proceeds for a security that was other-than-temporary impaired and totally disposed of during 2002. Gains realized in 2007 included $289 due to recovery from litigation proceeds for a security that was other-than-temporary impaired and totally disposed of during 2002. In each of the periods, the other-than-temporary impaired securities were marked to fair value, and the write-downs were recorded as realized investment losses in the statutory statements of operations.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Change in Net Unrealized Capital Gains (Losses)
Common stocks are carried at fair value. The resulting unrealized capital gains or losses are reflected as credits or charges directly to unassigned surplus. The unrealized capital gains also include the impact of deferred tax assets. This amount was $(151) and $(341) at December 31, 2008 and 2007, respectively.

	2008	2007

Net unrealized capital gains (losses):
Beginning	$635	$—
End of year	280	635

Change in net unrealized capital gains (losses)	$355	$(635)

Bonds and Preferred Stock
At December 31, 2008 and 2007, the fair value and gross unrealized capital losses of investments in bonds and preferred stock segregated between securities having an unrealized loss for less than 12 months and securities having an unrealized capital loss for 12 months or longer were as follows:

	Less than 12 months		12 months or longer		Total
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
As of December 31, 2008
U.S. government and agency obligations:
Mortgage-backed securities	$37,982	$212	$6,542	$135	$44,524	$347
Other	2,317	83	—	—	2,317	83
Municipal bonds	27,717	2,878	—	—	27,717	2,878
Foreign government bonds	2,835	156	—	—	2,835	156
Corporate bonds	696,952	99,272	385,511	79,954	1,082,463	179,226
Other mortgage-backed securities	163,818	58,806	69,453	70,006	233,271	128,812
Preferred stocks	25,921	9,090	30,458	22,610	56,379	31,700

Totals	$957,542	$170,497	$491,964	$172,705	$1,449,506	$343,202

	Less than 12 months		12 months or longer		Total
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
As of December 31, 2007
U.S. government and agency obligations:
Mortgage-backed securities	$72,311	$185	$370,965	$5,195	$443,276	$5,380
Other	64,423	40	22,830	77	87,253	117
Municipal bonds	—	—	14,463	537	14,463	537
Foreign government bonds	—	—	3,911	35	3,911	35
Corporate bonds	328,863	10,555	480,593	15,567	809,456	26,122
Other mortgage-backed securities	142,569	9,013	44,742	1,385	187,311	10,398
Preferred stocks	60,424	7,989	4,139	346	64,563	8,335

Totals	$668,590	$27,782	$941,643	$23,142	$1,610,233	$50,924

(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
At December 31, 2008, the gross unrealized capital loss position in the investment portfolio was $343,202 (681 positions and less than 12% of the investment portfolio’s fair value). Securities with an investment grade rating represented 93% of the gross unrealized capital losses. The largest single unrealized capital loss was $6,262 on a Teck Cominco Limited preferred stock. The portfolio included 282 securities that have been in an unrealized capital loss position for greater than 12 months, totaling $172,705 (of which $22,202 was from securities purchased in 2003 when interest rates were at record lows). The Company views the decrease in value of all of the securities with unrealized capital losses at December 31, 2008 as temporary, expects recovery in fair value, anticipates continued payments under the terms of the securities, and does not intend to sell the investments before recovery of the cost of the investment. Therefore, no impairment of these securities was recorded at December 31, 2008.

At December 31, 2008 and 2007, 1.7% and 2.3% of the total bond portfolio (at amortized cost) consisted of private placement bonds, respectively. The fair value of private placement bonds is estimated based upon factors including credit quality, interest rates and maturity dates.

The carrying value and NAIC fair value of investments in bonds, preferred and common stocks as of December 31, 2008 and 2007 are as follows:

		Gross	Gross	NAIC
	Carrying	Unrealized	Unrealized	Fair
December 31, 2008	Value	Gains	Losses	Value

U.S. government and agency obligations:
Mortgage-backed securities	$795,553	$19,659	$(347)	$814,865
Other	120,455	4,172	(83)	124,544
Municipal bonds	49,483	1,455	(2,878)	48,060
Foreign government bonds	13,188	716	(156)	13,748
Corporate securities	1,621,564	19,503	(179,226)	1,461,841
Other mortgage-backed securities	465,929	9,130	(128,812)	346,247
Preferred stocks	105,579	450	(31,700)	74,329
Common stocks	14,572	—	—	14,572

Total	$3,186,323	$55,085	$(343,202)	$2,898,206

(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

		Gross	Gross	NAIC
	Carrying	Unrealized	Unrealized	Fair
December 31, 2007	Value	Gains	Losses	Value

U.S. government and agency obligations:
Mortgage-backed securities	$868,124	$5,874	$(5,380)	$868,618
Other	228,777	2,308	(117)	230,968
Municipal bonds	25,519	883	(537)	25,865
Foreign government bonds	13,229	1,465	(35)	14,659
Corporate securities	1,662,542	29,093	(26,122)	1,665,513
Other mortgage-backed securities	268,285	2,690	(10,398)	260,577
Preferred stocks	94,082	555	(8,335)	86,302
Common stocks	2,379	—	—	2,379

Total	$3,162,937	$42,868	$(50,924)	$3,154,881

U.S. government and agency obligations include securities issued by Federal National Mortgage Association of $452,740 and $676,009; Federal Home Loan Mortgage Association of $419,126 and $366,217; Government National Mortgage Association of $32,263 and $27,327; and Other Government of $11,879 and $27,348 as of December 31, 2008 and 2007, respectively.

Bonds by NAIC class at December 31 are as follows:

	2008		2007
		NAIC		NAIC
	Statement	Fair	Statement	Fair
	Value	Value	Value	Value

Class 1	$2,220,063	$2,091,967	$2,268,131	$2,264,624
Class 2	740,709	635,158	677,409	683,452
Class 3	51,085	39,917	40,447	39,521
Class 4	50,007	38,142	78,958	76,872
Class 5	2,689	2,455	1,530	1,561
Class 6	1,619	1,666	1	170

Total by class	$3,066,172	$2,809,305	$3,066,476	$3,066,200

At December 31, 2008, .65% of the Company’s investment portfolio was invested in collateralized mortgage obligations (CMOs) excluding mortgage obligations of United States governmental agencies. The average credit quality rating of the Company’s investment in CMOs was AAA and NAIC 1 -the highest ratings. The fair value of CMOs at December 31, 2008 was $156,621 compared to a $156,657 carrying value. The average duration of the Company’s investment in CMOs was 5.2 years at December 31, 2008.

The carrying value and NAIC fair value of bonds by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

		NAIC
	Carrying	Fair
December 31, 2008	Value	Value

Due in one year or less	$245,374	$224,818
Due after one year through five years	903,396	827,714
Due after five years through ten years	921,765	844,545
Due after ten years through twenty years	310,480	284,470
Due after twenty years	685,157	627,758

Total bonds	$3,066,172	$2,809,305

Proceeds from the sale of investments in bonds and stocks during 2008, 2007 and 2006 were $485,953, $639,498 and $484,288, respectively. Gross gains of $8,203, $10,738 and $9,592 and gross losses of $13,961, $8,470 and $4,847 were realized on those sales for 2008, 2007 and 2006, respectively.
Deposits
Included in bonds is the carrying value of securities on deposit with governmental authorities, as required by law, as of December 31 were as follows:

	2008	2007

Held for all policyholders	$1,674	$1,672
Held for policyholders in certain states	1,104	971

Total deposits	$2,778	$2,643

Securities Lending
The Company loans fixed income securities to third parties, primarily major brokerage firms. Beginning in the third quarter of 2007, the Company reduced the amount of fixed income securities that it loans compared to the previous levels and at December 31, 2008 the Company’s securities lending program is suspended. As of December 31, 2008 and 2007, fixed maturities with a fair value of $0 and $74,599, respectively, were on loan. The Company maintains effective control over the loaned securities and therefore reports them as bonds in the statutory statements of admitted assets, liabilities and capital and surplus. Securities lending collateral is classified as short-term investments with a corresponding liability in the Company’s statutory statements of admitted assets, liabilities and capital and surplus. Acceptable collateral for this program is U.S. Government securities, U.S. Government Agency securities and cash. The collateral is not restricted. The initial collateral received is 102% of the fair value of the loan, and the collateral is maintaining at 102% of the fair value of the loan. The separate account of the Company does not participate in any securities lending program.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Investments in Entities Exceeding 10% of Capital and Surplus
The names of entities (other than the U.S. Government and government agencies and authorities) in which the total amount invested exceeds 10% of total capital and surplus at December 31, 2008 is as follows:

	Standard & Poors	Carrying
Bonds:	rating	value

AT&T	A	$31,089

(3)	Reserves

The composition of aggregate reserves for life policies, annuity contracts, and supplementary contracts with life contingencies at December 31 was as follows:

	Aggregate reserves		Mortality	Interest
	2008	2007	table	rates

Life	$770,233	$737,860	1980 CSO	4.0-6.0%
	1,425	1,379	1958 CET	2.5-4.5
	150,015	153,180	1958 CSO	2.5-4.5
	71,793	66,173	Various	2.5-5.5
	6,823	7,103	1941 CSO	2.5-3.0

Annuity	1,383,121	1,313,072	1971 IAM	3.0-5.5
	68,780	70,676	a-1949	3.0-5.5
	1,130	1,152	1937 SAT	3.0
	558	80	Various	3.0
	415,896	339,309	a-2000	1.5-3.5
	150,008	143,547	1983a	3.0-4.5

Supplementary contract with life contingencies	41,462	46,500	1983a	6.25-11.0
	62,983	65,779	a-2000	5.25-7.0
	1,481	1,775	1971 IAM	4.5-11.25
	253	362	1937 SAT	3.5

Total	$3,125,961	$2,947,947

(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Analysis of Annuity Reserves and Deposit Liabilities by Withdrawal Characteristics

	2008		2007
		% of		% of
	Amount	Total	Amount	Total

Subject to discretionary withdrawal

With fair value adjustment	$38,152	1%	$41,388	1%
At book value less current surrender charge of 5% or more	1,178,589	37%	1,108,014	30%
At fair value	954,618	30%	1,546,783	43%

Total with adjustment or at fair value	2,171,359		2,696,185

At book value without adjustment (minimal or no charge or adjustment)	929,930	29%	855,037	23%
Not subject to discretionary withdrawal	106,179	3%	114,415	3%

Total (gross)	3,207,468	100%	3,665,637	100%

Reinsurance ceded	39		—

Total (net)*	$3,207,429		$3,665,637

*	Reconciliation of total annuity actuarial reserves and deposit fund liabilities.

	2008	2007

Life & Accident & Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)	$2,019,493	$1,867,836
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)	106,179	114,415
Exhibit 7, Deposit-Type Contracts, Line 14, Column 1	127,139	136,603

Subtotal	2,252,811	2,118,854

Separate Accounts Annual Statement:

Exhibit 3, Line 0299999, Column 2	952,235	1,543,399
Exhibit 3, Line 0399999, Column 2	2,383	3,384

Subtotal	954,618	1,546,783

Combined Total	$3,207,429	$3,665,637

(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Policy reserves for losses for accident and health contracts are estimated by the Company’s valuation actuary using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates specified by regulatory authorities for disability income business.
Aggregate reserves for accident and health policies include the present value of amounts not yet due on existing claims and unearned premiums at December 31 as follows:

	Aggregate reserves
	2008	2007

Present value of amounts not yet due on claims (3% interest rate)	$5,911	$6,222
Additional contract reserves	222	280
Unearned premiums and other	162	168

Aggregate accident and health reserves	$6,295	$6,670

The Company discounts the liabilities for certain cancelable disability insurance business. The liabilities included $5,495 and $5,611 of such discounted reserves at December 31, 2008 and 2007, respectively. The aggregate amount of discount at December 31, 2008 and 2007 were $1,029 and $1,063, respectively.
Unpaid Benefits
Unpaid benefits consists of case basis reserves and estimates of losses incurred but not reported. Estimates for losses incurred but not reported are based on prior experience modified for current trends.
Accident and health claim reserves and liabilities include the following:

	2008	2007

Aggregate reserves for accident and health	$6,295	$6,670
Unpaid benefits for accident and health	273	243
Less: Additional contract reserves	(222)	(280)
Unearned premiums and other	(162)	(168)

Accident and health claim reserves and liabilities	$6,184	$6,465

(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
The following table sets forth an analysis of accident and health claim reserves and liabilities and provides a reconciliation of beginning and ending reserves for the periods indicated.

	2008	2007	2006

Net balance at January 1	$6,465	$7,304	$7,875

Incurred related to:
Current year	1,989	2,207	2,142
Prior years	69	(642)	(203)

Total incurred	2,058	1,565	1,939

Paid related to:
Current year	679	798	670
Prior years	1,660	1,606	1,840

Total paid	2,339	2,404	2,510

Net balance at December 31	$6,184	$6,465	$7,304

As a result of changes in estimates of claims incurred in prior years, the accident and health claims and claim adjustment expenses incurred increased by $69 and decreased by $642 in 2008 and 2007, respectively. These changes in estimates are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims and claim and loss adjustment expenses.
(4)	Related Party Transactions
The Company has common management and shares office facilities with HMEC and other affiliates and is a party to several intercompany service agreements. Under these agreements, the Company paid $83,748, $107,316, and $99,130 for management, administrative, data processing, commissions and agency services, utilization of personnel, and investment advisory services in 2008, 2007 and 2006, respectively. The Company holds a mortgage loan on the home office property from HMSC in the amount of $13,374 and $13,625 as of December 31, 2008 and 2007, respectively.
The Company had net balances receivable from affiliates of $11,447 and net payable to affiliates of $488 at December 31, 2008 and 2007, respectively.
ALIC reinsures all of the Company’s life insurance business in the state of Arizona. Effective January 1, 2001, ALIC also assumed a small block of Florida whole life business from the Company (see note 8).
The Company has no common stock investments in any upstream companies or affiliates.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
(5)	Federal Income Taxes
Federal income tax expense (benefit) for the years ended December 31, 2008, 2007 and 2006, consist of the following major components:

	2008	2007	2006

Current income tax expense from operations	$6,630	$11,361	$5,873
Prior year over accrual of tax reserves	(2,232)	(785)	(1,385)
Resolution of contingent tax liabilities	(2,697)	—	—

Federal income tax expense from operations	1,701	10,576	4,488

Tax expense (benefit) from net realized capital (losses) gains	(2,211)	413	2,179

Federal income tax (benefit) expense	$(510)	$10,989	$6,667

The components of the net admitted deferred tax assets (DTAs) and deferred tax liabilities (DTLs) as of December 31, 2008 and 2007 are as follows:

	2008	2007	Change

Total of all DTAs (admitted and nonadmitted)	$60,079	$54,433	$5,646
Total of all DTLs	20,326	20,340	(14)

Net DTAs	39,753	34,093	5,660
Total DTAs non-admitted	35,817	30,003	5,814

Net admitted DTAs	$3,936	$4,090	$(154)

The change in deferred income taxes reported in surplus before consideration of nonadmitted assets is comprised of the following components:

	2008	2007	Change

Net DTA	$39,753	$34,093	$5,660
Net tax effect of unrealized gains and losses	150	341	(191)

Net tax effect without unrealized gains and losses	$39,603	$33,752	$5,851

(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
The net DTAs at December 31, 2008 and 2007, is included in deferred tax assets on the accompanying statutory statements of admitted assets, liabilities, capital and surplus. There are no temporary differences for which DTLs have not been recognized.
DTAs resulting from book/tax differences in:

	2008	2007

Benefit reserves	$28,885	$35,645
Deferred acquisition costs	10,148	10,323
Impairments	15,666	1,939
Unrealized losses	150	341
Operating expense accruals	4,799	6,185
Capital loss carryforward	431	—

Total DTAs	$60,079	$54,433

Total DTAs non-admitted	$35,817	$30,003

Admitted DTAs	$24,262	$24,430

DTLs resulting from book/tax differences in:

	2008	2007

Bonds	$2,313	$1,359
Premiums deferred and uncollected	16,427	16,400
Policy benefits	1,302	2,250
Other	284	331

Total DTLs	$20,326	$20,340

Net admitted DTAs	$3,936	$4,090

(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
The Company’s income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate of 35% to income (loss) before income taxes as follows:

	2008	2007	2006

Current income tax (benefit) expense incurred	$(510)	$10,989	$6,667
Change in deferred income tax (without tax on unrealized gains and losses)	(5,851)	1,225	357

Total income tax (benefit) expense reported	(6,361)	12,214	7,024

Income (loss) before taxes	(13,964)	38,458	38,893

Expected income tax expense (benefit) at 35% statutory rate	(4,887)	13,460	13,613

Increase (decrease) in actual tax reported resulting from:
Dividends received deduction	(1,179)	(981)	(1,542)
Nondeductible expense for meals, penalties and lobbying	112	118	91
Tax adjustment for IMR	(546)	(729)	(865)
Deferred tax benefit on non-admitted assets	12	134	59
Prior year surplus reserve adjustment	222	—	(4,149)
Resolution of contingent tax liabilities	(2,697)	—	—
Provision to return	(208)	(47)	(197)
Reserve basis change	3,101	—	—
Other	(291)	259	14

Total income tax (benefit) expense	$(6,361)	$12,214	$7,024

As of December 31, 2008, the Company had no unused net operating loss carryforwards. The Company has available capital loss carryforwards of $1,232 to offset future taxable capital gains.
The amount of federal income taxes incurred that are available for recoupment in the event of future net losses are $6,117, $8,821 and $6,533 for 2008, 2007, and 2006 respectively.
As of December 31, 2008, the Company had no deposits reported as admitted assets under Section 6603 of the Internal Revenue Code.
At December 31, 2008, the Company had federal income tax returns for the 2005 through 2007 tax years still open and subject to examination by all major tax authorities. The Internal Revenue Service (IRS) completed its examination of tax years 2002, 2004, 2005 and 2006. As a result, the Company recorded a reduction in its liability for uncertain tax positions including interest of $2,993.
The Company records liabilities for potential tax contingencies where it is not probable that the position will be sustainable upon audit by taxing authorities. These liabilities are reevaluated routinely and are adjusted appropriately based upon change in facts or law. The Company has no unrecorded tax contingencies.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
A reconciliation of the beginning and ending amount of tax contingencies is as follows:

	2008	2007

Balance as of the beginning of the year	$3,089	$2,643
Additions based on tax contingencies related to the current year	505	420
Additions for tax contingencies for prior years	—	26
Settlements	(2,697)	—

Balance as of the end of the year	$897	$3,089

All of the liability for tax contingencies would affect income tax incurred if not realized. There are no contingencies for which it is reasonably possible the total tax contingency will significantly increase or decrease within the next 12 months.

The Company classifies all interest and penalties as income tax expense. The 2008 expense for interest and penalties was $12 ($8 net of tax benefit); for 2007, this amount was $396 ($258 net of tax); for 2006, this amount was $93 ($61 net of tax). The Company has recorded $160 and $543 in gross liabilities for tax related interest and penalties on its Statutory Statement of Admitted Assets, Liabilities and Capital and Surplus at December 31, 2008 and 2007, respectively.

(6)	Restrictions of Surplus

The amount of dividends which can be paid by Illinois insurance companies without prior approval of the State Insurance Commissioner is subject to restrictions relating to profitability and statutory surplus. Dividends which may be paid to the Parent Company during 2009 without prior approval are approximately $27,000. Ordinary dividends of $24,000, $0 and $0 were paid in 2008, 2007 and 2006, respectively.

(7)	Fair Value of Financial Instruments

The Company’s financial assets and financial liabilities carried at fair value have been classified, for disclosure purposes, in accordance with Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. SFAS No. 157 also establishes a fair value hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities. Level 1 assets and liabilities include debt and equity securities (both common stocks and preferred stocks) that are traded in an active exchange market, as well as U.S. Treasury securities.

Level 2	Unadjusted observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for the assets or liabilities. Level 2 assets and liabilities include debt securities with quoted prices that are traded less frequently than exchange-traded instruments. This category generally includes certain U.S. Government and agency mortgage-backed debt securities, non-agency structured securities, corporate debt securities, preferred stocks, and separate account assets.

Level 3	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation. This category generally includes certain private debt and equity investments.
As required by SFAS No. 157, when the inputs used to measure fair value fall within different levels of the hierarchy, the level within which fair value measurement is categorized is based on the lowest level input that is significant to the fair value measurement in its entirety. As a result, a Level 3 fair value measurement may include inputs that are observable (Level 1 or Level 2) and unobservable (Level 3). Net transfers in (out) of Level 3 are reported as having occurred at the end of the reporting period in which the transfers were determined.
The following discussion describes the valuation methodologies used for financial assets measured at fair value. For fixed maturities, equity securities, and short-term and other investments, fair value equals quoted market value, if available. If a quoted market price is not available, fair value is estimated using quoted market prices for similar securities, adjusted for differences between the quoted securities and the securities being valued. The fair value of mortgage loans is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and the same remaining maturities. The fair value of contract loans is based on estimates using discounted cash flow analysis and current interest rates being offered for new loans.
The fair values of annuity contract liabilities and policyholder account balances on interest-sensitive life contracts are equal to the discounted estimated future cash flows (using the Company’s current interest rates earned on its investments) including an adjustment for risk that the timing or amount of cash flows will vary from management’s estimate.
Policyholder funds on deposit are supplementary contract reserves and dividend accumulations which represent deposits that do not have defined maturities. The carrying value of these funds is used as a reasonable estimate of fair value.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
The following table presents the Company’s fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis as of December 31, 2008 and other assets and liabilities not carried at fair value but for which the disclosure is meaningful. In addition, the table includes the carrying amounts and fair values of financial instruments at December 31, 2007.

			Fair Value Measurements at
	Carrying	Fair	Reporting Date Using (1)
	Amount	Value	Level 1	Level 2	Level 3
December 31, 2008
Financial Assets
Investments
Fixed maturities (3)	$3,134,911	$2,868,159	$33,196	$2,804,933	$30,030
Equity securities (4)	67,841	50,957	37,899	13,059	—
Short-term and other investments (2)(5)	260,139	263,922	136,766	748	—

Total investments	3,462,891	3,183,038	207,861	2,818,740	30,030

Separate Account (variable annuity) assets	965,217	965,217	—	965,217	—

Financial Liabilities
Policyholder account balances on interest- sensitive life contracts	80,250	70,580
Annuity contract liabilities	2,125,672	1,877,400
Other policyholder funds	127,854	127,854

Separate Account liability	965,217	965,217

December 31, 2007
Financial Assets
Investments
Fixed maturities (3)	$3,125,000	$3,123,375
Equity securities (4)	54,365	50,559
Short-term and other investments (2)(5)	147,757	150,762
Short-term investments, loaned securities collateral	76,848	76,711

Total investments	3,403,970	3,401,407

Separate Account (variable annuity) assets	$1,562,210	$1,562,210

Financial Liabilities
Policyholder account balances on interest- sensitive life contracts	80,751	73,848
Annuity contract liabilities	1,982,252	1,768,074
Other policyholder funds	137,263	137,263

Separate Account liability	1,562,210	1,562,210

(1)	At December 31, 2008, this information is not required for financial liabilities or for periods prior to the adoption of SFAS No. 157.

(2)	Fair value of “Short-term and other investments” includes investments for which inputs to fair value measurements are not required. Inputs to fair value measurements are provided only for those investments carried at fair value.

(3)	Fixed maturities include bonds, preferred stocks with sinking funds, and surplus debentures (other assets).

(4)	Equities include preferred stocks without sinking funds and common stocks.

(5)	Short-term and other investments include mortgage loans, contract loans, and short-term investments.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
The following table presents a reconciliation for all Level 3 assets measured at fair value on a recurring basis for the period January 1, 2008 to December 31, 2008.

	Level 3 Assets
	Fixed	Equity
	Maturities	Securities	Total
Financial Assets
Beginning balance, January 1, 2008	$657	$—	$657
Total net gains (losses) (unrealized)	2	—	2
Paydowns and maturities	(596)	—	(596)
Purchases, sales, issuances and settlements	—	—	—
Transfers in (out) of Level 3	29,967	—	29,967

Ending balance, December 31, 2008	$30,030	$—	$30,030

(8)	Differences Between U.S. Generally Accepted Accounting Principles and Statutory Accounting Practices

Statutory accounting practices differ in some respects from U.S. generally accepted accounting principles (GAAP). The most significant differences between statutory accounting practices and GAAP are highlighted by the following descriptions of the GAAP treatment:
(a)	Aggregate reserves for future life benefits are computed on the net level premium method using estimates of future investment yield, mortality, and withdrawal.

(b)	Aggregate reserve for annuity contracts are carried at accumulated policyholder values without reduction for potential surrender or withdrawal charges.

(c)	Annuity considerations and other fund deposits are reflected as deposits rather than revenue.

(d)	Acquisition costs are deferred and amortized in proportion to anticipated premiums over the terms of the insurance policies for individual life contracts and amortized over 20 years in proportion to estimated gross profits for interest-sensitive life and investment (annuity) contracts.

(e)	Non-admitted assets are restored to the balance sheet less applicable allowance accounts.

(f)	Asset valuation and interest maintenance reserves are not provided.

(g)	The assets and liabilities are revalued as of the date of acquisition of HMEC and its subsidiaries in August, 1989.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
(h)	Realized investment gains (losses) resulting from changes in interest rates are recognized in operations when the related security is sold.

(i)	Reinsurance ceded credits are recognized as assets in GAAP basis financial statements.

(j)	Fixed maturity investments (bonds) categorized as available for sale. Such investments are carried at fair value with changes in fair value charged or credited to shareholder’s equity, net of deferred income taxes and the amortization of capitalized acquisition costs.

(k)	The statement of cash flows is presented in a format as prescribed by Statement of Financial Accounting Standards No. 95.

(l)	A statement of comprehensive income (loss) is required.

(m)	The realization of DTAs under GAAP is evaluated utilizing a “more likely than not” standard. A valuation allowance is established for DTAs deemed not realizable using this standard. Changes in the balances of DTAs and DTLs result in increases or decreases of operations under GAAP.

(n)	Deferred premium assets are not provided.

(o)	Tax liabilities are recorded only if it is more likely than not the position will not be sustainable upon audit by taxing authorities.

(p)	Policy and contract fees are recognized through the statements of operations when due. Under GAAP, these amounts are reported as unearned revenue and are recognized in income over the period in which the services are provided.
The aggregate effect of the foregoing differences has not been determined separately for the Company.

(9)	Reinsurance

The Company cedes reinsurance primarily to limit losses from large exposures and to permit recovery of a portion of direct losses; however, such a transfer does not relieve the Company of its primary obligation to the policyholders.

Information with respect to reinsurance ceded and assumed by the Company is set forth below.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

	2008	2007	2006

Direct life insurance premiums	$101,789	$101,435	$102,978
Life insurance premiums ceded:
To ALIC	1,531	1,518	1,558
Other	3,222	3,160	3,256

Net life insurance premiums as reported	97,036	96,757	98,164

Life insurance reserves ceded:
To ALIC	13,362	12,751	12,070
To other companies	4,196	4,591	4,434
Accident and health premiums ceded:
To other companies	1,856	2,043	2,112
Amounts recoverable from reinsurers on paid losses	238	440	754
The maximum amount of direct individual ordinary insurance retained on any standard life is $200 and a maximum of $100 or $125 is retained on each group life policy depending on the type of coverage. Amounts in excess of the retained portion are ceded on a yearly renewable term basis of reinsurance. The Company also maintains a life catastrophe reinsurance program. The Company reinsures 100% of the catastrophe risk in excess of $1,000 up to $15,000 per occurrence, with one reinstatement. The Company’s catastrophe risk reinsurance program covers acts of terrorism and includes nuclear, biological and chemical explosions but excludes other acts of war.

The Company has a quota share reinsurance agreement with Hartford Life and Accident Insurance Company and cedes 50% of the Company’s disability income policies.

(10)	Pension Plans and Other Postretirement Benefits

The Company is a member of the Horace Mann group of insurance companies. All the Company’s personnel are employees of HMSC. Salaries, pension and related benefits are allocated to the Company for these services.
Pension Plans
HMSC has the following retirement plans: a defined contribution plan; a 401(k) plan; a defined benefit plan for employees hired on or before December 31, 1998; and certain employees participate in a supplemental defined benefit plan or a supplemental defined contribution plan or both.

After completing the first year of employment, all employees of HMSC participate in the defined contribution plan. Under the defined contribution plan, HMSC makes contributions to each participant’s account based on eligible compensation and years of service. Through December 31, 2006, participants were 100% vested in this plan after 5 years of service. Effective January 1, 2007, participants are 100% vested in this plan after 3 years of service.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
All employees of HMSC participate in a 401(k) plan. HMSC contributes 3% of eligible compensation to each employee’s account, which is 100% vested at the time of the contribution. In addition, employees may voluntarily contribute up to 20% of their eligible compensation into their account.

Effective April 1, 2002, participants stopped accruing benefits under the defined benefit and supplemental defined benefit plans but continue to retain the benefits they had accrued to date. Amounts earned under the defined benefit and supplemental defined benefit plans have been based on years of service and the highest 36 consecutive months of earnings while under the plan (through March 31, 2002). Participants were 100% vested in these defined benefit plans effective April 1, 2007.

HMSC’s policy with respect to funding the defined benefit plan is to contribute to the plan trust amounts which are actuarially determined to provide the plan with sufficient assets to meet future benefit payments consistent with the funding requirements of federal laws and regulations. For the defined contribution, 401(k) and defined benefit plans, investments have been set aside in separate trust funds; whereas the supplemental retirement plans are unfunded non-qualified plans.

Employees whose compensation exceeds the limits covered under the qualified plans participate in an unfunded, non-qualified defined contribution plan. HMSC accrues an amount for each participant based on their compensation, years of service and account balance. Participants are 100% vested in this plan after 5 years of service.

The Company has no obligations to current or former employees for benefits after their employment but before their retirement.

Total pension expense allocated to the Company was $4,777, $4,811, and $5,609 for 2008, 2007 and 2006, respectively.
Postemployment Benefits
In addition to providing pension benefits, HMSC also provides certain health care and life insurance benefits to retired employees and eligible dependents. Effective January 1, 2004, only employees who were at least age 50 with a minimum of 15 years of service in 2004 were eligible to continue in this program. Postretirement benefits other than pensions of active and retired employees were accrued as expense over the employees’ service years. The allocated cost of these benefits totaled $(1,044), $(1,773), and $(495) for the years ended December 31, 2008, 2007 and 2006, respectively.

Effective January 1, 2007, HMSC eliminated the previous health care benefits for individuals 65 years of age and over and established a Health Reimbursement Account (HRA) for each eligible participant. Also, the new plan does not provide life insurance benefits to individuals who retired after December 31, 1993.

(11)	Lawsuits and Legal Proceedings

There are various lawsuits and legal proceedings against the Company. Management and legal counsel are of the opinion that the ultimate disposition of such litigation will have no material adverse effect on the Company’s financial position or results of operation.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
The Company is subject to guaranty fund and other assessments by the states in which it writes business. Guaranty fund assessments are accrued at the time of insolvencies. Other assessments are accrued either at the time of assessment or in the case of loss based assessments, at the time the losses are incurred.
Extra Contractual Obligations
The Company paid claims-related extra contractual obligations and bad faith losses of $201, $275, and $226 during 2008, 2007, and 2006 respectively. The number of claims paid to settle claims-related extra contractual obligations or bad faith losses resulting from lawsuits was between 51-100 in 2008, 2007, and 2006 respectively.

(12)	Risk-Based Capital

The insurance departments of various states, including the Company’s domiciliary state of Illinois impose risk-based capital (RBC) requirements on insurance enterprises. The RBC calculation serves as a benchmark for the regulation of insurance companies by state insurance regulators. The requirements apply various weighted factors to financial balances or activity levels based on their perceived degree of risk.

The RBC guidelines define specific capital levels where regulatory intervention is required based on the ratio of a company’s actual total adjusted capital (sum of capital and surplus and AVR) to control levels determined by the RBC formula. At December 31, 2008, the Company’s actual total adjusted capital was $270,525 and the authorized control level risk-based capital was $27,063.

(13)	Risk Disclosures

The Company’s business involves various risks and uncertainties which are based on general business and insurance industry environments. The following are some of the risk factors that could affect the Company:

Investment Risks

The Company’s fixed income portfolio is subject to a number of risks including:
•	market value risk, which is the risk that invested assets will decrease in value due to a change in the yields realized on assets and prevailing market yields for similar assets, an unfavorable change in the liquidity of the investment or an unfavorable change in the financial prospects or a downgrade in the credit rating of the issuer of the investment;

•	credit risk, which is the risk that the value of certain investments becomes impaired due to deterioration in financial condition of one or more issuers of those instruments or the deterioration in performance or credit quality of the underlying collateral of certain structured securities and, ultimately, the risk of permanent loss in the event of default by an issuer or underlying credit;

•	market fundamentals risk, which is the risk that there are changes in the market that can have an unfavorable impact on securities valuation such as availability of credit in the capital markets, re-pricing of credit risk, reduced market liquidity, and increased market volatility;

•	reinvestment risk, which is the risk that interest rates will decline and funds reinvested will earn less than expected;
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
•	concentration risk, which is the risk that the portfolio may be too heavily concentrated in the securities of one or more issuers, sectors or industries, which could result in a significant decrease in the value of the portfolio in the event of deterioration in the financial condition of those issuers or the market value of their securities;
•	liquidity risk, which is the risk that liabilities are surrendered or mature sooner than anticipated requiring the Company to sell assets at an undesirable time to provide for policyholder surrenders, withdrawals or claims; and
•	regulatory risk, which is the risk that regulatory bodies or governments, in the U.S. or in other countries, may make substantial investments or take significant ownership positions in, or ultimately nationalize, financial institutions or other issuers of securities held in the Company’s investment portfolio, which could adversely impact the seniority or contractual terms of the securities.
Interest Rate Risk
Significant changes in interest rates expose the Company to the risk of not earning income or experiencing losses based on the differences between the interest rates earned on investments and the credited interest rates paid on outstanding fixed annuity and interest-sensitive life contracts. Significant changes in interest rates may affect:
•	the unrealized gains and losses in the investment portfolio

•	the book yield of the investment portfolio; and

•	the ability of the Company to maintain appropriate interest rate spreads over the fixed rates guaranteed in their life and annuity products.
Credit Risk
Third parties that owe money, securities or other assets to the Company may not pay or perform their obligations. These parties may include the issuers of securities, customers, reinsurers, and other financial intermediaries
Ratings Risk
Claims-paying ratings and financial strength ratings have become an increasingly important factor in establishing the competitive position of insurance companies. Each rating agency reviews its ratings periodically and from time to time may modify its rating criteria including, among other factors, its expectations regarding capital adequacy, profitability and revenue growth. A downgrade in the ratings or adverse change in the ratings outlook of the Company could result in a substantial loss of business.
Legal/Regulatory Risk
The Company is subject to extensive regulation and supervision designed to protect the interests of policyholders. The ability to comply with laws and regulations, at a reasonable cost, and to obtain necessary regulatory action in a timely manner, is and will continue to be critical. Legal/regulatory risk also includes risks related to market conduct and appropriate product sales to policyholders.

HORACE MANN LIFE INSURANCE COMPANY
SUMMARY OF INVESTMENTS — OTHER THAN INVESTMENTS IN RELATED PARTIES — SCHEDULE I
DECEMBER 31, 2008
(AMOUNTS IN THOUSANDS)

			Amount
			shown in
		NAIC	Balance
Type of investments	Cost(1)	Fair Value	Sheet

Debt securities:
Bonds:
U.S. Government and government agencies and authorities	$916,008	$939,409	$916,008
State, municipalities and political subdivisions	49,483	48,061	49,483
Foreign government bonds	13,188	13,748	13,188
Public utilities	252,308	238,406	252,308
Other corporate bonds	1,835,185	1,569,681	1,835,185

Total debt securities	$3,066,172	$2,809,305	$3,066,172

Equity securities:

Preferred stocks:
Industrial and miscellaneous	105,579	—	105,579
Common stocks	14,572	—	14,572

Total equity securities	$120,151	$—	$120,151

Mortgage loans on real estate	16,142	XXX	16,142
Real estate	—	XXX	—
Contract loans	106,481	XXX	106,481
Short-term investments	137,516	XXX	137,516
Receivable for securities	—	XXX	—
Other investments	16,429	XXX	16,429

Total investments	$3,462,891	XXX	$3,462,891

(1)	Debt securities are carried at amortized cost or investment values prescribed by the National Association of Insurance Commissioners.

(2)	Real estate acquired in satisfaction of indebtedness is $0.

(3)	Differences between cost and amounts shown in the balance sheet for investments, other than equity securities, represent non-admitted investments.
See accompanying report of independent auditors’ report.

HORACE MANN LIFE INSURANCE COMPANY
SUPPLEMENTARY INSURANCE INFORMATION — SCHEDULE III & VI
For the years ended December 31, 2008, 2007 and 2006
(Amounts in thousands)

	As of December 31,				For the years ended December 31,
		Future policy			Premium revenue			Amortization
	Deferred	benefits		Other policy	and annuity,		Benefits,	of deferred
	policy	losses, claims		claims and	pension and	Net	claims, losses	policy	Other
	acquisition	and loss	Unearned	benefits	other contract	investment	and settlement	acquisition	operating	Premiums
Segment	cost(1)	expenses(3)	premiums(3)	payable	considerations	income	expenses	costs(1)	expenses	written(2)
2008:
Life		$1,007,395		$3,272	$97,036	$57,947	$102,026		$37,322
Annuity		2,025,288		—	311,747	121,028	398,377		43,700
Supplementary Contracts		106,399		124,529	6,753	15,131	17,685		2,208
Accident and Health		6,568		53	3,911	593	1,994		2,702

Total		$3,145,650		$127,854	$419,447	$194,699	$520,082		$85,932

2007:
Life		$970,767		$3,368	$96,757	$55,284	$96,388		$39,038
Annuity		1,871,643		—	337,148	111,181	411,731		45,352
Supplementary Contracts		114,444		133,863	9,044	17,696	21,215		2,425
Accident and Health		6,912		32	4,105	888	1,492		2,661

Total		$2,963,766		$137,263	$447,054	$185,049	$530,826		$89,476

2006:
Life		$938,754		$3,461	$98,164	$51,617	$95,438		$42,100
Annuity		1,804,470		—	325,691	102,944	395,171		45,776
Supplementary Contracts		111,851		137,435	9,017	16,968	21,904		2,757
Accident and Health		7,824		62	4,219	939	1,859		3,268

Total		$2,862,899		$140,958	$437,091	$172,468	$514,372		$93,901

(1)	Does not apply to financial statements of life insurance companies which are prepared on a statutory basis.

(2)	Does not apply to life insurance.

(3)	Unearned premiums and other deposit funds are included in future policy benefits, losses, claims and loss expenses.
See accompanying report of independent auditors’ report.

HORACE MANN LIFE INSURANCE COMPANY
REINSURANCE — SCHEDULE IV
For the years ended December 31, 2008, 2007 and 2006
(Amounts in thousands)

					Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other	Net	assumed
	amount	companies	companies	amount	To net

2008: Life insurance in force	$13,671,845	$2,181,008	$—	$11,490,837	0.0%

Premiums and annuity, pension and other contract considerations:
Life insurance	$101,789	$4,753	$—	$97,036	0.0%
Annuity	311,747	—	—	311,747	0.0%
Supplementary contracts	6,753	—	—	6,753
Accident and health	5,767	1,856	—	3,911	0.0%

Total premiums	$426,056	$6,609	$—	$419,447	0.0%

2007: Life insurance in force	$13,576,538	$1,957,797	$—	$11,618,741	0.0%

Premiums and annuity, pension and other contract considerations:
Life insurance	$101,435	$4,678	$—	$96,757	0.0%
Annuity	337,148	—	—	337,148	0.0%
Supplementary contracts	9,044	—	—	9,044
Accident and health	6,148	2,043	—	4,105	0.0%

Total premiums	$453,775	$6,721	$—	$447,054	0.0%

2006: Life insurance in force	$13,400,292	$1,869,947	$—	$11,530,345	0.0%

Premiums and annuity, pension and other contract considerations:
Life insurance	$102,978	$4,814	$—	$98,164	0.0%
Annuity	325,691	—	—	325,691	0.0%
Supplementary contracts	9,017	—	—	9,017
Accident and health	6,331	2,112	—	4,219	0.0%

Total premiums	$444,017	$6,926	$—	$437,091	0.0%

See accompanying report of independent auditors’ report.

PART C: OTHER INFORMATION
HORACE MANN LIFE INSURANCE
GROUP ANNUITY SEPARATE ACCOUNT
Item 24. Financial Statements and Exhibits
(a) Financial Statements
The following financial statements are included in Part B hereof.
Horace Mann Life Insurance Company
- Report of Independent Registered Public Accounting Firm, dated April 29, 2009
- Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus — As of December 31, 2008 and 2007
- Statutory Statements of Operations — For the Years Ended December 31, 2008, 2007 and 2006
- Statutory Statements of Capital and Surplus — For the Years Ended December 31, 2008, 2007 and 2006
- Statutory Statements of Cash Flow — For the Years Ended December 31, 2008, 2007 and 2006
-Notes to Statutory Financial Statements — December 31, 2008, 2007 and 2006
Horace Mann Life Insurance Group Annuity Separate Account
- Report of Independent Registered Public Accounting Firm, dated April 29, 2009
- Statements of Net Assets — December 31, 2008
- Statements of Operations — For the Year Ended December 31, 2008
- Statements of Changes in Net Assets For the Years Ended December 31, 2008 and 2007
- Notes to Financial Statements — December 31, 2008

(b) Exhibits
(1)	Resolution of Board of Directors (3)

(2)	Agreements for Custody Not Applicable

(3)	Underwriting Agreement (3)

(4)	(a) Form of Group Variable Annuity Contract (3)

(b) Form of Certificate (3)

(5)	Form of Application/Enrollment Form (3)

(6)	Certificate of Incorporation and Bylaws (2)

(7)	Contract of Reinsurance Not Applicable

(8)	Other Contracts Not Applicable

(9)	Opinion and Consent of Counsel (1)

(10)	Independent Registered Public Accounting Firm Consent — (1)

(11)	Financial Statement Schedules for Horace Mann Life Insurance Company and the Independent Registered Public Accounting Firm’s Report Thereon (1)

(12)	Agreement regarding initial capital Not Applicable

(1)	Filed herewith.

(2)	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement for Horace Mann Life Insurance Company Separate Account, dated February 14, 2006 (File Nos. 333-129284 and 811-1343).

(3)	Incorporated by reference to Initial Registration Statement for Horace Mann Life Insurance Group Annuity Separate Account, dated August 11, 2006 ( File Nos: 333-136513 and 811-21939).

Item 25. Directors and Officers of the Depositor
     The directors and officers of Horace Mann Life Insurance Company, who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant, are listed below. Their principal business address is One Horace Mann Plaza, Springfield, Illinois 62715.

Name	Position and Office with Depositor
Peter H. Heckman	Director and Executive Vice President, Chief Financial Officer
Ann M. Caparros	Director, Vice President, General Counsel, Corporate Secretary & Chief Compliance Officer
Louis G. Lower II	Director, Chairman, President & Chief Executive Officer
Paul D. Andrews	Director and Senior Vice President
Angela S. Christian	Vice President & Treasurer
Brent Hamann	Senior Vice President

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

          The Registrant is a separate account of Horace Mann Life Insurance Company. Horace Mann Life Insurance Company (an Illinois Corporation) is a wholly owned subsidiary of Allegiance Life Insurance Company (an Illinois Corporation). Allegiance Life Insurance Company and Horace Mann Investors, Inc. (a Maryland Corporation), principal underwriter of the Registrant, are wholly- owned subsidiaries of Horace Mann Educators Corporation (a Delaware Corporation), a publicly held corporation.
Item 27. Number of Certificate Owners
As of March 27, 2009, we have sold 1,861 Certificates funded through the Separate Account. Certificates sold prior to October 16, 2006 were unregistered.
Item 28. Indemnification
          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the Act, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
          According to Section 21 of the Distribution Agreement, Horace Mann Life Insurance Company agrees to indemnify Horace Mann Investors, Inc. for any liability Horace Mann Investors, Inc. may incur to a Participant or party-in-interest under a Certificate (i) arising out of any act or omission in the course of, or in connection with, rendering services under the Distribution Agreement, or (ii) arising out of the purchase, retention or surrender of a Certificate; provided however that Horace Mann Life Insurance Company will not indemnify Horace Mann Investors, Inc. for any such liability that results from the willful misfeasance, bad faith or gross negligence of Horace Mann Investors, Inc., or from the reckless disregard, by Horace Mann Investors, Inc., of its duties and obligations arising under the Distribution Agreement.

Item 29. Principal Underwriters
(a) Horace Mann Investors, Inc., the underwriter of Horace Mann Life Insurance Group Annuity Separate Account, acts as principal underwriter for Horace Mann Life Insurance Company Separate Account, Horace Mann Life Insurance Company Separate Account B, Horace Mann Life Insurance Company Allegiance Separate Account A, and Horace Mann Life Insurance Company Qualified Group Annuity Separate Account
(b) The following are the directors and officers of Horace Mann Investors, Inc. Their principal business address is One Horace Mann Plaza, Springfield, Illinois 62715.

Name	Position with Underwriter
Harry L. Mitchell	President
Joseph D. Terry	Chief Compliance Officer
Peter H. Heckman	Director
Rhonda R. Armstead	Secretary
Diane M. Barnett	Tax Compliance Officer
Angela S. Christian	Treasurer
Bret A. Conklin	Controller
Paul D. Andrews	Director
Ann M. Caparros	Director
(c) The following is a listing of the commissions and other compensation received by the principal underwriter from the Registrant, Horace Mann Life Insurance Company Separate Account, Horace Mann Life Insurance Company Separate Account B, Horace Mann Life Insurance Company Allegiance Separate Account A, and the Horace Mann Life Insurance Company Qualified Group Annuity Separate Account during the fiscal year ended December 31, 2008:

Net
Name of	Underwriting
Principal	Discounts and	Compensation	Brokerage
Underwriter	Commission	on Redemption	Commission	Compensation
Horace Mann Investors, Inc.	$5,478,911	N/A	N/A	N/A

Item 30. Location of Accounts and Records
          Horace Mann Investors, Inc., underwriter of the Registrant, is located at One Horace Mann Plaza, Springfield, Illinois 62715. It maintains those accounts and records associated with its duties as underwriter required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.
          Horace Mann Life Insurance Company, the depositor, is located at One Horace Mann Plaza, Springfield, Illinois 62715. It maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder that are not maintained by Horace Mann Investors, Inc.

Item 31. Management Services
     Not applicable.
Item 32. Undertakings
          (a) Horace Mann Life Insurance Company and the Registrant are relying on a no-action letter from the Securities and Exchange Commission that was issued to the American Council of Life Insurance and made publicly available on November 28, 1988. That letter outlines conditions that must be met if a company offering registered annuity contracts imposes the limitations on surrenders and withdrawals on Section 403(b) contracts as required by the Internal Revenue Code. Horace Mann Life Insurance Company and the Registrant are in compliance with the conditions of that no-action letter.
          (b) Horace Mann Life Insurance Company represents that the fees and charges deducted under the Group Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.
          (c) The Registrant undertakes to file a post-effective amendment to its registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the Group Contract may be accepted.
          (d) The Registrant undertakes to include either (1) as part of any application to purchase a Certificate issued under the Group Contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.
          (e) The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written request.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement meets the requirements of the Securities Act Rule 485(b) for effectiveness and has duly caused this Registration Statement to be signed on its behalf in the City of Springfield and State of Illinois, on this 28th day of April, 2009..
BY: HORACE MANN LIFE INSURANCE GROUP
ANNUITY SEPARATE ACCOUNT
(Registrant)
By: Horace Mann Life Insurance Company
(Depositor)

Attest:	/s/ ANN M. CAPARROS	By:	/s/ LOUIS G. LOWER II

	Ann M. Caparros	Louis G. Lower II,
	Corporate Secretary	President and Chief Executive
	of the Depositor	Officer of the Depositor
     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

SIGNATURE	TITLE	DATE
/s/ Louis G. Lower Louis G. Lower II	Director, Chairman, President and Chief Executive Officer	April 28, 2009

/s/ Peter H. Heckman Peter H. Heckman	Director, Executive Vice President and Chief Financial Officer	April 28, 2009

/s/ Ann M. Caparros Ann M. Caparros	Director, Vice President, General Counsel, Corporate Secretary and Chief Compliance Officer	April 28, 2009

/s/ Brent Hamann Brent Hamann	Senior Vice President	April 28, 2009

Exhibit Index

(9)	Opinion and Consent of Counsel

(10)	Independent Registered Public Accounting Firm Consent — to be filed by amendment

(11)	Financial Statement Schedules for Horace Mann Life Insurance Company and the Independent Registered Public Accounting Firm’s Report Thereon